2006

Nationwide® Variable Account-II

December 31, 2006

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO–725–12/06

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 3,985,820 shares (cost $46,045,134)	$52,772,256
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 556,003 shares (cost $12,939,757)	14,406,047
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 1,154,151 shares (cost $17,297,728)	20,994,000
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 16,472 shares (cost $228,684)	235,556
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 29,691 shares (cost $637,060)	608,081
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 855,657 shares (cost $18,948,238)	23,042,846
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 486,051 shares (cost $7,631,398)	8,748,911
American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 10,813,880 shares (cost $72,257,112)	81,428,520
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 11,390,899 shares (cost $97,855,713)	124,844,255
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 4,629,426 shares (cost $29,713,413)	39,951,943
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 1,715,163 shares (cost $11,876,639)	14,784,708
American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 7,397,710 shares (cost $76,754,613)	74,568,915
American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 6,473,838 shares (cost $41,415,555)	65,515,246
American Century Variable Portfolios, Inc. – International Fund – Class II (ACVPInt2) 332,843 shares (cost $2,231,114)	3,361,717
American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 3,240,766 shares (cost $20,402,912)	32,796,555
American Century Variable Portfolios, Inc. – International Fund – Class IV (ACVPInt4) 1,129,791 shares (cost $8,383,379)	11,422,187
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 245,416 shares (cost $3,200,635)	3,310,668
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 1,230,100 shares (cost $15,372,098)	16,594,051
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 435,255 shares (cost $4,407,629)	4,369,963
American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 1,510,080 shares (cost $14,533,424)	15,070,594
American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 17,568,721 shares (cost $126,124,858)	153,550,624
American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 11,920,240 shares (cost $95,462,477)	104,063,696
American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 9,556 shares (cost $143,270)	150,414
American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 186,969 shares (cost $2,891,639)	2,937,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Funds Insurance Series® – Growth Fund – Class 1 (AmerGro) 292,020 shares (cost $15,613,593)	$18,838,204
American Funds Insurance Series® – High-Income Bond Fund – Class 1 (AmerHiInc) 112,915 shares (cost $1,399,212)	1,456,603
American Funds Insurance Series® – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 148,491 shares (cost $1,801,807)	1,762,594
Charles Schwab Money Market Portfolio (ChScMM) 17,479,049 shares (cost $17,479,049)	17,479,049
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 298,430 shares (cost $2,767,817)	4,374,991
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,005,560 shares (cost $26,015,878)	41,296,393
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 5,183,019 shares (cost $57,356,530)	80,855,104
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 2,859,153 shares (cost $44,800,945)	53,151,648
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 2,898,943 shares (cost $85,683,438)	82,474,935
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 15,178,110 shares (cost $403,345,471)	548,688,673
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,251,953 shares (cost $98,300,691)	117,590,617
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,155,852 shares (cost $37,309,207)	49,181,512
Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 590,114 shares (cost $21,192,583)	24,973,630
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 105,314 shares (cost $4,206,383)	4,376,848
Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,382,570 shares (cost $25,647,185)	34,273,921
Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 112,536 shares (cost $2,169,181)	2,411,655
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 477,259 shares (cost $2,626,738)	3,226,269
Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 319,253 shares (cost $3,284,497)	3,358,545
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,396,882 shares (cost $15,955,027)	15,770,800
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 4,602,310 shares (cost $51,969,228)	51,729,967
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 35,978,039 shares (cost $832,999,956)	942,624,625
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 6,573,158 shares (cost $156,208,794)	170,047,594
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 20,198,373 shares (cost $799,741,752)	724,515,654
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,446,438 shares (cost $45,193,838)	51,232,823
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 24,194,435 shares (cost $156,863,983)	153,634,665
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 6,599,320 shares (cost $91,108,971)	158,185,709
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,032,968 shares (cost $47,969,107)	72,548,596
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 367,324 shares (cost $5,927,577)	8,723,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,075,276 shares (cost $37,810,100)	$48,997,270
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 18,272,318 shares (cost $277,995,973)	287,058,112
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 22,947,074 shares (cost $542,041,619)	722,144,429
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 10,276,410 shares (cost $287,536,962)	319,699,121
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,418,577 shares (cost $17,856,624)	17,987,552
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 14,901,216 shares (cost $185,151,261)	187,159,273
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,666,814 shares (cost $21,724,932)	30,269,340
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 296,640 shares (cost $9,715,718)	10,260,788
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 5,395,077 shares (cost $164,866,723)	184,781,377
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,082,734 shares (cost $13,864,856)	14,530,289
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,857,125 shares (cost $23,660,829)	25,034,047
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 2,360,147 shares (cost $49,535,462)	44,795,587
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 147,800 shares (cost $1,657,364)	1,711,525
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,715,015 shares (cost $29,868,348)	31,385,572
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 120,663 shares (cost $1,425,218)	1,458,814
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,195,486 shares (cost $35,833,322)	38,601,471
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 72,476 shares (cost $879,808)	901,598
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,090,727 shares (cost $12,557,909)	13,546,835
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 3,038,708 shares (cost $49,943,260)	52,751,979
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,933,705 shares (cost $117,388,408)	142,487,634
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 3,626,903 shares (cost $59,027,428)	68,149,511
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,975,565 shares (cost $23,180,727)	27,223,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 589,452 shares (cost $7,547,619)	$11,034,540
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 6,931,752 shares (cost $110,660,870)	129,485,134
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,338,032 shares (cost $19,830,359)	20,726,121
Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 7,293,818 shares (cost $131,830,964)	135,519,145
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,557,558 shares (cost $17,838,881)	18,254,574
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 992,503 shares (cost $21,522,992)	23,174,948
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 739,981 shares (cost $45,784,488)	47,965,577
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 160,372 shares (cost $2,260,441)	2,966,884
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 1,673,408 shares (cost $26,119,419)	31,008,258
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 7,062,318 shares (cost $119,309,822)	130,582,253
Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 70,364 shares (cost $638,345)	1,232,781
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 338,401 shares (cost $3,752,737)	5,894,940
Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 3,437,831 shares (cost $45,003,947)	60,196,414
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 3,336,691 shares (cost $47,205,020)	58,392,093
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 2,439,918 shares (cost $19,839,131)	19,470,546
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 3,850,153 shares (cost $30,313,718)	30,685,719
Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 345,889 shares (cost $3,453,608)	3,735,600
Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2) 140,993 shares (cost $1,726,492)	1,862,518
Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 323,882 shares (cost $4,375,199)	4,294,681
Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2) 218,254 shares (cost $2,282,833)	2,296,034
Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 653,652 shares (cost $6,945,657)	6,954,860
Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6) 1,150,026 shares (cost $12,359,703)	12,178,772
Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 102,129 shares (cost $348,690)	437,113
Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2) 339,270 shares (cost $1,341,383)	1,441,898
Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 1,417,211 shares (cost $5,468,851)	6,108,181
Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6) 1,644,154 shares (cost $6,581,421)	7,020,536

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2) 81,785 shares (cost $807,275)	$1,053,397
Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 1,054,620 shares (cost $12,281,129)	13,572,963
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 32,099,525 shares (cost $382,293,759)	364,329,612
Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,062,616 shares (cost $46,706,809)	61,510,781
Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 11,024 shares (cost $66,963)	133,057
Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 2,280,109 shares (cost $21,455,539)	27,543,711
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 42,536,219 shares (cost $481,437,349)	574,664,320
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 12,985,173 shares (cost $134,527,152)	135,954,757
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 142,432,117 shares (cost $1,603,965,730)	1,749,066,396
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 107,765,237 shares (cost $1,247,112,948)	1,411,724,609
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 30,560,419 shares (cost $328,936,720)	346,860,758
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 311,482 shares (cost $3,161,951)	3,426,307
Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 536,103 shares (cost $14,181,998)	15,997,321
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 4,210,533 shares (cost $117,276,696)	124,926,521
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 7,129,407 shares (cost $113,420,884)	132,535,682
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 454,484,334 shares (cost $454,484,334)	454,484,334
Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 24,841,931 shares (cost $275,356,158)	330,894,525
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 13,961,884 shares (cost $171,283,843)	185,413,818
Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 458,384 shares (cost $6,313,318)	6,311,945
Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 725,588 shares (cost $11,014,744)	11,906,907
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 885,182 shares (cost $13,454,178)	14,348,798
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 8,490,709 shares (cost $95,460,368)	105,709,329
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 3,493,303 shares (cost $42,687,572)	43,107,365
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 7,577,128 shares (cost $148,179,997)	189,352,417
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 3,833,982 shares (cost $89,234,174)	94,545,992
Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,885,477 shares (cost $20,547,672)	19,778,658
Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 635,338 shares (cost $7,004,361)	6,740,933
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2) 16,262,354 shares (cost $191,863,816)	203,279,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 5,753,617 shares (cost $56,624,851)	$56,442,986
Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 409,189 shares (cost $5,554,759)	6,502,012
Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 461,306 shares (cost $11,502,864)	13,299,463
Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,204,710 shares (cost $26,441,184)	36,032,879
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,134,646 shares (cost $4,166,149)	4,935,711
Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 913,632 shares (cost $3,302,520)	3,901,210
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 306,187 shares (cost $3,979,147)	3,888,578
Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,592,725 shares (cost $104,377,120)	131,710,410
Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 320,122 shares (cost $7,971,266)	16,201,353
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 595,337 shares (cost $16,069,134)	18,788,844
MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,285,254 shares (cost $20,382,281)	23,835,202
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 4,376,640 shares (cost $56,476,736)	63,111,145
MTB Large Cap Growth Fund II (MTBLgCapGr2) 96,621 shares (cost $950,353)	1,057,998
MTB Large Cap Value Fund II (MTBLgCapV2) 121,408 shares (cost $1,310,868)	1,450,828
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2) 28,004 shares (cost $310,510)	329,322
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2) 8,474 shares (cost $87,050)	88,044
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 804,874 shares (cost $8,528,056)	8,579,961
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 428,021 shares (cost $5,728,812)	6,219,139
Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro) 8,996,236 shares (cost $87,149,997)	141,510,799
Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 934,860 shares (cost $13,152,376)	18,426,097
Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 10,770,476 shares (cost $137,594,744)	153,910,099
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 17,661,963 shares (cost $230,254,623)	225,366,653
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares (NBAMTMCGrS) 391,860 shares (cost $6,898,154)	9,020,609
Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 9,702,165 shares (cost $146,471,313)	205,297,811
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 1,045,263 shares (cost $17,968,740)	18,135,315
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 13,887,327 shares (cost $212,290,112)	232,057,238
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 3,278,396 shares (cost $85,172,854)	121,267,861

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,589,026 shares (cost $78,802,739)	$94,473,550
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 7,792,842 shares (cost $121,903,559)	137,855,370
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,404,984 shares (cost $79,844,255)	99,638,493
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,559,566 shares (cost $55,637,863)	64,082,573
Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 10,395,999 shares (cost $112,626,704)	116,019,351
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 8,001,082 shares (cost $151,961,037)	294,359,797
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 606,338 shares (cost $15,955,126)	22,125,284
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 108,182 shares (cost $885,457)	924,958
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 5,230,918 shares (cost $42,921,848)	44,462,801
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 1,173,796 shares (cost $21,909,520)	29,086,673
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 9,601,820 shares (cost $211,560,232)	236,012,737
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 118,955 shares (cost $2,140,782)	2,277,980
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 3,733,146 shares (cost $63,985,598)	70,855,113
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 382,817 shares (cost $16,972,294)	19,466,240
Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV) 74,874 shares (cost $1,272,881)	1,341,736
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 297,996 shares (cost $7,279,266)	8,749,164
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 85,337 shares (cost $1,119,252)	1,761,355
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 92,004 shares (cost $2,423,218)	2,766,559
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 2,152,666 shares (cost $20,644,758)	22,409,249
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,187,129 shares (cost $50,697,066)	54,240,811
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,879,265 shares (cost $9,171,963)	9,208,398
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 660,140 shares (cost $7,856,506)	7,763,248
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,866,325 shares (cost $22,962,913)	21,985,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,002,647 shares (cost $19,047,920)	$25,026,071
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,697,390 shares (cost $22,349,807)	42,400,803
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,031,208 shares (cost $28,139,304)	33,730,812
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,489,452 shares (cost $22,343,368)	48,719,967
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 124,250 shares (cost $1,396,420)	1,416,448
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 9,995,540 shares (cost $112,784,785)	113,149,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,055,326 shares (cost $8,995,454)	9,413,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 269,602 shares (cost $2,336,084)	2,396,762
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,436,576 shares (cost $121,039,566)	218,337,869
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 4,011,317 shares (cost $85,272,729)	116,729,325
Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 74,087 shares (cost $818,164)	969,793
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc) 4,181,097 shares (cost $46,046,042)	68,737,235
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro) 14,309 shares (cost $124,345)	137,225
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Money Market Fund (WFMnMrkt) 16,725 shares (cost $16,725)	16,725
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 13,957,699 shares (cost $263,928,100)	335,263,923
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd) 2,243 shares (cost $21,976)	21,983

Total investments	17,881,047,066
Accounts receivable	–

Total assets	17,881,047,066

Accounts payable	329,630

Contract owners’ equity (note 4)	$17,880,717,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$288,390,942	63,538	–	–	2,716	–	257,900	19,917
Mortality and expense risk charges (note 2)	(234,226,115)	(810,023)	(215,687)	(311,518)	(3,211)	(5,470)	(346,391)	(136,110)

Net investment income (loss)	54,164,827	(746,485)	(215,687)	(311,518)	(495)	(5,470)	(88,491)	(116,193)

Proceeds from mutual fund shares sold	2,556,465,713	8,511,032	2,305,688	4,005,203	259,989	277,657	3,869,668	1,967,032
Cost of mutual fund shares sold	(2,309,692,003)	(7,111,899)	(2,095,745)	(2,987,762)	(239,136)	(280,780)	(3,130,325)	(1,570,404)

Realized gain (loss) on investments	246,773,710	1,399,133	209,943	1,017,441	20,853	(3,123)	739,343	396,628
Change in unrealized gain (loss) on investments	953,363,338	2,478,940	556,447	1,347,726	(26,228)	(39,360)	1,302,616	113,486

Net gain (loss) on investments	1,200,137,048	3,878,073	766,390	2,365,167	(5,375)	(42,483)	2,041,959	510,114

Reinvested capital gains	491,388,560	2,207,948	–	363,534	11,605	75,353	1,157,952	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	$1,745,690,435	5,339,536	550,703	2,417,183	5,735	27,400	3,111,420	981,955

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,754,401	–	769,094	230,137	2,624,499	1,109,419	46,472	498,679
Mortality and expense risk charges (note 2)	(1,157,353)	(1,710,155)	(536,351)	(216,490)	(1,200,701)	(881,763)	(46,021)	(407,806)

Net investment income (loss)	597,048	(1,710,155)	232,743	13,647	1,423,798	227,656	451	90,873

Proceeds from mutual fund shares sold	21,306,577	27,528,813	10,500,549	3,249,263	16,650,950	16,119,055	398,939	4,987,450
Cost of mutual fund shares sold	(21,282,795)	(24,581,716)	(7,333,967)	(2,657,572)	(17,224,149)	(10,982,852)	(293,423)	(2,660,193)

Realized gain (loss) on investments	23,782	2,947,097	3,166,582	591,691	(573,199)	5,136,203	105,516	2,327,257
Change in unrealized gain (loss) on investments	111,956	17,019,309	2,361,536	1,397,687	(841,927)	8,412,645	549,318	4,009,260

Net gain (loss) on investments	135,738	19,966,406	5,528,118	1,989,378	(1,415,126)	13,548,848	654,834	6,336,517

Reinvested capital gains	5,880,493	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,613,279	18,256,251	5,760,861	2,003,025	8,672	13,776,504	655,285	6,427,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$152,434	19,800	74,027	–	–	2,071,190	933,013	–
Mortality and expense risk charges (note 2)	(157,489)	(11,255)	(146,098)	(73,258)	(257,769)	(1,954,371)	(1,293,000)	(688)

Net investment income (loss)	(5,055)	8,545	(72,071)	(73,258)	(257,769)	116,819	(359,987)	(688)

Proceeds from mutual fund shares sold	2,271,723	651,127	1,496,452	4,237,099	2,306,950	30,575,350	7,594,388	37,069
Cost of mutual fund shares sold	(1,637,347)	(648,184)	(1,378,985)	(3,997,245)	(2,237,396)	(26,863,030)	(7,153,468)	(40,549)

Realized gain (loss) on investments	634,376	2,943	117,467	239,854	69,554	3,712,320	440,920	(3,480)
Change in unrealized gain (loss) on investments	1,506,142	110,033	1,200,817	(474,553)	(616,341)	6,275,683	6,575,521	7,144

Net gain (loss) on investments	2,140,518	112,976	1,318,284	(234,699)	(546,787)	9,988,003	7,016,441	3,664

Reinvested capital gains	–	82,755	474,403	–	–	13,065,386	6,618,448	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,135,463	204,276	1,720,616	(307,957)	(804,556)	23,170,208	13,274,902	2,976

Investment activity:	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	185,364	79,104	77,240	597,574	–	421,034	–
Mortality and expense risk charges (note 2)	(43,427)	(260,120)	(20,296)	(26,507)	(132,841)	(63,791)	(575,648)	(1,219,347)

Net investment income (loss)	(43,427)	(74,756)	58,808	50,733	464,733	(63,791)	(154,614)	(1,219,347)

Proceeds from mutual fund shares sold	1,238,886	4,973,066	1,611,855	747,828	14,061,032	1,385,183	9,815,852	23,179,616
Cost of mutual fund shares sold	(1,183,896)	(5,183,395)	(1,594,312)	(773,164)	(14,061,032)	(967,804)	(6,606,303)	(20,546,613)

Realized gain (loss) on investments	54,990	(210,329)	17,543	(25,336)	–	417,379	3,209,549	2,633,003
Change in unrealized gain (loss) on investments	4,637	1,806,605	65,471	17,159	–	161,847	3,651,076	1,806,461

Net gain (loss) on investments	59,627	1,596,276	83,014	(8,177)	–	579,226	6,860,625	4,439,464

Reinvested capital gains	6,260	115,257	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$22,460	1,636,777	141,822	42,556	464,733	515,435	6,706,011	3,220,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
Reinvested dividends	$225,022	96,942	9,091,947	1,484,869	808,137	332,686	8,247	266,062
Mortality and expense risk charges (note 2)	(774,216)	(1,155,371)	(7,485,117)	(1,558,996)	(672,044)	(374,547)	(71,769)	(455,358)

Net investment income (loss)	(549,194)	(1,058,429)	1,606,830	(74,127)	136,093	(41,861)	(63,522)	(189,296)

Proceeds from mutual fund shares sold	18,783,175	20,121,073	123,044,118	9,062,856	14,702,578	7,521,576	1,404,019	7,752,421
Cost of mutual fund shares sold	(14,955,929)	(28,800,917)	(102,951,183)	(7,611,515)	(11,765,668)	(6,652,550)	(1,310,786)	(7,307,573)

Realized gain (loss) on investments	3,827,246	(8,679,844)	20,092,935	1,451,341	2,936,910	869,026	93,233	444,848
Change in unrealized gain (loss) on investments	1,685,485	15,984,293	50,562,262	11,911,645	3,854,109	2,442,930	(374,221)	3,860,938

Net gain (loss) on investments	5,512,731	7,304,449	70,655,197	13,362,986	6,791,019	3,311,956	(280,988)	4,305,786

Reinvested capital gains	1,276,198	–	–	–	–	–	426,364	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,239,735	6,246,020	72,262,027	13,288,859	6,927,112	3,270,095	81,854	4,116,490

Investment activity:	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
Reinvested dividends	$30,247	16,812	–	798,746	1,900,849	30,850,858	4,319,947	3,220,814
Mortality and expense risk charges (note 2)	(37,401)	(48,408)	(21,749)	(247,044)	(794,844)	(12,446,652)	(2,246,981)	(10,374,449)

Net investment income (loss)	(7,154)	(31,596)	(21,749)	551,702	1,106,005	18,404,206	2,072,966	(7,153,635)

Proceeds from mutual fund shares sold	772,881	464,647	312,703	7,716,952	10,944,455	180,970,242	7,606,327	179,522,315
Cost of mutual fund shares sold	(711,139)	(389,271)	(306,792)	(8,218,034)	(11,651,474)	(171,918,232)	(6,075,141)	(261,407,099)

Realized gain (loss) on investments	61,742	75,376	5,911	(501,082)	(707,019)	9,052,010	1,531,186	(81,884,784)
Change in unrealized gain (loss) on investments	(34,090)	364,848	74,048	400,959	825,348	20,075,536	2,639,359	129,552,902

Net gain (loss) on investments	27,652	440,224	79,959	(100,123)	118,329	29,127,546	4,170,545	47,668,118

Reinvested capital gains	296,530	–	–	–	–	110,981,405	18,091,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$317,028	408,628	58,210	451,579	1,224,334	158,513,157	24,335,388	40,514,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$80,994	11,578,170	1,457,953	601,943	61,128	285,363	8,683,890	9,388,226
Mortality and expense risk charges (note 2)	(808,121)	(2,112,443)	(2,106,057)	(911,444)	(121,667)	(654,937)	(4,059,549)	(9,869,627)

Net investment income (loss)	(727,127)	9,465,727	(648,104)	(309,501)	(60,539)	(369,574)	4,624,341	(481,401)

Proceeds from mutual fund shares sold	8,628,170	60,355,383	32,690,400	9,261,232	1,139,417	6,831,010	63,794,223	113,230,994
Cost of mutual fund shares sold	(7,994,829)	(60,798,453)	(19,618,370)	(4,620,785)	(857,719)	(4,816,103)	(71,400,393)	(91,967,224)

Realized gain (loss) on investments	633,341	(443,070)	13,072,030	4,640,447	281,698	2,014,907	(7,606,170)	21,263,770
Change in unrealized gain (loss) on investments	2,502,135	5,569,841	10,741,269	5,518,302	989,822	4,519,821	20,092,233	(7,707,936)

Net gain (loss) on investments	3,135,476	5,126,771	23,813,299	10,158,749	1,271,520	6,534,728	12,486,063	13,555,834

Reinvested capital gains	–	–	1,013,550	414,035	52,977	237,802	–	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,408,349	14,592,498	24,178,745	10,263,283	1,263,958	6,402,956	17,110,404	71,344,345

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,851,295	641,913	2,670,607	248,128	–	283,855	85,833	83,632
Mortality and expense risk charges (note 2)	(4,500,920)	(225,606)	(1,946,575)	(431,249)	(44,302)	(2,850,020)	(201,602)	(389,453)

Net investment income (loss)	(1,649,625)	416,307	724,032	(183,121)	(44,302)	(2,566,165)	(115,769)	(305,821)

Proceeds from mutual fund shares sold	28,132,030	3,809,281	388,497	10,393,992	466,254	32,736,665	7,952,565	3,236,136
Cost of mutual fund shares sold	(19,690,373)	(3,951,307)	(414,906)	(8,265,743)	(482,876)	(24,192,935)	(8,216,023)	(3,396,988)

Realized gain (loss) on investments	8,441,657	(142,026)	(26,409)	2,128,249	(16,622)	8,543,730	(263,458)	(160,852)
Change in unrealized gain (loss) on investments	(5,489,005)	190,063	2,980,561	(922,416)	545,070	(8,102,421)	(371,115)	(395,437)

Net gain (loss) on investments	2,952,652	48,037	2,954,152	1,205,833	528,448	441,309	(634,573)	(556,289)

Reinvested capital gains	25,398,970	39,141	167,611	–	–	18,926,578	2,868,943	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	$26,701,997	503,485	3,845,795	1,022,712	484,146	16,801,722	2,118,601	3,139,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
Reinvested dividends	$265,662	28,044	480,402	20,896	514,526	9,458	176,825	382
Mortality and expense risk charges (note 2)	(539,152)	(9,123)	(426,437)	(4,754)	(526,806)	(2,320)	(190,970)	(1,788)

Net investment income (loss)	(273,490)	18,921	53,965	16,142	(12,280)	7,138	(14,145)	(1,406)

Proceeds from mutual fund shares sold	11,723,144	66,699	1,761,893	802	1,416,001	11,495	2,521,000	608,159
Cost of mutual fund shares sold	(10,330,320)	(65,641)	(1,655,914)	(818)	(1,253,252)	(10,566)	(2,255,591)	(657,433)

Realized gain (loss) on investments	1,392,824	1,058	105,979	(16)	162,749	929	265,409	(49,274)
Change in unrealized gain (loss) on investments	(5,147,619)	54,161	1,364,634	33,597	2,332,455	21,790	718,333	8,918

Net gain (loss) on investments	(3,754,795)	55,219	1,470,613	33,581	2,495,204	22,719	983,742	(40,356)

Reinvested capital gains	5,748,744	7,228	132,708	12,913	343,017	6,719	138,477	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,459	81,368	1,657,286	62,636	2,825,941	36,576	1,108,074	2,323

Investment activity:	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	122,446	1,454,108	327,249	210,433	131,257	901,940	323,944
Mortality and expense risk charges (note 2)	(136)	(229,492)	(2,210,972)	(860,810)	(282,483)	(161,418)	(1,244,462)	(189,053)

Net investment income (loss)	(136)	(107,046)	(756,864)	(533,561)	(72,050)	(30,161)	(342,522)	134,891

Proceeds from mutual fund shares sold	59,979	1,283,753	11,583,274	11,509,200	3,522,225	2,064,943	1,500,993	4,599,798
Cost of mutual fund shares sold	(62,786)	(1,195,574)	(9,287,234)	(8,212,297)	(2,776,676)	(1,560,498)	(1,115,442)	(4,287,613)

Realized gain (loss) on investments	(2,807)	88,179	2,296,040	3,296,903	745,549	504,445	385,551	312,185
Change in unrealized gain (loss) on investments	(1,311)	2,808,718	16,597,747	3,272,356	3,369,698	1,435,417	14,668,916	886,867

Net gain (loss) on investments	(4,118)	2,896,897	18,893,787	6,569,259	4,115,247	1,939,862	15,054,467	1,199,052

Reinvested capital gains	8,971	16,379	688,343	1,831,202	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,717	2,806,230	18,825,266	7,866,900	4,043,197	1,909,701	14,711,945	1,333,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
Reinvested dividends	$2,229,974	40,267	11,766	278,450	51,872	560,768	1,412,660	8,186
Mortality and expense risk charges (note 2)	(538,631)	(72,730)	(94,701)	(224,283)	(42,285)	(363,178)	(1,261,028)	(15,563)

Net investment income (loss)	1,691,343	(32,463)	(82,935)	54,167	9,587	197,590	151,632	(7,377)

Proceeds from mutual fund shares sold	33,319	545,522	28,899	172,731	451,970	4,629,223	3,530,832	358,420
Cost of mutual fund shares sold	(35,013)	(544,931)	(30,051)	(185,404)	(364,339)	(3,651,685)	(3,021,106)	(205,726)

Realized gain (loss) on investments	(1,694)	591	(1,152)	(12,673)	87,631	977,538	509,726	152,694
Change in unrealized gain (loss) on investments	3,688,181	415,693	1,651,955	2,181,090	248,426	2,219,669	8,847,378	178,349

Net gain (loss) on investments	3,686,487	416,284	1,650,803	2,168,417	336,057	3,197,207	9,357,104	331,043

Reinvested capital gains	–	–	–	–	183,065	1,743,452	4,643,844	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	$5,377,830	383,821	1,567,868	2,222,584	528,709	5,138,249	14,152,580	335,859

Investment activity:	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
Reinvested dividends	$30,578	413,747	264,090	1,498,495	1,767,090	26,803	28,911	90,825
Mortality and expense risk charges (note 2)	(86,765)	(755,195)	(658,535)	(314,857)	(338,377)	(15,464)	(26,035)	(59,612)

Net investment income (loss)	(56,187)	(341,448)	(394,445)	1,183,638	1,428,713	11,339	2,876	31,213

Proceeds from mutual fund shares sold	1,718,901	18,501,952	12,932,247	6,478,472	4,131,399	137,857	143,766	3,971,535
Cost of mutual fund shares sold	(1,276,655)	(13,794,303)	(9,827,268)	(6,647,316)	(4,163,544)	(140,479)	(131,439)	(3,625,016)

Realized gain (loss) on investments	442,246	4,707,649	3,104,979	(168,844)	(32,145)	(2,622)	12,327	346,519
Change in unrealized gain (loss) on investments	1,193,912	9,966,222	8,069,967	746,831	696,626	281,992	68,123	(133,123)

Net gain (loss) on investments	1,636,158	14,673,871	11,174,946	577,987	664,481	279,370	80,450	213,396

Reinvested capital gains	65,952	682,812	478,848	–	–	–	213,065	490,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,645,923	15,015,235	11,259,349	1,761,625	2,093,194	290,709	296,391	734,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
Reinvested dividends	$–	–	–	–	–	–	–	21,607
Mortality and expense risk charges (note 2)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	(14,492)

Net investment income (loss)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	7,115

Proceeds from mutual fund shares sold	325,739	3,599,923	3,213,819	228,383	279,498	2,005,234	2,775,180	155,358
Cost of mutual fund shares sold	(322,787)	(3,573,978)	(3,143,614)	(198,920)	(291,133)	(1,839,642)	(2,415,480)	(117,385)

Realized gain (loss) on investments	2,952	25,945	70,205	29,463	(11,635)	165,592	359,700	37,973
Change in unrealized gain (loss) on investments	52,114	168,338	160,341	22,766	151,730	365,081	194,784	186,942

Net gain (loss) on investments	55,066	194,283	230,546	52,229	140,095	530,673	554,484	224,915

Reinvested capital gains	–	–	–	–	–	–	–	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	$19,278	86,588	59,598	45,971	118,560	470,683	482,950	291,581

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$242,842	13,168,813	31,764	1,402	255,848	10,542,544	3,906,042	34,520,108
Mortality and expense risk charges (note 2)	(108,718)	(4,469,687)	(862,462)	(1,645)	(300,052)	(10,160,711)	(2,045,422)	(23,594,312)

Net investment income (loss)	134,124	8,699,126	(830,698)	(243)	(44,204)	381,833	1,860,620	10,925,796

Proceeds from mutual fund shares sold	2,511,041	13,371,041	15,011,588	51,992	5,198,218	17,209,685	14,374,346	1,379,708
Cost of mutual fund shares sold	(2,458,140)	(14,044,983)	(14,070,298)	(29,853)	(3,341,424)	(13,364,444)	(14,305,112)	(1,061,815)

Realized gain (loss) on investments	52,901	(673,942)	941,290	22,139	1,856,794	3,845,241	69,234	317,893
Change in unrealized gain (loss) on investments	1,883,876	(3,973,773)	2,781,955	15,066	3,966,647	58,943,272	2,473,142	101,238,121

Net gain (loss) on investments	1,936,777	(4,647,715)	3,723,245	37,205	5,823,441	62,788,513	2,542,376	101,556,014

Reinvested capital gains	715,316	2,306,840	–	274	54,145	7,436,693	1,213,194	11,652,856

Net increase (decrease) in contract owners’ equity resulting from operations	$2,786,217	6,358,251	2,892,547	37,236	5,833,382	70,607,039	5,616,190	124,134,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$25,697,833	8,520,962	72,852	–	–	1,558,998	20,826,879	3,607,180
Mortality and expense risk charges (note 2)	(19,394,608)	(4,918,931)	(40,844)	(224,180)	(1,140,485)	(1,961,806)	(6,746,403)	(4,507,450)

Net investment income (loss)	6,303,225	3,602,031	32,008	(224,180)	(1,140,485)	(402,808)	14,080,476	(900,270)

Proceeds from mutual fund shares sold	–	10,510,625	950,581	7,451,168	4,681,671	31,459,748	262,482,171	72,016,994
Cost of mutual fund shares sold	–	(9,430,937)	(895,570)	(5,607,880)	(3,623,505)	(22,926,415)	(262,482,171)	(68,239,792)

Realized gain (loss) on investments	–	1,079,688	55,011	1,843,288	1,058,166	8,533,333	–	3,777,202
Change in unrealized gain (loss) on investments	112,420,043	11,181,551	232,402	(520,547)	4,818,675	990,681	–	35,463,167

Net gain (loss) on investments	112,420,043	12,261,239	287,413	1,322,741	5,876,841	9,524,014	–	39,240,369

Reinvested capital gains	13,219,199	4,003,100	–	–	–	1,920,558	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,942,467	19,866,370	319,421	1,098,561	4,736,356	11,041,764	14,080,476	38,340,099

Investment activity:	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$995,895	39,574	–	–	483,121	85,727	205,364	50,111
Mortality and expense risk charges (note 2)	(1,557,533)	(64,005)	(181,940)	(218,402)	(1,495,160)	(537,881)	(2,688,873)	(1,230,454)

Net investment income (loss)	(561,638)	(24,431)	(181,940)	(218,402)	(1,012,039)	(452,154)	(2,483,509)	(1,180,343)

Proceeds from mutual fund shares sold	1,819,407	1,047,838	6,467,973	4,593,236	34,144,155	8,257,344	42,659,233	23,541,273
Cost of mutual fund shares sold	(1,458,625)	(1,036,900)	(5,280,948)	(3,589,274)	(22,763,579)	(8,205,607)	(33,446,999)	(22,464,410)

Realized gain (loss) on investments	360,782	10,938	1,187,025	1,003,962	11,380,576	51,737	9,212,234	1,076,863
Change in unrealized gain (loss) on investments	12,774,959	253,006	(854,143)	(702,491)	(2,306,247)	2,138,486	9,058,885	6,709,173

Net gain (loss) on investments	13,135,741	263,944	332,882	301,471	9,074,329	2,190,223	18,271,119	7,786,036

Reinvested capital gains	–	464,598	–	–	8,136,289	3,221,609	3,872,440	1,403,336

Net increase (decrease) in contract owners’ equity resulting from operations	$12,574,103	704,111	150,942	83,069	16,198,579	4,959,678	19,660,050	8,009,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
Reinvested dividends	$32,739	20,477	1,993,862	2,294,451	38,710	252,088	49,315	–
Mortality and expense risk charges (note 2)	(341,596)	(115,866)	(2,086,194)	(807,384)	(55,935)	(192,921)	(481,794)	(66,294)

Net investment income (loss)	(308,857)	(95,389)	(92,332)	1,487,067	(17,225)	59,167	(432,479)	(66,294)

Proceeds from mutual fund shares sold	4,812,555	4,182,058	18,791,514	9,798,965	1,375,975	2,447,542	10,343,108	1,545,579
Cost of mutual fund shares sold	(5,044,343)	(4,370,780)	(16,455,229)	(9,570,775)	(1,166,146)	(2,075,402)	(6,434,972)	(1,265,893)

Realized gain (loss) on investments	(231,788)	(188,722)	2,336,285	228,190	209,829	372,140	3,908,136	279,686
Change in unrealized gain (loss) on investments	(445,004)	(61,412)	8,530,868	26,694	748,485	653,537	(839,430)	84,356

Net gain (loss) on investments	(676,792)	(250,134)	10,867,153	254,884	958,314	1,025,677	3,068,706	364,042

Reinvested capital gains	373,442	145,945	6,927,464	128,444	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(612,207)	(199,578)	17,702,285	1,870,395	941,089	1,084,844	2,636,227	297,748

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
Reinvested dividends	$–	5,045	1,539,299	274,904	140,692	–	315,704	5,334
Mortality and expense risk charges (note 2)	(59,567)	(68,568)	(903,163)	(205,474)	(306,370)	(397,889)	(631,842)	(13,668)

Net investment income (loss)	(59,567)	(63,523)	636,136	69,430	(165,678)	(397,889)	(316,138)	(8,334)

Proceeds from mutual fund shares sold	1,514,680	5,000,448	5,582,637	3,579,804	14,611,944	4,925,096	6,930,665	77,869
Cost of mutual fund shares sold	(1,440,070)	(5,222,326)	(2,649,748)	(2,085,550)	(12,992,540)	(4,101,622)	(5,777,337)	(75,827)

Realized gain (loss) on investments	74,610	(221,878)	2,932,889	1,494,254	1,619,404	823,474	1,153,328	2,042
Change in unrealized gain (loss) on investments	246,774	74,125	21,141,732	3,977,242	1,219,446	874,376	5,180,019	80,899

Net gain (loss) on investments	321,384	(147,753)	24,074,621	5,471,496	2,838,850	1,697,850	6,333,347	82,941

Reinvested capital gains	–	307,433	–	–	568,468	–	1,062,420	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	$261,817	96,157	24,710,757	5,540,926	3,241,640	1,299,961	7,079,629	85,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
Reinvested dividends	$12,551	7,468	2,412	208,286	–	–	120,854	281,334
Mortality and expense risk charges (note 2)	(16,847)	(3,332)	(998)	(114,574)	(92,270)	(1,967,492)	(252,210)	(1,143,822)

Net investment income (loss)	(4,296)	4,136	1,414	93,712	(92,270)	(1,967,492)	(131,356)	(862,488)

Proceeds from mutual fund shares sold	96,667	8,775	15,930	810,255	520,351	39,607,251	5,767,809	43,531
Cost of mutual fund shares sold	(83,772)	(7,943)	(15,898)	(791,537)	(453,318)	(29,477,934)	(3,456,959)	(36,065)

Realized gain (loss) on investments	12,895	832	32	18,718	67,033	10,129,317	2,310,850	7,466
Change in unrealized gain (loss) on investments	76,080	17,228	1,046	161,103	83,801	9,405,193	(85,731)	14,735,128

Net gain (loss) on investments	88,975	18,060	1,078	179,821	150,834	19,534,510	2,225,119	14,742,594

Reinvested capital gains	96,192	8,607	1,188	412,969	155,936	–	–	1,031,768

Net increase (decrease) in contract owners’ equity resulting from operations	$180,871	30,803	3,680	686,502	214,500	17,567,018	2,093,763	14,911,874

Investment activity:	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
Reinvested dividends	$6,002,928	–	1,473,068	36,571	124,539	1,087,010	714,667	3,172,547
Mortality and expense risk charges (note 2)	(2,343,818)	(133,144)	(2,856,732)	(137,332)	(1,971,303)	(1,463,105)	(1,232,751)	(1,921,717)

Net investment income (loss)	3,659,110	(133,144)	(1,383,664)	(100,761)	(1,846,764)	(376,095)	(518,084)	1,250,830

Proceeds from mutual fund shares sold	9,949,188	2,116,024	47,339,091	2,135,351	338,436	6,784,040	15,683,808	32,572,436
Cost of mutual fund shares sold	(10,223,564)	(1,506,512)	(34,569,140)	(2,034,914)	(267,265)	(3,982,555)	(11,680,198)	(31,973,634)

Realized gain (loss) on investments	(274,376)	609,512	12,769,951	100,437	71,171	2,801,485	4,003,610	598,802
Change in unrealized gain (loss) on investments	992,362	489,777	(13,120,113)	38,281	17,863,233	8,444,284	4,355,053	3,992,333

Net gain (loss) on investments	717,986	1,099,289	(350,162)	138,718	17,934,404	11,245,769	8,358,663	4,591,135

Reinvested capital gains	–	–	22,688,477	506,998	884,270	5,690,652	4,426,282	6,974,232

Net increase (decrease) in contract owners’ equity resulting from operations	$4,377,096	966,145	20,954,651	544,955	16,971,910	16,560,326	12,266,861	12,816,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
Reinvested dividends	$432,933	118,051	6,794,865	3,206,419	194,310	–	3,008,029	328,506
Mortality and expense risk charges (note 2)	(1,455,172)	(987,425)	(1,662,905)	(4,026,978)	(318,451)	(3,991)	(616,938)	(375,776)

Net investment income (loss)	(1,022,239)	(869,374)	5,131,960	(820,559)	(124,141)	(3,991)	2,391,091	(47,270)

Proceeds from mutual fund shares sold	30,702,444	7,739,154	26,672,045	70,655,170	3,453,038	56,763	18,083,584	5,916,897
Cost of mutual fund shares sold	(19,991,119)	(6,847,797)	(27,043,734)	(37,766,597)	(2,709,441)	(54,331)	(18,180,668)	(4,143,343)

Realized gain (loss) on investments	10,711,325	891,357	(371,689)	32,888,573	743,597	2,432	(97,084)	1,773,554
Change in unrealized gain (loss) on investments	(3,008,832)	3,574,841	(297,292)	(4,020,288)	1,316,446	39,501	724,880	1,860,960

Net gain (loss) on investments	7,702,493	4,466,198	(668,981)	28,868,285	2,060,043	41,933	627,796	3,634,514

Reinvested capital gains	–	–	–	16,748,798	1,203,577	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,680,254	3,596,824	4,462,979	44,796,524	3,139,479	37,942	3,018,887	3,587,244

Investment activity:	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$697,400	–	6,821	–	9,431	1,739	134,182	9,857
Mortality and expense risk charges (note 2)	(2,225,876)	(8,504)	(711,891)	(305,748)	(5,406)	(8,020)	(139,094)	(24,383)

Net investment income (loss)	(1,528,476)	(8,504)	(705,070)	(305,748)	4,025	(6,281)	(4,912)	(14,526)

Proceeds from mutual fund shares sold	–	102,956	3,093,064	12,144,221	1,791,958	191,955	1,786,095	117,476
Cost of mutual fund shares sold	–	(104,668)	(2,256,713)	(8,979,662)	(1,947,580)	(196,005)	(1,526,721)	(86,409)

Realized gain (loss) on investments	–	(1,712)	836,351	3,164,559	(155,622)	(4,050)	259,374	31,067
Change in unrealized gain (loss) on investments	19,680,869	137,198	3,887,706	(2,431,174)	(151,881)	68,855	675,415	351,798

Net gain (loss) on investments	19,680,869	135,486	4,724,057	733,385	(307,503)	64,805	934,789	382,865

Reinvested capital gains	–	–	861,082	–	333,283	42,374	209,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,152,393	126,982	4,880,069	427,637	29,805	100,898	1,138,892	368,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$3,097	42,616	446,182	226,975	580,883	2,153,713	105,178	257,827
Mortality and expense risk charges (note 2)	(46,102)	(216,821)	(454,566)	(96,817)	(105,368)	(324,490)	(264,375)	(537,961)

Net investment income (loss)	(43,005)	(174,205)	(8,384)	130,158	475,515	1,829,223	(159,197)	(280,134)

Proceeds from mutual fund shares sold	1,226,954	1,816,222	1,069,617	1,209,819	2,440,546	6,523,394	5,534,864	10,530,601
Cost of mutual fund shares sold	(1,131,445)	(1,686,173)	(1,024,639)	(1,216,510)	(2,673,850)	(7,101,357)	(4,011,308)	(5,510,121)

Realized gain (loss) on investments	95,509	130,049	44,978	(6,691)	(233,304)	(577,963)	1,523,556	5,020,480
Change in unrealized gain (loss) on investments	35,601	1,536,062	3,857,050	47,408	138,245	(88,888)	3,126,469	4,165,084

Net gain (loss) on investments	131,110	1,666,111	3,902,028	40,717	(95,059)	(666,851)	4,650,025	9,185,564

Reinvested capital gains	–	–	1,294,029	–	–	–	1,655,963	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	$88,105	1,491,906	5,187,673	170,875	380,456	1,162,372	6,146,791	12,964,744

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
Reinvested dividends	$22,703	35,251	8,271	2,251,420	911,678	207,593	2,148,423	872,174
Mortality and expense risk charges (note 2)	(468,069)	(672,358)	(5,216)	(1,057,853)	(140,576)	(35,736)	(2,640,766)	(1,388,149)

Net investment income (loss)	(445,366)	(637,107)	3,055	1,193,567	771,102	171,857	(492,343)	(515,975)

Proceeds from mutual fund shares sold	15,000,542	12,467,802	269,229	56,923	4,132,269	423,686	39,401,840	11,300,888
Cost of mutual fund shares sold	(9,502,017)	(5,177,442)	(275,110)	(57,323)	(3,964,049)	(438,706)	(19,848,332)	(6,289,609)

Realized gain (loss) on investments	5,498,525	7,290,360	(5,881)	(400)	168,220	(15,020)	19,553,508	5,011,279
Change in unrealized gain (loss) on investments	(1,083,256)	817,332	20,028	328,513	(267,286)	4,511	29,064,115	17,752,662

Net gain (loss) on investments	4,415,269	8,107,692	14,147	328,113	(99,066)	(10,509)	48,617,623	22,763,941

Reinvested capital gains	1,932,012	2,999,882	1,099	306,481	198,048	45,299	12,898,400	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	$5,901,915	10,470,467	18,301	1,828,161	870,084	206,647	61,023,680	28,230,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
Reinvested dividends	$2,708	–	–	3,728	–	937
Mortality and expense risk charges (note 2)	(12,624)	(933,893)	(2,756)	(1,369)	(4,650,382)	(246)

Net investment income (loss)	(9,916)	(933,893)	(2,756)	2,359	(4,650,382)	691

Proceeds from mutual fund shares sold	134,738	12,676,185	5,099	2,449,443	78,334,103	246
Cost of mutual fund shares sold	(109,596)	(9,080,670)	(4,905)	(2,449,443)	(74,587,273)	(248)

Realized gain (loss) on investments	25,142	3,595,515	194	–	3,746,830	(2)
Change in unrealized gain (loss) on investments	70,173	5,897,547	2,873	–	(1,783,769)	(124)

Net gain (loss) on investments	95,315	9,493,062	3,067	–	1,963,061	(126)

Reinvested capital gains	24,629	–	–	–	37,907,571	–

Net increase (decrease) in contract owners’ equity resulting from operations	$110,028	8,559,169	311	2,359	35,220,250	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,164,827	24,170,939	(746,485)	(708,763)	(215,687)	(190,108)	(311,518)	(216,893)
Realized gain (loss) on investments	246,773,710	1,295,389	1,399,133	1,263,081	209,943	403,183	1,017,441	126,185
Change in unrealized gain (loss) on investments	953,363,338	600,232,308	2,478,940	883,898	556,447	299,434	1,347,726	1,204,267
Reinvested capital gains	491,388,560	214,630,863	2,207,948	606,132	–	–	363,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,745,690,435	840,329,499	5,339,536	2,044,348	550,703	512,509	2,417,183	1,113,559

Equity transactions:
Purchase payments received from contract owners (note 3)	4,413,387,374	2,681,386,765	6,289,141	11,781,123	2,473,729	3,391,139	3,496,551	4,637,798
Transfers between funds	–	–	(4,893,399)	1,615,067	555,533	(5,405,458)	498,823	200,194
Redemptions (note 3)	(2,209,952,262)	(2,302,379,721)	(3,079,310)	(2,092,611)	(745,118)	(674,391)	(1,288,377)	(811,261)
Annuity benefits	(1,824,897)	(2,123,973)	–	–	(212)	(213)	–	–
Annual contract maintenance charges (note 2)	(4,915,442)	(5,270,684)	(6,764)	(4,890)	(2,005)	(1,517)	(2,569)	(1,462)
Contingent deferred sales charges (note 2)	(11,554,857)	(10,642,202)	(51,190)	(31,732)	(9,627)	(21,245)	(24,805)	(9,007)
Adjustments to maintain reserves	(274,883)	(380,451)	(3,443)	(2,591)	(1,218)	(1,516)	1,419	(1,094)

Net equity transactions	2,184,865,033	360,589,734	(1,744,965)	11,264,366	2,271,082	(2,713,201)	2,681,042	4,015,168

Net change in contract owners’ equity	3,930,555,468	1,200,919,233	3,594,571	13,308,714	2,821,785	(2,200,692)	5,098,225	5,128,727
Contract owners’ equity beginning of period	13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

Contract owners’ equity end of period	$17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

CHANGES IN UNITS:
Beginning units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

Units purchased	657,395,428	400,792,606	701,873	1,484,610	381,805	487,308	557,111	434,636
Units redeemed	(442,736,650)	(320,487,979)	(807,225)	(730,606)	(227,999)	(699,244)	(407,304)	(178,138)

Ending units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(495)	1,603	(5,470)	(3,417)	(88,491)	(70,328)	(116,193)	(84,614)
Realized gain (loss) on investments	20,853	63	(3,123)	19,099	739,343	578,515	396,628	376,727
Change in unrealized gain (loss) on investments	(26,228)	29,888	(39,360)	(12,097)	1,302,616	112,602	113,486	(256,267)
Reinvested capital gains	11,605	–	75,353	10,437	1,157,952	–	588,034	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	5,735	31,554	27,400	14,022	3,111,420	620,789	981,955	399,379

Equity transactions:
Purchase payments received from contract owners (note 3)	24,272	–	37,967	37,546	195,594	348,728	151,561	245,768
Transfers between funds	(233,241)	277,995	161,711	155,998	(1,087,624)	(1,544,445)	(368,477)	(366,646)
Redemptions (note 3)	(368)	(383)	(32,028)	(9,590)	(1,346,415)	(1,253,808)	(423,626)	(362,777)
Annuity benefits	–	–	–	–	–	–	(1,354)	–
Annual contract maintenance charges (note 2)	–	–	–	–	(1,916)	(2,187)	(527)	(582)
Contingent deferred sales charges (note 2)	–	–	–	–	(24,716)	(30,546)	(7,613)	(9,316)
Adjustments to maintain reserves	(24)	3	(2)	(11)	(1,171)	(1,085)	(224)	(701)

Net equity transactions	(209,361)	277,615	167,648	183,943	(2,266,248)	(2,483,343)	(650,260)	(494,254)

Net change in contract owners’ equity	(203,626)	309,169	195,048	197,965	845,172	(1,862,554)	331,695	(94,875)
Contract owners’ equity beginning of period	439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

Contract owners’ equity end of period	$235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

CHANGES IN UNITS:
Beginning units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

Units purchased	4,020	25,611	32,400	34,704	106,981	82,656	64,831	81,138
Units redeemed	(22,029)	(34)	(21,170)	(20,875)	(247,485)	(256,103)	(100,626)	(105,914)

Ending units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$597,048	572,312	(1,710,155)	(1,625,651)	232,743	362,416	13,647	33,678
Realized gain (loss) on investments	23,782	588,775	2,947,097	(4,824,617)	3,166,582	3,917,195	591,691	440,215
Change in unrealized gain (loss) on investments	111,956	2,206,146	17,019,309	29,279,148	2,361,536	(2,904,435)	1,397,687	(44,154)
Reinvested capital gains	5,880,493	41,324	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,613,279	3,408,557	18,256,251	22,828,880	5,760,861	1,375,176	2,003,025	429,739

Equity transactions:
Purchase payments received from contract owners (note 3)	2,522,058	3,157,761	3,248,814	3,262,972	2,199,780	2,677,229	326,194	462,162
Transfers between funds	(3,000,910)	(924,025)	(4,603,628)	(27,910)	(2,375,957)	(3,216,613)	(833,369)	547,977
Redemptions (note 3)	(19,096,414)	(22,544,847)	(21,227,180)	(21,119,532)	(8,605,238)	(10,687,057)	(1,286,325)	(907,230)
Annuity benefits	(7,328)	(21,907)	(25,367)	(22,287)	(9,600)	(7,832)	–	–
Annual contract maintenance charges (note 2)	(42,906)	(51,745)	(85,270)	(92,331)	(22,498)	(26,418)	(1,605)	(2,049)
Contingent deferred sales charges (note 2)	(39,214)	(60,186)	(47,747)	(60,177)	(30,863)	(53,193)	(19,683)	(27,407)
Adjustments to maintain reserves	(439)	285	(4,498)	3,254	(8,800)	(1,436)	(768)	(622)

Net equity transactions	(19,665,153)	(20,444,664)	(22,744,876)	(18,056,011)	(8,853,176)	(11,315,320)	(1,815,556)	72,831

Net change in contract owners’ equity	(13,051,874)	(17,036,107)	(4,488,625)	4,772,869	(3,092,315)	(9,940,144)	187,469	502,570
Contract owners’ equity beginning of period	94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

Contract owners’ equity end of period	$81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

CHANGES IN UNITS:
Beginning units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

Units purchased	213,446	331,577	494,523	479,874	433,404	917,258	107,353	212,305
Units redeemed	(1,136,799)	(1,340,439)	(1,349,746)	(1,294,415)	(1,153,391)	(1,914,235)	(220,550)	(202,372)

Ending units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,423,798	2,098,347	227,656	(74,340)	451	(11,682)	90,873	(42,444)
Realized gain (loss) on investments	(573,199)	158,566	5,136,203	3,091,083	105,516	56,030	2,327,257	1,310,376
Change in unrealized gain (loss) on investments	(841,927)	(2,307,629)	8,412,645	4,189,377	549,318	276,496	4,009,260	1,756,958
Reinvested capital gains	–	35,728	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,672	(14,988)	13,776,504	7,206,120	655,285	320,844	6,427,390	3,024,890

Equity transactions:
Purchase payments received from contract owners (note 3)	10,189,052	24,340,853	8,853	5,315	–	–	3,046,342	3,496,740
Transfers between funds	(7,261,227)	5,933,880	(3,141,047)	(3,382,794)	(144,615)	(277,766)	16,826	(146,655)
Redemptions (note 3)	(7,599,225)	(8,390,234)	(12,029,665)	(12,885,485)	(203,184)	(173,260)	(5,560,399)	(5,139,725)
Annuity benefits	(2,944)	(2,528)	(17,676)	(24,171)	–	–	(3,926)	(3,318)
Annual contract maintenance charges (note 2)	(9,686)	(9,098)	(28,749)	(33,406)	(489)	(577)	(12,020)	(11,754)
Contingent deferred sales charges (note 2)	(76,630)	(55,510)	(16,433)	(37,776)	(4,475)	(5,856)	(25,360)	(32,613)
Adjustments to maintain reserves	7,433	(56)	971	(12,452)	(304)	(134)	(24)	49

Net equity transactions	(4,753,227)	21,817,307	(15,223,746)	(16,370,769)	(353,067)	(457,593)	(2,538,561)	(1,837,276)

Net change in contract owners’ equity	(4,744,555)	21,802,319	(1,447,242)	(9,164,649)	302,218	(136,749)	3,888,829	1,187,614
Contract owners’ equity beginning of period	79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

Contract owners’ equity end of period	$74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

CHANGES IN UNITS:
Beginning units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

Units purchased	2,292,295	4,432,742	183	33	–	–	501,282	630,178
Units redeemed	(2,731,574)	(2,421,915)	(759,248)	(990,422)	(19,882)	(30,723)	(686,932)	(792,266)

Ending units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt4		ACVPMdCpV1		ACVPMdCpV2		ACVPUltra
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,055)	(53,348)	8,545	–	(72,071)	6,886	(73,258)	(97,202)
Realized gain (loss) on investments	634,376	162,980	2,943	–	117,467	3,065	239,854	480,094
Change in unrealized gain (loss) on investments	1,506,142	919,283	110,033	–	1,200,817	21,137	(474,553)	(329,244)
Reinvested capital gains	–	–	82,755	–	474,403	117,241	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,135,463	1,028,915	204,276	–	1,720,616	148,329	(307,957)	53,648

Equity transactions:
Purchase payments received from contract owners (note 3)	227,401	2,814,189	157,220	–	5,168,009	3,195,866	388,617	570,959
Transfers between funds	(6,932)	565,731	3,069,196	–	4,746,349	2,242,602	(2,056,448)	1,382,471
Redemptions (note 3)	(576,656)	(299,079)	(119,273)	–	(436,420)	(182,256)	(1,258,550)	(1,589,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,289)	(893)	(247)	–	(606)	(7)	(2,721)	(3,007)
Contingent deferred sales charges (note 2)	(10,055)	(5,206)	(504)	–	(7,963)	(255)	(3,391)	(5,274)
Adjustments to maintain reserves	(431)	(365)	(7)	–	(781)	(153)	(102)	(64)

Net equity transactions	(367,962)	3,074,377	3,106,385	–	9,468,588	5,255,797	(2,932,595)	355,134

Net change in contract owners’ equity	1,767,501	4,103,292	3,310,661	–	11,189,204	5,404,126	(3,240,552)	408,782
Contract owners’ equity beginning of period	9,654,221	5,550,929	–	–	5,404,126	–	7,610,398	7,201,616

Contract owners’ equity end of period	$11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

CHANGES IN UNITS:
Beginning units	771,337	493,520	–	–	483,218	–	704,273	671,844

Units purchased	151,973	406,636	403,874	–	1,011,427	515,404	181,986	543,408
Units redeemed	(181,416)	(128,819)	(104,426)	–	(241,206)	(32,186)	(462,737)	(510,979)

Ending units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(257,769)	(224,691)	116,819	(692,330)	(359,987)	(576,486)	(688)	–
Realized gain (loss) on investments	69,554	89,007	3,712,320	2,928,046	440,920	720,457	(3,480)	–
Change in unrealized gain (loss) on investments	(616,341)	315,814	6,275,683	(14,682,796)	6,575,521	(2,565,260)	7,144	–
Reinvested capital gains	–	–	13,065,386	18,109,229	6,618,448	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(804,556)	180,130	23,170,208	5,662,149	13,274,902	2,340,304	2,976	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,880,321	4,269,813	6,535,511	7,630,954	15,603,993	24,572,361	2,630	–
Transfers between funds	(759,604)	446,568	(444,700)	(3,550,135)	6,033,429	8,480,556	145,053	–
Redemptions (note 3)	(812,729)	(907,375)	(29,918,655)	(36,270,143)	(3,773,312)	(3,860,822)	(219)	–
Annuity benefits	–	–	(43,045)	(68,181)	(393)	(352)	–	–
Annual contract maintenance charges (note 2)	(2,376)	(1,724)	(58,031)	(68,645)	(11,347)	(7,599)	(26)	–
Contingent deferred sales charges (note 2)	(15,586)	(13,702)	(87,376)	(110,508)	(82,100)	(73,897)	–	–
Adjustments to maintain reserves	(1,612)	(1,234)	(2,151)	(16,050)	(4,508)	(3,368)	(11)	–

Net equity transactions	288,414	3,792,346	(24,018,447)	(32,452,708)	17,765,762	29,106,879	147,427	–

Net change in contract owners’ equity	(516,142)	3,972,476	(848,239)	(26,790,559)	31,040,664	31,447,183	150,403	–
Contract owners’ equity beginning of period	15,585,166	11,612,690	154,396,815	181,187,374	73,018,856	41,571,673	–	–

Contract owners’ equity end of period	$15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

CHANGES IN UNITS:
Beginning units	1,111,532	833,172	7,260,905	8,834,706	4,664,738	2,735,693	–	–

Units purchased	269,885	520,061	1,090,565	1,593,966	2,241,828	3,029,494	19,799	–
Units redeemed	(248,835)	(241,701)	(2,186,310)	(3,167,767)	(1,207,529)	(1,100,449)	(4,037)	–

Ending units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista2		AmerGro		AmerHiInc		AmerUSGvt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,427)	(6,065)	(74,756)	(81,352)	58,808	92,259	50,733	64,530
Realized gain (loss) on investments	54,990	9,469	(210,329)	85,905	17,543	14,371	(25,336)	(3,395)
Change in unrealized gain (loss) on investments	4,637	41,014	1,806,605	2,849,534	65,471	(79,590)	17,159	(28,059)
Reinvested capital gains	6,260	–	115,257	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,460	44,418	1,636,777	2,854,087	141,822	27,040	42,556	33,076

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,762	503,121	490,672	268,142	13,027	65,787	15,196	22,511
Transfers between funds	554,056	693,741	(703,803)	(58,076)	(218,208)	(106,696)	(84,848)	67,180
Redemptions (note 3)	(78,736)	(34,942)	(4,205,848)	(1,672,803)	(394,355)	(152,310)	(636,902)	(175,505)
Annuity benefits	–	–	(717)	(13,907)	(7,885)	(7,814)	(5,147)	(5,286)
Annual contract maintenance charges (note 2)	(131)	(5)	(6,602)	(7,116)	(829)	(923)	(1,329)	(1,490)
Contingent deferred sales charges (note 2)	(1,839)	(546)	(691)	(3,174)	(128)	(360)	(279)	(375)
Adjustments to maintain reserves	(424)	(23)	578	625	572	624	159	123

Net equity transactions	1,708,688	1,161,346	(4,426,411)	(1,486,309)	(607,806)	(201,692)	(713,150)	(92,842)

Net change in contract owners’ equity	1,731,148	1,205,764	(2,789,634)	1,367,778	(465,984)	(174,652)	(670,594)	(59,766)
Contract owners’ equity beginning of period	1,205,764	–	21,628,150	20,260,372	1,923,130	2,097,782	2,433,351	2,493,117

Contract owners’ equity end of period	$2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

CHANGES IN UNITS:
Beginning units	106,490	–	304,890	328,214	51,290	56,446	88,729	91,982

Units purchased	279,170	149,981	9,630	9,003	26,006	50,577	611	3,672
Units redeemed	(143,272)	(43,491)	(70,989)	(32,327)	(41,790)	(55,733)	(26,641)	(6,925)

Ending units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ChScMM		CSTGlSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$464,733	150,483	(63,791)	(73,413)	(154,614)	(214,231)	(1,219,347)	(1,491,380)
Realized gain (loss) on investments	–	–	417,379	318,553	3,209,549	2,605,509	2,633,003	4,911,485
Change in unrealized gain (loss) on investments	–	–	161,847	487,571	3,651,076	4,008,349	1,806,461	(8,473,336)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	464,733	150,483	515,435	732,711	6,706,011	6,399,627	3,220,117	(5,053,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,665,779	22,653,500	42	4,337	6,316	1,303	3,044,696	3,635,938
Transfers between funds	(12,799,203)	(13,771,486)	(314,543)	(483,998)	(1,655,063)	(1,311,321)	(5,318,207)	(8,358,382)
Redemptions (note 3)	(3,158,562)	(2,104,655)	(991,334)	(1,159,692)	(7,549,991)	(9,441,859)	(18,430,628)	(21,438,588)
Annuity benefits	(10,451)	–	(4,650)	(4,154)	(11,221)	(12,324)	(8,930)	(18,788)
Annual contract maintenance charges (note 2)	(951)	(905)	(3,114)	(3,564)	(17,472)	(19,669)	(46,960)	(60,143)
Contingent deferred sales charges (note 2)	–	–	(1,508)	(3,816)	(9,691)	(15,149)	(49,641)	(67,393)
Adjustments to maintain reserves	16,408	447	(329)	(219)	464	1,336	(1,346)	138

Net equity transactions	5,713,020	6,776,901	(1,315,436)	(1,651,106)	(9,236,658)	(10,797,683)	(20,811,016)	(26,307,218)

Net change in contract owners’ equity	6,177,753	6,927,384	(800,001)	(918,395)	(2,530,647)	(4,398,056)	(17,590,899)	(31,360,449)
Contract owners’ equity beginning of period	11,301,111	4,373,727	5,174,747	6,093,142	43,827,694	48,225,750	98,444,130	129,804,579

Contract owners’ equity end of period	$17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

CHANGES IN UNITS:
Beginning units	1,114,003	438,727	377,164	509,005	3,268,498	4,168,927	5,728,799	7,254,068

Units purchased	2,558,854	2,491,042	–	–	423	–	458,167	687,851
Units redeemed	(2,022,834)	(1,815,766)	(91,556)	(131,841)	(639,146)	(900,429)	(1,636,648)	(2,213,120)

Ending units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySmCapIxS		DrySRGro		DryStkIx		DryStklxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(549,194)	(705,491)	(1,058,429)	(1,361,604)	1,606,830	1,460,098	(74,127)	(56,107)
Realized gain (loss) on investments	3,827,246	2,641,402	(8,679,844)	(13,141,350)	20,092,935	(8,536,126)	1,451,341	946,681
Change in unrealized gain (loss) on investments	1,685,485	506,102	15,984,293	16,355,150	50,562,262	25,428,895	11,911,645	1,835,282
Reinvested capital gains	1,276,198	129,852	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,239,735	2,571,865	6,246,020	1,852,196	72,262,027	18,352,867	13,288,859	2,725,856

Equity transactions:
Purchase payments received from contract owners (note 3)	8,272,138	9,596,594	3,942,461	4,888,070	19,372,702	23,077,857	16,755,473	25,909,118
Transfers between funds	(6,199,085)	(3,126,782)	(5,868,536)	(9,156,655)	(23,877,325)	(35,043,262)	2,287,580	(1,818,250)
Redemptions (note 3)	(7,890,338)	(7,028,690)	(16,766,355)	(18,198,451)	(109,927,277)	(134,474,508)	(7,797,438)	(5,596,561)
Annuity benefits	(3,560)	(62)	(6,022)	(11,583)	(174,537)	(202,062)	(4,397)	–
Annual contract maintenance charges (note 2)	(14,363)	(14,145)	(73,590)	(89,604)	(300,249)	(358,356)	(16,191)	(12,250)
Contingent deferred sales charges (note 2)	(52,443)	(52,219)	(67,954)	(97,860)	(292,232)	(489,253)	(133,553)	(122,048)
Adjustments to maintain reserves	(2,113)	5,761	(830)	192	10,551	(1,633)	(4,949)	(3,232)

Net equity transactions	(5,889,764)	(619,543)	(18,840,826)	(22,665,891)	(115,188,367)	(147,491,217)	11,086,525	18,356,777

Net change in contract owners’ equity	349,971	1,952,322	(12,594,806)	(20,813,695)	(42,926,340)	(129,138,350)	24,375,384	21,082,633
Contract owners’ equity beginning of period	52,799,473	50,847,151	95,068,683	115,882,378	591,622,495	720,760,845	93,210,382	72,127,749

Contract owners’ equity end of period	$53,149,444	52,799,473	82,473,877	95,068,683	548,696,155	591,622,495	117,585,766	93,210,382

CHANGES IN UNITS:
Beginning units	3,454,461	3,662,793	4,359,987	5,445,879	21,479,216	27,047,637	6,341,787	5,049,202

Units purchased	1,539,527	2,045,815	220,179	354,215	1,287,052	1,677,383	2,041,599	2,570,164
Units redeemed	(1,990,335)	(2,254,147)	(1,075,897)	(1,440,107)	(5,295,241)	(7,245,804)	(1,348,969)	(1,277,579)

Ending units	3,003,653	3,454,461	3,504,269	4,359,987	17,471,027	21,479,216	7,034,417	6,341,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFApp		DryVIFAppS		DryVIFDevLdS		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$136,093	(778,048)	(41,861)	(338,817)	(63,522)	(75,258)	(189,296)	(10,712)
Realized gain (loss) on investments	2,936,910	1,255,483	869,026	248,173	93,233	69,456	444,848	(757,856)
Change in unrealized gain (loss) on investments	3,854,109	1,215,610	2,442,930	648,853	(374,221)	213,351	3,860,938	1,384,352
Reinvested capital gains	–	–	–	–	426,364	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,927,112	1,693,045	3,270,095	558,209	81,854	207,549	4,116,490	615,784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,360,452	2,628,622	1,768,997	6,541,453	95,792	340,937	1,474,060	1,824,314
Transfers between funds	(2,804,650)	(2,805,052)	(2,814,042)	333,561	(620,905)	(12,352)	(383,763)	(1,705,305)
Redemptions (note 3)	(10,657,509)	(12,232,791)	(1,349,934)	(925,799)	(419,188)	(194,613)	(7,083,559)	(8,829,239)
Annuity benefits	(4,875)	(9,819)	(11,248)	–	(169)	(173)	(230)	(224)
Annual contract maintenance charges (note 2)	(26,913)	(32,997)	(2,538)	(1,999)	(658)	(725)	(21,477)	(26,347)
Contingent deferred sales charges (note 2)	(23,100)	(50,258)	(24,467)	(15,578)	(3,995)	(3,598)	(26,474)	(40,977)
Adjustments to maintain reserves	939	5,405	(1,472)	(1,323)	(249)	(549)	(789)	84

Net equity transactions	(11,155,656)	(12,496,890)	(2,434,704)	5,930,315	(949,372)	128,927	(6,042,232)	(8,777,694)

Net change in contract owners’ equity	(4,228,544)	(10,803,845)	835,391	6,488,524	(867,518)	336,476	(1,925,742)	(8,161,910)
Contract owners’ equity beginning of period	53,409,719	64,213,564	24,136,811	17,648,287	5,244,152	4,907,676	36,198,827	44,360,737

Contract owners’ equity end of period	$49,181,175	53,409,719	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827

CHANGES IN UNITS:
Beginning units	4,029,605	4,990,800	1,814,647	1,357,385	339,465	327,297	2,832,165	3,540,729

Units purchased	618,394	707,935	512,105	795,798	30,981	48,071	279,404	241,061
Units redeemed	(1,420,432)	(1,669,130)	(685,659)	(338,536)	(92,371)	(35,903)	(739,561)	(949,625)

Ending units	3,227,567	4,029,605	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLeadS		FedCapApS		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,154)	(8,208)	(31,596)	(24,756)	(21,749)	–	551,702	572,028
Realized gain (loss) on investments	61,742	55,258	75,376	96,605	5,911	–	(501,082)	(242,685)
Change in unrealized gain (loss) on investments	(34,090)	31,542	364,848	(68,802)	74,048	–	400,959	(498,307)
Reinvested capital gains	296,530	–	–	–	–	–	–	149,710

Net increase (decrease) in contract owners’ equity resulting from operations	317,028	78,592	408,628	3,047	58,210	–	451,579	(19,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,333	40,499	22,614	56,921	1,005,955	–	1,022,586	1,119,889
Transfers between funds	(328,521)	(129,083)	(137,729)	(249,632)	2,326,425	–	(1,988,008)	1,038,754
Redemptions (note 3)	(162,074)	(114,416)	(233,796)	(148,236)	(31,433)	–	(4,729,517)	(5,981,629)
Annuity benefits	–	–	–	–	–	–	(647)	(442)
Annual contract maintenance charges (note 2)	(444)	(477)	(357)	(443)	(54)	–	(7,661)	(9,017)
Contingent deferred sales charges (note 2)	(4,226)	(3,491)	(3,209)	(4,253)	(557)	–	(11,725)	(20,134)
Adjustments to maintain reserves	(228)	(184)	(321)	(244)	(103)	–	(106)	(286)

Net equity transactions	(442,160)	(207,152)	(352,798)	(345,887)	3,300,233	–	(5,715,078)	(3,852,865)

Net change in contract owners’ equity	(125,132)	(128,560)	55,830	(342,840)	3,358,443	–	(5,263,499)	(3,872,119)
Contract owners’ equity beginning of period	2,536,537	2,665,097	3,170,136	3,512,976	–	–	21,034,213	24,906,332

Contract owners’ equity end of period	$2,411,405	2,536,537	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213

CHANGES IN UNITS:
Beginning units	177,529	191,712	236,710	262,174	–	–	1,866,157	2,208,926

Units purchased	20,776	6,938	6,787	23,332	366,224	–	362,765	495,518
Units redeemed	(51,035)	(21,121)	(31,403)	(48,796)	(39,369)	–	(867,885)	(838,287)

Ending units	147,270	177,529	212,094	236,710	326,855	–	1,361,037	1,866,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBdS		FidVIPEI		FidVIPEIS2		FidVIPGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,106,005	737,170	18,404,206	3,815,760	2,072,966	(310,910)	(7,153,635)	(7,205,541)
Realized gain (loss) on investments	(707,019)	(78,025)	9,052,010	2,700,452	1,531,186	411,186	(81,884,784)	(134,396,094)
Change in unrealized gain (loss) on investments	825,348	(1,147,073)	20,075,536	(4,278,330)	2,639,359	1,526,065	129,552,902	175,274,380
Reinvested capital gains	–	255,075	110,981,405	37,979,470	18,091,877	3,420,101	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,334	(232,853)	158,513,157	40,217,352	24,335,388	5,046,442	40,514,483	33,672,745

Equity transactions:
Purchase payments received from contract owners (note 3)	9,431,142	14,684,892	21,879,732	25,730,584	25,521,020	35,560,540	24,963,949	31,458,045
Transfers between funds	(3,233,391)	(757,240)	(17,305,162)	(23,757,087)	3,053,950	155,860	(47,763,057)	(62,893,848)
Redemptions (note 3)	(3,854,058)	(2,466,626)	(172,040,803)	(193,003,898)	(8,325,807)	(6,269,559)	(145,018,682)	(170,666,868)
Annuity benefits	–	–	(227,831)	(246,545)	–	–	(259,966)	(299,575)
Annual contract maintenance charges (note 2)	(4,852)	(4,322)	(416,758)	(478,027)	(15,866)	(11,801)	(498,433)	(604,417)
Contingent deferred sales charges (note 2)	(78,061)	(48,434)	(317,394)	(448,276)	(164,807)	(118,016)	(401,089)	(582,021)
Adjustments to maintain reserves	(3,119)	(2,596)	7,779	4,618	(7,073)	(5,050)	543	(147,987)

Net equity transactions	2,257,661	11,405,674	(168,420,437)	(192,198,631)	20,061,417	29,311,974	(168,976,735)	(203,736,671)

Net change in contract owners’ equity	3,481,995	11,172,821	(9,907,280)	(151,981,279)	44,396,805	34,358,416	(128,462,252)	(170,063,926)
Contract owners’ equity beginning of period	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573	852,981,710	1,023,045,636

Contract owners’ equity end of period	$51,727,060	48,245,065	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710

CHANGES IN UNITS:
Beginning units	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314	19,493,494	24,907,685

Units purchased	1,865,087	1,824,415	1,027,386	1,273,402	2,741,071	3,230,424	678,237	1,030,707
Units redeemed	(1,637,597)	(724,548)	(5,301,140)	(6,790,177)	(1,556,754)	(1,263,367)	(4,791,949)	(6,444,898)

Ending units	4,875,943	4,648,453	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrS2		FidVIPHI		FidVIPOv		FidVIPOvR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(727,127)	(598,729)	9,465,727	26,440,016	(648,104)	(999,858)	(309,501)	(350,927)
Realized gain (loss) on investments	633,341	442,720	(443,070)	2,701,744	13,072,030	8,228,128	4,640,447	2,586,032
Change in unrealized gain (loss) on investments	2,502,135	2,019,947	5,569,841	(26,706,292)	10,741,269	16,991,166	5,518,302	6,610,885
Reinvested capital gains	–	–	–	–	1,013,550	864,342	414,035	282,927

Net increase (decrease) in contract owners’ equity resulting from operations	2,408,349	1,863,938	14,592,498	2,435,468	24,178,745	25,083,778	10,263,283	9,128,917

Equity transactions:
Purchase payments received from contract owners (note 3)	7,260,623	8,683,463	4,521,592	5,028,165	7	37,336	6,395,841	6,574,925
Transfers between funds	(4,567,042)	(706,159)	(118,617)	(24,692,330)	(4,701,773)	(5,592,729)	5,879,972	2,128,862
Redemptions (note 3)	(2,917,588)	(2,276,480)	(36,456,243)	(39,628,101)	(25,746,301)	(26,927,568)	(12,042,160)	(10,607,658)
Annuity benefits	–	–	(19,315)	(38,056)	(28,147)	(34,062)	(738)	(559)
Annual contract maintenance charges (note 2)	(6,323)	(5,713)	(67,256)	(81,492)	(85,695)	(94,109)	(23,373)	(20,206)
Contingent deferred sales charges (note 2)	(72,275)	(51,421)	(51,269)	(88,509)	(33,662)	(58,100)	(45,140)	(49,200)
Adjustments to maintain reserves	(3,268)	(2,610)	1,331	4,199	664	10,558	(6)	207

Net equity transactions	(305,873)	5,641,080	(32,189,777)	(59,496,124)	(30,594,907)	(32,658,674)	164,396	(1,973,629)

Net change in contract owners’ equity	2,102,476	7,505,018	(17,597,279)	(57,060,656)	(6,416,162)	(7,574,896)	10,427,679	7,155,288
Contract owners’ equity beginning of period	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352	62,120,725	54,965,437

Contract owners’ equity end of period	$51,229,656	49,127,180	153,635,612	171,232,891	158,185,294	164,601,456	72,548,404	62,120,725

CHANGES IN UNITS:
Beginning units	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810	4,309,892	4,483,379

Units purchased	862,974	1,218,317	2,339,615	5,254,343	44	25	1,433,704	1,258,572
Units redeemed	(887,786)	(811,878)	(4,081,149)	(8,536,960)	(1,207,407)	(1,568,600)	(1,422,347)	(1,432,059)

Ending units	3,396,781	3,421,593	7,076,863	8,818,397	5,556,872	6,764,235	4,321,249	4,309,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(60,539)	(75,511)	(369,574)	(263,385)	4,624,341	5,294,302	(481,401)	(7,498,947)
Realized gain (loss) on investments	281,698	208,968	2,014,907	114,139	(7,606,170)	(8,187,531)	21,263,770	7,558,635
Change in unrealized gain (loss) on investments	989,822	1,081,051	4,519,821	4,845,812	20,092,233	10,935,053	(7,707,936)	102,741,772
Reinvested capital gains	52,977	47,840	237,802	93,573	–	127,871	58,269,912	134,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,263,958	1,262,348	6,402,956	4,790,139	17,110,404	8,169,695	71,344,345	102,935,697

Equity transactions:
Purchase payments received from contract owners (note 3)	–	421	13,822,947	12,219,757	7,814,961	9,493,183	25,013,934	23,058,541
Transfers between funds	(559,372)	(1,646,934)	(3,355,356)	2,515,169	(11,377,686)	(11,146,131)	5,473,624	38,737,156
Redemptions (note 3)	(449,762)	(565,644)	(2,421,383)	(1,025,620)	(55,833,580)	(64,620,693)	(131,623,210)	(137,637,254)
Annuity benefits	–	–	(7,100)	–	(51,995)	(78,208)	(115,077)	(119,773)
Annual contract maintenance charges (note 2)	(925)	(1,064)	(3,524)	(1,901)	(173,740)	(207,933)	(312,837)	(331,156)
Contingent deferred sales charges (note 2)	(4,078)	(14,223)	(34,031)	(17,227)	(113,316)	(146,487)	(309,135)	(408,028)
Adjustments to maintain reserves	(52)	(179)	(1,980)	(901)	1,879	(1,427)	1,128	45,696

Net equity transactions	(1,014,189)	(2,227,623)	7,999,573	13,689,277	(59,733,477)	(66,707,696)	(101,871,573)	(76,654,818)

Net change in contract owners’ equity	249,769	(965,275)	14,402,529	18,479,416	(42,623,073)	(58,538,001)	(30,527,228)	26,280,879
Contract owners’ equity beginning of period	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520	752,666,049	726,385,170

Contract owners’ equity end of period	$8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

CHANGES IN UNITS:
Beginning units	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673	24,802,463	27,634,632

Units purchased	1,165	24	1,660,433	1,560,057	324,058	461,071	2,589,922	3,778,671
Units redeemed	(51,144)	(133,547)	(1,068,797)	(344,429)	(2,614,974)	(3,195,928)	(5,814,122)	(6,610,840)

Ending units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,649,625)	(2,400,544)	416,307	240,709	724,032	716,568	(183,121)	(140,350)
Realized gain (loss) on investments	8,441,657	1,845,527	(142,026)	(190,489)	(26,409)	(115,543)	2,128,249	467,982
Change in unrealized gain (loss) on investments	(5,489,005)	25,202,978	190,063	(224,674)	2,980,561	(1,312,352)	(922,416)	2,220,410
Reinvested capital gains	25,398,970	22,995	39,141	265,718	167,611	927,732	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,701,997	24,670,956	503,485	91,264	3,845,795	216,405	1,022,712	2,548,042

Equity transactions:
Purchase payments received from contract owners (note 3)	77,350,482	78,629,986	1,476,592	1,469,156	66,292,013	22,108,870	1,266,452	1,560,528
Transfers between funds	809,590	20,492,004	3,486,616	8,046,820	58,308,557	6,285,707	(3,198,145)	(89,815)
Redemptions (note 3)	(14,498,839)	(7,891,852)	(3,663,807)	(4,641,892)	(5,699,981)	(3,185,926)	(7,135,890)	(8,764,536)
Annuity benefits	(420)	(398)	(3,083)	(1,057)	(7,331)	–	(1,226)	(9,189)
Annual contract maintenance charges (note 2)	(26,848)	(15,077)	(4,912)	(4,126)	(7,055)	(4,364)	(20,566)	(25,587)
Contingent deferred sales charges (note 2)	(285,981)	(138,688)	(9,811)	(10,901)	(103,116)	(45,047)	(17,720)	(38,283)
Adjustments to maintain reserves	(14,569)	(6,670)	18,969	(976)	(8,322)	(2,796)	(339)	(9,578)

Net equity transactions	63,333,415	91,069,305	1,300,564	4,857,024	118,774,765	25,156,444	(9,107,434)	(7,376,460)

Net change in contract owners’ equity	90,035,412	115,740,261	1,804,049	4,948,288	122,620,560	25,372,849	(8,084,722)	(4,828,418)
Contract owners’ equity beginning of period	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892	38,353,867	43,182,285

Contract owners’ equity end of period	$319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

CHANGES IN UNITS:
Beginning units	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374	3,577,040	4,326,389

Units purchased	8,264,099	7,967,332	808,985	1,229,890	13,047,730	3,421,090	301,373	469,537
Units redeemed	(4,699,646)	(2,255,784)	(687,426)	(767,998)	(1,787,267)	(1,033,727)	(1,165,914)	(1,218,886)

Ending units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,302)	–	(2,566,165)	(1,703,007)	(115,769)	(265,708)	(305,821)	(343,579)
Realized gain (loss) on investments	(16,622)	–	8,543,730	1,144,981	(263,458)	359,474	(160,852)	120,126
Change in unrealized gain (loss) on investments	545,070	–	(8,102,421)	16,761,654	(371,115)	(1,114,326)	(395,437)	(171,856)
Reinvested capital gains	–	–	18,926,578	1,286,463	2,868,943	783,331	4,001,218	653,076

Net increase (decrease) in contract owners’ equity resulting from operations	484,146	–	16,801,722	17,490,091	2,118,601	(237,229)	3,139,108	257,767

Equity transactions:
Purchase payments received from contract owners (note 3)	320,202	–	42,288,802	45,045,687	1,137,916	1,222,693	1,825,056	5,453,593
Transfers between funds	9,687,445	–	(10,815,359)	18,800,913	(3,202,406)	(4,617,422)	(1,220,359)	(2,856,363)
Redemptions (note 3)	(229,600)	–	(9,351,373)	(4,954,696)	(2,834,432)	(4,724,043)	(1,721,017)	(1,113,002)
Annuity benefits	–	–	(2,722)	(559)	(1,914)	(153)	–	–
Annual contract maintenance charges (note 2)	(966)	–	(15,093)	(8,728)	(6,742)	(8,364)	(3,004)	(2,616)
Contingent deferred sales charges (note 2)	(439)	–	(218,044)	(103,123)	(11,836)	(15,763)	(36,465)	(31,610)
Adjustments to maintain reserves	(15)	–	(11,275)	(4,315)	(5,168)	(96)	(1,617)	(1,359)

Net equity transactions	9,776,627	–	21,874,936	58,775,179	(4,924,582)	(8,143,148)	(1,157,406)	1,448,643

Net change in contract owners’ equity	10,260,773	–	38,676,658	76,265,270	(2,805,981)	(8,380,377)	1,981,702	1,706,410
Contract owners’ equity beginning of period	–	–	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

Contract owners’ equity end of period	$10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

CHANGES IN UNITS:
Beginning units	–	–	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

Units purchased	1,173,976	–	4,253,259	4,433,881	444,222	726,725	191,017	528,223
Units redeemed	(132,797)	–	(3,227,321)	(1,235,148)	(798,203)	(1,386,199)	(250,794)	(444,482)

Ending units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(273,490)	(23,749)	18,921	–	53,965	551	16,142	–
Realized gain (loss) on investments	1,392,824	184,207	1,058	–	105,979	5,892	(16)	–
Change in unrealized gain (loss) on investments	(5,147,619)	407,743	54,161	–	1,364,634	152,590	33,597	–
Reinvested capital gains	5,748,744	668,549	7,228	–	132,708	–	12,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,459	1,236,750	81,368	–	1,657,286	159,033	62,636	–

Equity transactions:
Purchase payments received from contract owners (note 3)	19,333,249	5,050,836	53,889	–	3,508,899	3,116,444	117,432	–
Transfers between funds	12,151,848	8,414,484	1,631,481	–	17,564,881	5,983,805	1,281,628	–
Redemptions (note 3)	(2,795,907)	(257,832)	(55,061)	–	(411,608)	(186,756)	(2,756)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,389)	(337)	(152)	–	(879)	(8)	(127)	–
Contingent deferred sales charges (note 2)	(50,584)	(3,817)	–	–	(4,455)	(771)	–	–
Adjustments to maintain reserves	75,073	(366)	(10)	–	(2,474)	(202)	(3)	–

Net equity transactions	28,710,290	13,202,968	1,630,147	–	20,654,364	8,912,512	1,396,174	–

Net change in contract owners’ equity	30,430,749	14,439,718	1,711,515	–	22,311,650	9,071,545	1,458,810	–
Contract owners’ equity beginning of period	14,439,718	–	–	–	9,071,545	–	–	–

Contract owners’ equity end of period	$44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

CHANGES IN UNITS:
Beginning units	1,080,443	–	–	–	851,649	–	–	–

Units purchased	3,534,762	1,250,909	170,279	–	1,987,701	871,837	138,818	–
Units redeemed	(1,691,681)	(170,466)	(7,413)	–	(94,968)	(20,188)	(296)	–

Ending units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,280)	7,017	7,138	–	(14,145)	(4,888)	(1,406)	(5,664)
Realized gain (loss) on investments	162,749	21,517	929	–	265,409	18,906	(49,274)	(5,219)
Change in unrealized gain (loss) on investments	2,332,455	435,693	21,790	–	718,333	270,593	8,918	(40,167)
Reinvested capital gains	343,017	–	6,719	–	138,477	–	44,085	14,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,825,941	464,227	36,576	–	1,108,074	284,611	2,323	(36,838)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,414,404	4,952,748	78,845	–	1,823,891	3,374,797	–	–
Transfers between funds	14,498,351	10,655,185	789,142	–	5,194,369	3,366,232	(605,749)	(65,261)
Redemptions (note 3)	(1,012,327)	(162,141)	(2,887)	–	(1,565,643)	(25,643)	(642)	(14,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,068)	(63)	(77)	–	(1,322)	(32)	–	–
Contingent deferred sales charges (note 2)	(31,028)	(1,313)	–	–	(11,599)	(656)	–	(171)
Adjustments to maintain reserves	(2,674)	(366)	4	–	(957)	(239)	1	838

Net equity transactions	19,864,658	15,444,050	865,027	–	5,438,739	6,714,459	(606,390)	(79,308)

Net change in contract owners’ equity	22,690,599	15,908,277	901,603	–	6,546,813	6,999,070	(604,067)	(116,146)
Contract owners’ equity beginning of period	15,908,277	–	–	–	6,999,070	–	604,067	720,213

Contract owners’ equity end of period	$38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

CHANGES IN UNITS:
Beginning units	1,450,199	–	–	–	626,404	–	56,260	63,802

Units purchased	1,991,797	1,481,761	86,321	–	625,668	631,313	–	617
Units redeemed	(232,643)	(31,562)	(871)	–	(157,951)	(4,909)	(56,260)	(8,159)

Ending units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(136)	(986)	(107,046)	–	(756,864)	(771,011)	(533,561)	(288,917)
Realized gain (loss) on investments	(2,807)	37	88,179	–	2,296,040	1,136,116	3,296,903	1,153,999
Change in unrealized gain (loss) on investments	(1,311)	(1,723)	2,808,718	–	16,597,747	1,885,963	3,272,356	1,771,708
Reinvested capital gains	8,971	3,525	16,379	–	688,343	637,282	1,831,202	235,179

Net increase (decrease) in contract owners’ equity resulting from operations	4,717	853	2,806,230	–	18,825,266	2,888,350	7,866,900	2,871,969

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,865	20,167,249	–	12,095,976	44,446,038	13,841,840	17,346,766
Transfers between funds	(59,802)	(2,070)	30,795,623	–	(3,208,068)	(1,469,209)	4,449,362	446,351
Redemptions (note 3)	(27)	(809)	(999,597)	–	(7,486,005)	(5,493,806)	(3,312,817)	(2,002,381)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(810)	–	(12,553)	(8,537)	(5,132)	(3,237)
Contingent deferred sales charges (note 2)	–	(19)	(16,717)	–	(151,824)	(139,676)	(46,894)	(59,277)
Adjustments to maintain reserves	2	(10)	(682)	–	(7,745)	(6,159)	1,035	(597)

Net equity transactions	(59,827)	(43)	49,945,066	–	1,229,781	37,328,651	14,927,394	15,727,625

Net change in contract owners’ equity	(55,110)	810	52,751,296	–	20,055,047	40,217,001	22,794,294	18,599,594
Contract owners’ equity beginning of period	55,110	54,300	–	–	122,425,253	82,208,252	45,353,134	26,753,540

Contract owners’ equity end of period	$–	55,110	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

CHANGES IN UNITS:
Beginning units	4,666	4,651	–	–	8,398,809	5,740,207	2,432,175	1,537,632

Units purchased	–	269	5,160,531	–	1,572,082	4,492,929	1,804,349	1,493,448
Units redeemed	(4,666)	(254)	(407,104)	–	(1,484,955)	(1,834,327)	(1,051,719)	(598,905)

Ending units	–	4,666	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(72,050)	(25,070)	(30,161)	(39,210)	(342,522)	(80,568)	134,891	(867)
Realized gain (loss) on investments	745,549	24,393	504,445	284,548	385,551	121,340	312,185	(14,553)
Change in unrealized gain (loss) on investments	3,369,698	672,865	1,435,417	629,424	14,668,916	2,613,664	886,867	8,895
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,043,197	672,188	1,909,701	874,762	14,711,945	2,654,436	1,333,943	(6,525)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,876	3,581,287	–	6,940	46,897,487	18,402,720	7,405,549	3,390,932
Transfers between funds	5,212,910	3,349,632	(1,108,840)	(1,427,534)	32,203,191	5,245,264	7,734,992	1,632,776
Redemptions (note 3)	(868,339)	(147,946)	(787,906)	(552,871)	(3,466,788)	(1,159,962)	(639,499)	(109,611)
Annuity benefits	–	–	(432)	(377)	–	–	–	–
Annual contract maintenance charges (note 2)	(994)	(57)	(755)	(986)	(3,915)	(1,664)	(609)	(8)
Contingent deferred sales charges (note 2)	(14,087)	(212)	(4,751)	(13,830)	(54,749)	(18,337)	(10,598)	(5,384)
Adjustments to maintain reserves	(2,367)	(139)	(505)	(862)	(5,012)	(1,387)	(787)	227

Net equity transactions	15,722,999	6,782,565	(1,903,189)	(1,989,520)	75,570,214	22,466,634	14,489,048	4,908,932

Net change in contract owners’ equity	19,766,196	7,454,753	6,512	(1,114,758)	90,282,159	25,121,070	15,822,991	4,902,407
Contract owners’ equity beginning of period	7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

Contract owners’ equity end of period	$27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071	20,725,398	4,902,407

CHANGES IN UNITS:
Beginning units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

Units purchased	1,622,894	651,651	–	35	6,535,090	2,256,842	2,001,149	545,461
Units redeemed	(507,690)	(63,038)	(103,657)	(124,643)	(962,780)	(335,825)	(596,758)	(44,274)

Ending units	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611	1,905,578	501,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,691,343	–	(32,463)	–	(82,935)	–	54,167	–
Realized gain (loss) on investments	(1,694)	–	591	–	(1,152)	–	(12,673)	–
Change in unrealized gain (loss) on investments	3,688,181	–	415,693	–	1,651,955	–	2,181,090	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,377,830	–	383,821	–	1,567,868	–	2,222,584	–

Equity transactions:
Purchase payments received from contract owners (note 3)	105,066,314	–	9,199,848	–	8,473,009	–	23,406,611	–
Transfers between funds	26,329,790	–	8,917,875	–	13,429,068	–	22,947,660	–
Redemptions (note 3)	(1,251,823)	–	(244,938)	–	(300,586)	–	(607,446)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(585)	–	(359)	–	(448)	–	(715)	–
Contingent deferred sales charges (note 2)	(2,381)	–	(1,674)	–	(1,057)	–	(7,845)	–
Adjustments to maintain reserves	9,743	–	4,074	–	(238)	–	(360)	–

Net equity transactions	130,151,058	–	17,874,826	–	21,599,748	–	45,737,905	–

Net change in contract owners’ equity	135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	13,311,771	–	1,890,664	–	2,260,574	–	4,829,017	–
Units redeemed	(336,107)	–	(140,895)	–	(101,093)	–	(151,901)	–

Ending units	12,975,664	–	1,749,769	–	2,159,481	–	4,677,116	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,587	(10,621)	197,590	14,918	151,632	(61,280)	(7,377)	(8,536)
Realized gain (loss) on investments	87,631	145,726	977,538	870,752	509,726	786,687	152,694	101,716
Change in unrealized gain (loss) on investments	248,426	63,675	2,219,669	573,535	8,847,378	1,314,194	178,349	122,707
Reinvested capital gains	183,065	101,555	1,743,452	890,529	4,643,844	1,103,219	12,193	103,842

Net increase (decrease) in contract owners’ equity resulting from operations	528,709	300,335	5,138,249	2,349,734	14,152,580	3,142,820	335,859	319,729

Equity transactions:
Purchase payments received from contract owners (note 3)	76	1,088	1,460,368	1,266,686	44,435,379	12,629,103	–	–
Transfers between funds	(304,280)	(740,934)	5,395,963	6,961,123	37,378,079	12,032,167	(238,422)	(47,460)
Redemptions (note 3)	(76,994)	(68,819)	(4,801,370)	(4,657,986)	(2,980,787)	(1,330,437)	(102,932)	(241,617)
Annuity benefits	–	–	(1,374)	(888)	–	–	–	–
Annual contract maintenance charges (note 2)	(282)	(297)	(8,633)	(7,603)	(4,235)	(1,786)	(614)	(648)
Contingent deferred sales charges (note 2)	(1,701)	(519)	(17,121)	(10,395)	(42,262)	(19,098)	(765)	(308)
Adjustments to maintain reserves	(1,199)	(24,690)	(867)	(25,402)	(5,105)	(2,504)	(73)	(15)

Net equity transactions	(384,380)	(834,171)	2,026,966	3,525,535	78,781,069	23,307,445	(342,806)	(290,048)

Net change in contract owners’ equity	144,329	(533,836)	7,165,215	5,875,269	92,933,649	26,450,265	(6,947)	29,681
Contract owners’ equity beginning of period	2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	1,239,682	1,210,001

Contract owners’ equity end of period	$2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	1,232,735	1,239,682

CHANGES IN UNITS:
Beginning units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	71,734	91,659

Units purchased	4	840	597,060	956,263	7,038,258	3,012,868	–	–
Units redeemed	(20,479)	(49,624)	(499,777)	(737,510)	(1,398,305)	(1,005,682)	(18,838)	(19,925)

Ending units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	52,896	71,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56,187)	(63,913)	(341,448)	(217,368)	(394,445)	(170,703)	1,183,638	1,707,340
Realized gain (loss) on investments	442,246	177,295	4,707,649	694,520	3,104,979	313,623	(168,844)	201,185
Change in unrealized gain (loss) on investments	1,193,912	896,157	9,966,222	4,489,060	8,069,967	2,678,577	746,831	(1,844,800)
Reinvested capital gains	65,952	500,081	682,812	3,544,526	478,848	2,164,613	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,645,923	1,509,620	15,015,235	8,510,738	11,259,349	4,986,110	1,761,625	63,725

Equity transactions:
Purchase payments received from contract owners (note 3)	–	350	3,329,525	1,891,773	14,774,794	8,801,497	–	6,015,345
Transfers between funds	(1,113,159)	(1,335,279)	4,941,760	19,706,774	7,926,217	6,714,360	(4,277,122)	(16,730,480)
Redemptions (note 3)	(506,360)	(369,359)	(8,303,770)	(5,112,847)	(2,967,609)	(1,094,694)	(1,854,597)	(1,527,318)
Annuity benefits	–	–	(1,496)	(1,232)	(6,611)	–	(281)	(887)
Annual contract maintenance charges (note 2)	(915)	(1,027)	(22,802)	(12,657)	(3,866)	(1,787)	(2,185)	(2,844)
Contingent deferred sales charges (note 2)	(11,482)	(6,289)	(24,895)	(18,405)	(59,567)	(31,408)	(22,367)	(26,899)
Adjustments to maintain reserves	(297)	(251)	(82)	(4,692)	(2,407)	(1,215)	(1,005)	(1,284)

Net equity transactions	(1,632,213)	(1,711,855)	(81,760)	16,448,714	19,660,951	14,386,753	(6,157,557)	(12,274,367)

Net change in contract owners’ equity	13,710	(202,235)	14,933,475	24,959,452	30,920,300	19,372,863	(4,395,932)	(12,210,642)
Contract owners’ equity beginning of period	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434	23,865,598	36,076,240

Contract owners’ equity end of period	$5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	19,469,666	23,865,598

CHANGES IN UNITS:
Beginning units	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336	1,835,081	2,793,276

Units purchased	–	670	1,494,399	1,692,588	2,503,331	1,505,826	180	1,094,480
Units redeemed	(58,223)	(80,252)	(1,527,477)	(714,422)	(1,459,278)	(400,703)	(464,828)	(2,052,675)

Ending units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	1,370,433	1,835,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITIntIdx8		GVITGlFin2		GVITGlFin3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,428,713	617,486	11,339	–	2,876	4,558	31,213	14,459
Realized gain (loss) on investments	(32,145)	69,009	(2,622)	–	12,327	7,008	346,519	33,330
Change in unrealized gain (loss) on investments	696,626	(324,625)	281,992	–	68,123	(32,580)	(133,123)	(215,818)
Reinvested capital gains	–	–	–	–	213,065	161,050	490,190	332,913

Net increase (decrease) in contract owners’ equity resulting from operations	2,093,194	361,870	290,709	–	296,391	140,036	734,799	164,884

Equity transactions:
Purchase payments received from contract owners (note 3)	7,997,819	6,850,137	1,270,219	–	–	–	95,604	86,735
Transfers between funds	4,985,035	10,532,098	2,247,638	–	(55,075)	(260,666)	637,802	(1,645,979)
Redemptions (note 3)	(1,599,639)	(510,450)	(44,157)	–	(61,287)	(70,671)	(873,043)	(648,781)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,502)	(290)	(92)	–	(218)	(259)	(1,214)	(1,294)
Contingent deferred sales charges (note 2)	(15,599)	(6,443)	(122)	–	(1,015)	(2,588)	(1,292)	(1,477)
Adjustments to maintain reserves	(1,099)	(392)	(28,680)	–	(189)	(129)	(41)	(81)

Net equity transactions	11,365,015	16,864,660	3,444,806	–	(117,784)	(334,313)	(142,184)	(2,210,877)

Net change in contract owners’ equity	13,458,209	17,226,530	3,735,515	–	178,607	(194,277)	592,615	(2,045,993)
Contract owners’ equity beginning of period	17,226,530	–	–	–	1,683,814	1,878,091	3,701,998	5,747,991

Contract owners’ equity end of period	$30,684,739	17,226,530	3,735,515	–	1,862,421	1,683,814	4,294,613	3,701,998

CHANGES IN UNITS:
Beginning units	1,650,804	–	–	–	91,491	111,302	235,707	401,465

Units purchased	1,916,708	2,286,471	369,007	–	–	–	242,330	130,161
Units redeemed	(869,729)	(635,667)	(24,284)	–	(6,043)	(19,811)	(247,855)	(295,919)

Ending units	2,697,783	1,650,804	344,723	–	85,448	91,491	230,182	235,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(35,788)	(42,450)	(107,695)	(121,437)	(170,948)	(122,451)	(6,258)	(8,206)
Realized gain (loss) on investments	2,952	45,412	25,945	117,185	70,205	121,941	29,463	(327)
Change in unrealized gain (loss) on investments	52,114	(117,330)	168,338	(324,678)	160,341	(562,532)	22,766	(25,053)
Reinvested capital gains	–	290,661	–	990,398	–	1,070,723	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,278	176,293	86,588	661,468	59,598	507,681	45,971	(33,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,118	620,627	601,310	3,283,412	3,447,159	–	–
Transfers between funds	(181,867)	(603,797)	(529,186)	758,209	(745,580)	1,813,584	(29,613)	(74,817)
Redemptions (note 3)	(105,254)	(200,933)	(1,880,684)	(2,292,797)	(693,762)	(457,155)	(190,860)	(110,761)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(350)	(495)	(3,320)	(3,834)	(952)	(789)	(578)	(628)
Contingent deferred sales charges (note 2)	(2,278)	(11,535)	(5,412)	(8,844)	(14,240)	(9,881)	(1,035)	(277)
Adjustments to maintain reserves	(259)	(219)	(121)	(48)	(804)	(701)	(60)	(2)

Net equity transactions	(290,008)	(814,861)	(1,798,096)	(946,004)	1,828,074	4,792,217	(222,146)	(186,485)

Net change in contract owners’ equity	(270,730)	(638,568)	(1,711,508)	(284,536)	1,887,672	5,299,898	(176,175)	(220,071)
Contract owners’ equity beginning of period	2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

Contract owners’ equity end of period	$2,295,803	2,566,533	6,954,737	8,666,245	12,177,962	10,290,290	437,058	613,233

CHANGES IN UNITS:
Beginning units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

Units purchased	–	373	262,329	416,372	665,901	765,468	–	6
Units redeemed	(18,675)	(54,754)	(404,259)	(488,031)	(496,821)	(290,892)	(72,497)	(69,142)

Ending units	146,024	164,699	539,659	681,589	1,150,570	981,490	134,349	206,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(21,535)	(25,651)	(59,990)	(64,464)	(71,534)	(42,899)	7,115	2,265
Realized gain (loss) on investments	(11,635)	(153,994)	165,592	(462,329)	359,700	19,038	37,973	62,194
Change in unrealized gain (loss) on investments	151,730	49,654	365,081	273,599	194,784	1,513	186,942	(146,713)
Reinvested capital gains	–	–	–	–	–	–	59,551	127,171

Net increase (decrease) in contract owners’ equity resulting from operations	118,560	(129,991)	470,683	(253,194)	482,950	(22,348)	291,581	44,917

Equity transactions:
Purchase payments received from contract owners (note 3)	–	634	349,434	360,487	1,857,190	1,190,478	–	–
Transfers between funds	(137,180)	(633,094)	1,570,813	(1,213,508)	1,331,951	(190,482)	(97,382)	(153,616)
Redemptions (note 3)	(111,033)	(67,185)	(705,994)	(913,030)	(202,330)	(132,683)	(43,118)	(53,046)
Annuity benefits	–	–	(1,381)	(957)	–	–	–	–
Annual contract maintenance charges (note 2)	(398)	(493)	(2,261)	(2,827)	(583)	(358)	(121)	(139)
Contingent deferred sales charges (note 2)	(4,473)	(1,424)	(3,717)	(7,557)	(4,692)	(1,174)	(163)	(1,919)
Adjustments to maintain reserves	(172)	(369)	94	1,374	(561)	(958)	(127)	(98)

Net equity transactions	(253,256)	(701,931)	1,206,988	(1,776,018)	2,980,975	864,823	(140,911)	(208,818)

Net change in contract owners’ equity	(134,696)	(831,922)	1,677,671	(2,029,212)	3,463,925	842,475	150,670	(163,901)
Contract owners’ equity beginning of period	1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

Contract owners’ equity end of period	$1,441,736	1,576,432	6,108,274	4,430,603	7,020,073	3,556,148	1,053,325	902,655

CHANGES IN UNITS:
Beginning units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

Units purchased	–	70	335,297	293,468	601,389	259,368	–	–
Units redeemed	(16,622)	(50,905)	(231,616)	(469,124)	(330,144)	(174,386)	(7,419)	(12,824)

Ending units	86,480	103,102	503,432	399,751	606,445	335,200	46,958	54,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$134,124	52,084	8,699,126	6,426,449	(830,698)	(953,153)	(243)	(390)
Realized gain (loss) on investments	52,901	752,229	(673,942)	(1,038,940)	941,290	(1,376,619)	22,139	1,253
Change in unrealized gain (loss) on investments	1,883,876	(1,321,867)	(3,973,773)	(751,941)	2,781,955	5,877,457	15,066	31,569
Reinvested capital gains	715,316	943,328	2,306,840	490,924	–	–	274	326

Net increase (decrease) in contract owners’ equity resulting from operations	2,786,217	425,774	6,358,251	5,126,492	2,892,547	3,547,685	37,236	32,758

Equity transactions:
Purchase payments received from contract owners (note 3)	357,288	273,357	73,097,809	28,859,103	2,971,715	3,295,591	–	–
Transfers between funds	5,322,638	(7,928)	54,195,192	12,171,476	(3,799,816)	(4,551,367)	(20,218)	(622)
Redemptions (note 3)	(1,172,715)	(2,225,073)	(47,080,601)	(55,657,285)	(12,585,566)	(15,406,386)	(29,716)	(1,913)
Annuity benefits	–	–	(21,307)	(68,304)	(17,445)	(22,988)	–	–
Annual contract maintenance charges (note 2)	(2,449)	(2,522)	(99,415)	(118,276)	(62,487)	(75,762)	(106)	(91)
Contingent deferred sales charges (note 2)	(3,016)	(4,174)	(209,810)	(249,818)	(43,615)	(68,243)	(312)	(44)
Adjustments to maintain reserves	67	(81)	(10,305)	670	(216)	396	19	68

Net equity transactions	4,501,813	(1,966,421)	79,871,563	(15,062,434)	(13,537,430)	(16,828,759)	(50,333)	(2,602)

Net change in contract owners’ equity	7,288,030	(1,540,647)	86,229,814	(9,935,942)	(10,644,883)	(13,281,074)	(13,097)	30,156
Contract owners’ equity beginning of period	6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	146,183	116,027

Contract owners’ equity end of period	$13,573,005	6,284,975	364,319,230	278,089,416	61,510,411	72,155,294	133,086	146,183

CHANGES IN UNITS:
Beginning units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	15,486	15,800

Units purchased	502,358	390,356	14,999,105	5,524,040	285,539	330,122	–	–
Units redeemed	(241,286)	(526,794)	(4,958,040)	(4,590,238)	(1,138,541)	(1,447,244)	(4,751)	(314)

Ending units	703,436	442,364	24,042,781	14,001,716	3,637,231	4,490,233	10,735	15,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro3		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,204)	(18,110)	381,833	405,279	1,860,620	1,383,292	10,925,796	5,496,477
Realized gain (loss) on investments	1,856,794	326,177	3,845,241	341,025	69,234	448,982	317,893	1,918,501
Change in unrealized gain (loss) on investments	3,966,647	1,661,605	58,943,272	17,114,788	2,473,142	(2,415,789)	101,238,121	8,746,714
Reinvested capital gains	54,145	28,253	7,436,693	7,759,032	1,213,194	2,550,231	11,652,856	12,933,987

Net increase (decrease) in contract owners’ equity resulting from operations	5,833,382	1,997,925	70,607,039	25,620,124	5,616,190	1,966,716	124,134,666	29,095,679

Equity transactions:
Purchase payments received from contract owners (note 3)	1,476,108	527,101	27,501,521	140,003,314	21,065,403	33,911,585	268,499,614	258,377,964
Transfers between funds	11,583,355	7,324,401	49,366,825	83,352,646	2,424,274	781,660	516,352,050	181,997,336
Redemptions (note 3)	(4,081,080)	(1,177,450)	(28,392,596)	(21,795,812)	(12,039,404)	(15,158,240)	(70,491,786)	(59,999,962)
Annuity benefits	(4,768)	(3,577)	–	–	(1,129)	(755)	(3,604)	(3,447)
Annual contract maintenance charges (note 2)	(7,094)	(1,713)	(68,737)	(41,324)	(19,674)	(16,854)	(143,729)	(96,466)
Contingent deferred sales charges (note 2)	(7,627)	(1,761)	(630,525)	(361,117)	(140,969)	(224,195)	(1,310,904)	(980,473)
Adjustments to maintain reserves	(82)	29	(49,664)	(29,295)	(15,611)	(5,440)	(80,337)	(43,193)

Net equity transactions	8,958,812	6,667,030	47,726,824	201,128,412	11,272,890	19,287,761	712,821,304	379,251,759

Net change in contract owners’ equity	14,792,194	8,664,955	118,333,863	226,748,536	16,889,080	21,254,477	836,955,970	408,347,438
Contract owners’ equity beginning of period	12,751,388	4,086,433	456,283,327	229,534,791	119,050,569	97,796,092	912,014,965	503,667,527

Contract owners’ equity end of period	$27,543,582	12,751,388	574,617,190	456,283,327	135,939,649	119,050,569	1,748,970,935	912,014,965

CHANGES IN UNITS:
Beginning units	847,716	348,335	28,651,809	15,370,206	10,630,963	8,879,736	68,034,438	39,171,967

Units purchased	1,226,515	736,675	5,539,116	16,852,360	3,383,088	4,846,234	61,702,900	38,670,877
Units redeemed	(678,161)	(237,294)	(2,714,100)	(3,570,757)	(2,386,799)	(3,095,007)	(10,652,798)	(9,808,406)

Ending units	1,396,070	847,716	31,476,825	28,651,809	11,627,252	10,630,963	119,084,540	68,034,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,303,225	2,956,996	3,602,031	2,446,272	32,008	15,683	(224,180)	(195,360)
Realized gain (loss) on investments	–	683,390	1,079,688	1,428,287	55,011	35,075	1,843,288	1,333,238
Change in unrealized gain (loss) on investments	112,420,043	20,443,897	11,181,551	(1,190,726)	232,402	(9,376)	(520,547)	(76,143)
Reinvested capital gains	13,219,199	14,253,753	4,003,100	4,297,554	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,942,467	38,338,036	19,866,370	6,981,387	319,421	41,382	1,098,561	1,061,735

Equity transactions:
Purchase payments received from contract owners (note 3)	274,037,698	252,670,900	70,807,465	86,010,910	535,576	472,485	1,064,638	1,011,377
Transfers between funds	261,272,788	146,985,637	18,720,329	16,080,177	674,303	1,638,873	1,563,658	2,001,803
Redemptions (note 3)	(57,602,549)	(38,251,668)	(24,422,263)	(18,091,468)	(597,857)	(529,804)	(3,677,358)	(3,071,893)
Annuity benefits	(11,398)	–	(3,921)	(3,853)	–	–	(3,549)	(2,926)
Annual contract maintenance charges (note 2)	(146,753)	(91,862)	(40,304)	(30,457)	(2,281)	(1,021)	(7,556)	(7,022)
Contingent deferred sales charges (note 2)	(1,182,162)	(714,710)	(370,854)	(255,627)	(2,373)	(1,033)	(16,364)	(16,473)
Adjustments to maintain reserves	(78,392)	(38,322)	(15,894)	(9,891)	(54)	(16)	(11)	1,352

Net equity transactions	476,289,232	360,559,975	64,674,558	83,699,791	607,314	1,579,484	(1,076,542)	(83,782)

Net change in contract owners’ equity	608,231,699	398,898,011	84,540,928	90,681,178	926,735	1,620,866	22,019	977,953
Contract owners’ equity beginning of period	803,417,643	404,519,632	262,304,769	171,623,591	2,499,509	878,643	15,975,241	14,997,288

Contract owners’ equity end of period	$1,411,649,342	803,417,643	346,845,697	262,304,769	3,426,244	2,499,509	15,997,260	15,975,241

CHANGES IN UNITS:
Beginning units	54,186,761	28,932,284	21,337,805	14,377,462	230,571	82,004	2,707,801	2,756,609

Units purchased	36,571,329	31,664,782	9,117,637	10,813,205	161,993	228,081	1,613,539	1,697,977
Units redeemed	(6,423,172)	(6,410,305)	(4,045,390)	(3,852,862)	(107,265)	(79,514)	(1,821,150)	(1,746,785)

Ending units	84,334,918	54,186,761	26,410,052	21,337,805	285,299	230,571	2,500,190	2,707,801

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr2		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,140,485)	(275,263)	(402,808)	(452,789)	14,080,476	5,344,029	(900,270)	(1,659,469)
Realized gain (loss) on investments	1,058,166	402,055	8,533,333	6,249,012	–	–	3,777,202	(23,817,799)
Change in unrealized gain (loss) on investments	4,818,675	1,281,014	990,681	(1,219,258)	–	–	35,463,167	46,732,128
Reinvested capital gains	–	–	1,920,558	8,011,102	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,736,356	1,407,806	11,041,764	12,588,067	14,080,476	5,344,029	38,340,099	21,254,860

Equity transactions:
Purchase payments received from contract owners (note 3)	49,468,275	7,486,173	13,564,664	15,561,233	1,946,960,948	818,744,795	8,184,451	8,964,524
Transfers between funds	46,467,990	4,394,160	(13,242,891)	8,097,404	(1,602,166,828)	(479,523,487)	(10,983,201)	(10,189,911)
Redemptions (note 3)	(2,520,189)	(766,749)	(19,412,357)	(19,834,199)	(307,048,324)	(342,824,957)	(64,185,616)	(69,995,898)
Annuity benefits	–	–	(6,495)	(6,136)	(87,586)	(31,611)	(137,383)	(150,880)
Annual contract maintenance charges (note 2)	(3,673)	(1,935)	(38,888)	(39,673)	(175,928)	(198,222)	(224,424)	(261,690)
Contingent deferred sales charges (note 2)	(47,060)	(23,857)	(91,578)	(93,109)	(777,723)	(730,597)	(129,698)	(185,420)
Adjustments to maintain reserves	(5,986)	(1,223)	(4,034)	524	(28,746)	(60,834)	50,388	29,852

Net equity transactions	93,359,357	11,086,569	(19,231,579)	3,686,044	36,675,813	(4,624,913)	(67,425,483)	(71,789,423)

Net change in contract owners’ equity	98,095,713	12,494,375	(8,189,815)	16,274,111	50,756,289	719,116	(29,085,384)	(50,534,563)
Contract owners’ equity beginning of period	26,824,934	14,330,559	140,721,564	124,447,453	403,697,145	402,978,029	360,020,179	410,554,742

Contract owners’ equity end of period	$124,920,647	26,824,934	132,531,749	140,721,564	454,453,434	403,697,145	330,934,795	360,020,179

CHANGES IN UNITS:
Beginning units	1,755,225	1,007,022	9,202,373	9,133,807	25,994,392	24,692,825	7,471,589	9,363,974

Units purchased	6,860,825	1,245,022	2,298,238	3,785,092	252,444,112	126,208,674	151,642	191,470
Units redeemed	(1,024,589)	(496,819)	(3,578,487)	(3,716,526)	(247,855,744)	(124,907,107)	(1,742,153)	(2,083,855)

Ending units	7,591,461	1,755,225	7,922,124	9,202,373	30,582,760	25,994,392	5,881,078	7,471,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead3		GVITSmCapGr		GVITSmCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(561,638)	(69,993)	(24,431)	3,945	(181,940)	(196,905)	(218,402)	(160,432)
Realized gain (loss) on investments	360,782	155,719	10,938	140,640	1,187,025	1,191,550	1,003,962	440,802
Change in unrealized gain (loss) on investments	12,774,959	578,604	253,006	(382,158)	(854,143)	(238,235)	(702,491)	432,050
Reinvested capital gains	–	–	464,598	630,685	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,574,103	664,330	704,111	393,112	150,942	756,410	83,069	712,420

Equity transactions:
Purchase payments received from contract owners (note 3)	76,697,905	5,557,642	271,660	238,461	949,530	1,109,590	3,066,569	3,473,412
Transfers between funds	76,994,621	7,832,203	1,394,714	2,966,131	(594,869)	(1,455,010)	(1,324,397)	349,809
Redemptions (note 3)	(3,100,402)	(474,730)	(493,389)	(485,004)	(3,379,273)	(2,829,464)	(910,847)	(725,319)
Annuity benefits	–	–	–	–	(2,606)	(2,484)	–	–
Annual contract maintenance charges (note 2)	(4,295)	(2,303)	(1,629)	(1,116)	(6,722)	(7,376)	(1,636)	(1,285)
Contingent deferred sales charges (note 2)	(65,155)	(9,190)	(1,917)	(843)	(15,915)	(12,286)	(14,212)	(20,992)
Adjustments to maintain reserves	(6,936)	(789)	(51)	(16)	(234)	318	(1,117)	(604)

Net equity transactions	150,515,738	12,902,833	1,169,388	2,717,613	(3,050,089)	(3,196,712)	814,360	3,075,021

Net change in contract owners’ equity	163,089,841	13,567,163	1,873,499	3,110,725	(2,899,147)	(2,440,302)	897,429	3,787,441
Contract owners’ equity beginning of period	22,317,067	8,749,904	4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816

Contract owners’ equity end of period	$185,406,908	22,317,067	6,311,879	4,438,380	11,906,617	14,805,764	14,347,686	13,450,257

CHANGES IN UNITS:
Beginning units	1,503,114	618,825	335,241	109,158	2,005,492	2,492,775	833,849	638,942

Units purchased	10,450,470	1,026,556	186,007	343,220	841,889	1,643,831	417,854	571,089
Units redeemed	(696,129)	(142,267)	(105,140)	(117,137)	(1,264,695)	(2,131,114)	(377,006)	(376,182)

Ending units	11,257,455	1,503,114	416,108	335,241	1,582,686	2,005,492	874,697	833,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmCapVal2		GVITSmComp		GVITSmComp2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,012,039)	(1,650,057)	(452,154)	(478,342)	(2,483,509)	(2,795,321)	(1,180,343)	(692,603)
Realized gain (loss) on investments	11,380,576	15,382,979	51,737	953,417	9,212,234	10,785,427	1,076,863	119,432
Change in unrealized gain (loss) on investments	(2,306,247)	(26,658,379)	2,138,486	(3,760,659)	9,058,885	(11,597,826)	6,709,173	(1,598,665)
Reinvested capital gains	8,136,289	13,846,743	3,221,609	3,862,455	3,872,440	24,605,496	1,403,336	7,090,732

Net increase (decrease) in contract owners’ equity resulting from operations	16,198,579	921,286	4,959,678	576,871	19,660,050	20,997,776	8,009,029	4,918,896

Equity transactions:
Purchase payments received from contract owners (note 3)	4,432,293	5,429,470	5,893,578	8,159,143	6,730,047	6,666,580	28,665,604	16,140,864
Transfers between funds	(11,004,070)	(14,979,259)	1,761,986	(3,779,362)	(6,084,503)	(1,868,361)	(368,655)	7,183,180
Redemptions (note 3)	(21,213,260)	(24,624,827)	(2,600,441)	(1,850,069)	(37,978,294)	(40,224,005)	(3,371,781)	(1,980,034)
Annuity benefits	(14,091)	(27,755)	(312)	(904)	(31,136)	(50,912)	–	–
Annual contract maintenance charges (note 2)	(47,718)	(59,805)	(4,977)	(4,784)	(88,203)	(97,684)	(6,191)	(4,388)
Contingent deferred sales charges (note 2)	(65,014)	(92,191)	(36,213)	(43,095)	(92,058)	(114,668)	(71,738)	(31,906)
Adjustments to maintain reserves	(145)	(15,036)	(1,914)	(1,215)	(998)	(3,365)	(5,252)	(1,893)

Net equity transactions	(27,912,005)	(34,369,403)	5,011,707	2,479,714	(37,545,145)	(35,692,415)	24,841,987	21,305,823

Net change in contract owners’ equity	(11,713,426)	(33,448,117)	9,971,385	3,056,585	(17,885,095)	(14,694,639)	32,851,016	26,224,719
Contract owners’ equity beginning of period	117,422,322	150,870,439	33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182

Contract owners’ equity end of period	$105,708,896	117,422,322	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901

CHANGES IN UNITS:
Beginning units	5,997,704	7,841,197	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601

Units purchased	905,209	1,162,647	873,513	976,893	648,552	782,644	3,618,874	1,957,050
Units redeemed	(2,240,501)	(3,006,140)	(654,032)	(834,248)	(1,735,125)	(1,952,768)	(2,317,328)	(754,622)

Ending units	4,662,412	5,997,704	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro2		GVITUSGro3		GVITVKVal2		GVITMltSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(308,857)	(228,670)	(95,389)	(114,688)	(92,332)	(72,035)	1,487,067	1,246,190
Realized gain (loss) on investments	(231,788)	16,172	(188,722)	304,537	2,336,285	715,628	228,190	191,325
Change in unrealized gain (loss) on investments	(445,004)	(1,104,517)	(61,412)	(930,020)	8,530,868	(750,276)	26,694	(1,359,007)
Reinvested capital gains	373,442	2,858,981	145,945	1,572,012	6,927,464	1,505,629	128,444	294,042

Net increase (decrease) in contract owners’ equity resulting from operations	(612,207)	1,541,966	(199,578)	831,841	17,702,285	1,398,946	1,870,395	372,550

Equity transactions:
Purchase payments received from contract owners (note 3)	4,476,889	5,319,272	373,455	297,266	76,090,384	17,776,826	7,742,440	12,509,139
Transfers between funds	(1,728,763)	2,252,617	(1,249,850)	1,335,483	55,080,591	10,970,489	147,429	8,063,088
Redemptions (note 3)	(1,376,050)	(638,951)	(1,994,452)	(1,527,151)	(5,880,826)	(3,925,331)	(7,455,515)	(7,386,272)
Annuity benefits	–	–	(665)	(317)	(311)	(733)	(5,159)	(5,809)
Annual contract maintenance charges (note 2)	(1,790)	(1,467)	(2,958)	(2,991)	(7,560)	(4,728)	(9,424)	(9,236)
Contingent deferred sales charges (note 2)	(36,174)	(13,167)	(6,618)	(3,461)	(72,327)	(39,020)	(37,390)	(31,283)
Adjustments to maintain reserves	(1,960)	(1,095)	(102)	316	(8,942)	(2,293)	(1,809)	(1,347)

Net equity transactions	1,332,152	6,917,209	(2,881,190)	99,145	125,201,009	24,775,210	380,572	13,138,280

Net change in contract owners’ equity	719,945	8,459,175	(3,080,768)	930,986	142,903,294	26,174,156	2,250,967	13,510,830
Contract owners’ equity beginning of period	19,056,867	10,597,692	9,821,567	8,890,581	60,367,741	34,193,585	54,190,306	40,679,476

Contract owners’ equity end of period	$19,776,812	19,056,867	6,740,799	9,821,567	203,271,035	60,367,741	56,441,273	54,190,306

CHANGES IN UNITS:
Beginning units	1,053,974	643,867	651,383	652,165	3,772,570	2,181,509	4,431,813	3,294,635

Units purchased	489,605	608,915	144,668	267,442	9,773,517	2,437,010	1,682,882	2,333,284
Units redeemed	(425,907)	(198,808)	(341,876)	(268,224)	(2,330,966)	(845,949)	(1,623,567)	(1,196,106)

Ending units	1,117,672	1,053,974	454,175	651,383	11,215,121	3,772,570	4,491,128	4,431,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,225)	(9,850)	59,167	55,794	(432,479)	(526,406)	(66,294)	(67,651)
Realized gain (loss) on investments	209,829	106,201	372,140	121,705	3,908,136	3,406,748	279,686	386,181
Change in unrealized gain (loss) on investments	748,485	179,533	653,537	430,531	(839,430)	1,174,558	84,356	104,753
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,089	275,884	1,084,844	608,030	2,636,227	4,054,900	297,748	423,283

Equity transactions:
Purchase payments received from contract owners (note 3)	306,128	184,205	1,166,854	452,377	2,738,972	1,802,796	704,322	691,744
Transfers between funds	2,964,778	2,547,903	892,114	(861,360)	(2,597,043)	616,724	(371,140)	(1,189,235)
Redemptions (note 3)	(700,983)	(241,770)	(1,375,174)	(482,476)	(5,948,217)	(6,060,308)	(925,926)	(901,578)
Annuity benefits	–	–	–	–	(939)	(1,317)	–	–
Annual contract maintenance charges (note 2)	(1,195)	(309)	(1,177)	(1,281)	(17,134)	(20,795)	(3,300)	(3,749)
Contingent deferred sales charges (note 2)	(600)	(520)	(11,060)	(10,348)	(29,737)	(37,577)	(8,423)	(12,840)
Adjustments to maintain reserves	–	(24)	(705)	(662)	(744)	(681)	(99)	(192)

Net equity transactions	2,568,128	2,489,485	670,852	(903,750)	(5,854,842)	(3,701,158)	(604,566)	(1,415,850)

Net change in contract owners’ equity	3,509,217	2,765,369	1,755,696	(295,720)	(3,218,615)	353,742	(306,818)	(992,567)
Contract owners’ equity beginning of period	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868	5,242,415	6,234,982

Contract owners’ equity end of period	$6,502,021	2,992,804	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415

CHANGES IN UNITS:
Beginning units	219,580	19,645	889,457	965,605	4,486,139	5,056,803	465,574	608,518

Units purchased	294,687	293,837	249,466	101,912	766,280	1,297,272	138,033	140,302
Units redeemed	(130,001)	(93,902)	(191,962)	(178,060)	(1,536,503)	(1,867,936)	(192,248)	(283,246)

Ending units	384,266	219,580	946,961	889,457	3,715,916	4,486,139	411,359	465,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanGlTech		JanRMgCore		JanIntGroS2		JanIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(59,567)	(73,974)	(63,523)	(4,541)	636,136	(11,133)	69,430	(43,018)
Realized gain (loss) on investments	74,610	(210,774)	(221,878)	23,950	2,932,889	1,312,563	1,494,254	577,650
Change in unrealized gain (loss) on investments	246,774	717,231	74,125	(241,261)	21,141,732	3,512,493	3,977,242	2,912,546
Reinvested capital gains	–	–	307,433	441,302	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	261,817	432,483	96,157	219,450	24,710,757	4,813,923	5,540,926	3,447,178

Equity transactions:
Purchase payments received from contract owners (note 3)	98	5,563	95,827	90,055	19,674,122	1,683,968	13	1,255
Transfers between funds	(635,708)	(979,767)	1,207,980	572,484	69,068,624	10,047,332	(1,320,715)	(1,339,668)
Redemptions (note 3)	(813,006)	(1,090,369)	(205,058)	(152,928)	(7,517,205)	(2,583,771)	(2,036,913)	(2,083,396)
Annuity benefits	(409)	(276)	–	–	(160)	(113)	–	(3,049)
Annual contract maintenance charges (note 2)	(3,499)	(4,596)	(295)	(348)	(13,185)	(7,002)	(7,038)	(7,375)
Contingent deferred sales charges (note 2)	(2,857)	(6,465)	(3,869)	(3,636)	(36,506)	(18,799)	(9,708)	(12,778)
Adjustments to maintain reserves	(75)	345	(491)	(148)	(1,395)	(307)	(44)	160

Net equity transactions	(1,455,456)	(2,075,565)	1,094,094	505,479	81,174,295	9,121,308	(3,374,405)	(3,444,851)

Net change in contract owners’ equity	(1,193,639)	(1,643,082)	1,190,251	724,929	105,885,052	13,935,231	2,166,521	2,327
Contract owners’ equity beginning of period	5,094,760	6,737,842	2,697,907	1,972,978	25,823,909	11,888,678	14,034,749	14,032,422

Contract owners’ equity end of period	$3,901,121	5,094,760	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749

CHANGES IN UNITS:
Beginning units	1,331,430	1,940,791	177,552	141,265	1,666,749	995,810	1,379,274	1,822,897

Units purchased	8	–	389,538	57,192	5,684,594	1,202,870	7	109
Units redeemed	(373,583)	(609,361)	(329,429)	(20,905)	(1,340,488)	(531,931)	(288,609)	(443,732)

Ending units	957,855	1,331,430	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMSTMidCap		MFSInvGrStS		MFSValS		MTBLgCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,678)	(287,370)	(397,889)	(331,679)	(316,138)	(213,467)	(8,334)	(8,062)
Realized gain (loss) on investments	1,619,404	905,442	823,474	99,913	1,153,328	842,183	2,042	(1,247)
Change in unrealized gain (loss) on investments	1,219,446	872,512	874,376	1,042,120	5,180,019	(51,873)	80,899	1,220
Reinvested capital gains	568,468	306,583	–	–	1,062,420	539,475	10,927	21,505

Net increase (decrease) in contract owners’ equity resulting from operations	3,241,640	1,797,167	1,299,961	810,354	7,079,629	1,116,318	85,534	13,416

Equity transactions:
Purchase payments received from contract owners (note 3)	554,312	1,842,920	1,711,149	7,263,404	9,182,536	10,359,466	57,489	320,810
Transfers between funds	(9,239,451)	19,917,909	(3,614,902)	656,486	22,713,479	3,788,380	9,274	674
Redemptions (note 3)	(4,284,738)	(4,535,042)	(1,199,193)	(856,335)	(2,389,512)	(1,395,721)	(21,986)	(16,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9,021)	(9,157)	(1,935)	(1,453)	(2,607)	(1,066)	(178)	(159)
Contingent deferred sales charges (note 2)	(9,400)	(14,610)	(19,424)	(15,280)	(35,987)	(32,869)	(1,034)	(975)
Adjustments to maintain reserves	6,412	140	(2,064)	(1,579)	(1,892)	(1,272)	130	273

Net equity transactions	(12,981,886)	17,202,160	(3,126,369)	7,045,243	29,466,017	12,716,918	43,695	303,672

Net change in contract owners’ equity	(9,740,246)	18,999,327	(1,826,408)	7,855,597	36,545,646	13,833,236	129,229	317,088
Contract owners’ equity beginning of period	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984	928,731	611,643

Contract owners’ equity end of period	$18,795,204	28,535,450	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

CHANGES IN UNITS:
Beginning units	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754	87,319	58,138

Units purchased	318,837	2,818,398	208,199	755,718	2,577,829	1,439,621	7,864	32,213
Units redeemed	(1,316,200)	(1,329,964)	(432,323)	(219,671)	(843,695)	(579,132)	(3,802)	(3,032)

Ending units	1,328,877	2,326,240	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapV2		MTBAggGr2		MTBModGr2		MTBConGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,296)	(4,457)	4,136	186	1,414	380	93,712	11,992
Realized gain (loss) on investments	12,895	906	832	(581)	32	6	18,718	(16,373)
Change in unrealized gain (loss) on investments	76,080	31,924	17,228	1,585	1,046	(52)	161,103	(283,276)
Reinvested capital gains	96,192	60,470	8,607	–	1,188	–	412,969	496,030

Net increase (decrease) in contract owners’ equity resulting from operations	180,871	88,843	30,803	1,190	3,680	334	686,502	208,373

Equity transactions:
Purchase payments received from contract owners (note 3)	209,977	382,467	162,987	84,596	52,704	29,229	1,050,979	3,107,719
Transfers between funds	78,850	(598)	20,515	35,442	8,742	8,140	(7,108)	85,728
Redemptions (note 3)	(54,910)	(11,304)	(5,538)	(670)	(14,378)	(341)	(530,503)	(339,490)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(258)	(131)	–	–	(24)	–	(2,264)	(1,296)
Contingent deferred sales charges (note 2)	(2,305)	(209)	–	–	(40)	–	(10,505)	(10,934)
Adjustments to maintain reserves	103	(11)	(24)	1	–	(8)	438	321

Net equity transactions	231,457	370,214	177,940	119,369	47,004	37,020	501,037	2,842,048

Net change in contract owners’ equity	412,328	459,057	208,743	120,559	50,684	37,354	1,187,539	3,050,421
Contract owners’ equity beginning of period	1,038,567	579,510	120,559	–	37,354	–	7,392,704	4,342,283

Contract owners’ equity end of period	$1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

CHANGES IN UNITS:
Beginning units	82,930	50,546	11,254	–	3,652	–	659,109	396,790

Units purchased	24,416	34,520	16,368	11,316	5,901	3,686	111,469	337,664
Units redeemed	(7,300)	(2,136)	(475)	(62)	(1,411)	(34)	(66,986)	(75,345)

Ending units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(92,270)	(74,629)	(1,967,492)	(2,063,131)	(131,356)	(268,922)	(862,488)	(11,822)
Realized gain (loss) on investments	67,033	47,594	10,129,317	(1,115,304)	2,310,850	2,370,518	7,466	757
Change in unrealized gain (loss) on investments	83,801	108,893	9,405,193	20,393,604	(85,731)	(739,926)	14,735,128	285,005
Reinvested capital gains	155,936	24,817	–	–	–	–	1,031,768	39,739

Net increase (decrease) in contract owners’ equity resulting from operations	214,500	106,675	17,567,018	17,215,169	2,093,763	1,361,670	14,911,874	313,679

Equity transactions:
Purchase payments received from contract owners (note 3)	817,650	1,860,557	3,789,418	4,208,960	885,414	934,879	65,627,061	2,688,893
Transfers between funds	(26,948)	(115,683)	(8,108,009)	(6,342,369)	(1,468,153)	(1,605,444)	65,966,637	6,515,722
Redemptions (note 3)	(215,351)	(235,068)	(26,982,360)	(26,922,854)	(3,977,874)	(5,510,725)	(2,043,015)	(39,089)
Annuity benefits	–	–	(31,010)	(31,972)	(453)	(984)	–	–
Annual contract maintenance charges (note 2)	(525)	(362)	(91,783)	(104,683)	(9,911)	(11,748)	(1,629)	(23)
Contingent deferred sales charges (note 2)	(1,562)	(3,794)	(53,128)	(95,190)	(10,393)	(19,047)	(38,652)	(273)
Adjustments to maintain reserves	(575)	(415)	(1,406)	4,324	(73)	(113)	49,416	(100)

Net equity transactions	572,689	1,505,235	(31,478,278)	(29,283,784)	(4,581,443)	(6,213,182)	129,559,818	9,165,130

Net change in contract owners’ equity	787,189	1,611,910	(13,911,260)	(12,068,615)	(2,487,680)	(4,851,512)	144,471,692	9,478,809
Contract owners’ equity beginning of period	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164	9,478,809	–

Contract owners’ equity end of period	$6,218,632	5,431,443	141,507,535	155,418,795	18,425,972	20,913,652	153,950,501	9,478,809

CHANGES IN UNITS:
Beginning units	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770	816,611	–

Units purchased	87,673	154,642	397,865	400,081	204,625	434,701	10,735,147	843,911
Units redeemed	(49,838)	(50,616)	(1,297,798)	(1,410,964)	(582,758)	(999,724)	(614,959)	(27,300)

Ending units	399,331	361,496	3,507,840	4,407,773	1,399,614	1,777,747	10,936,799	816,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,659,110	1,655,697	(133,144)	(124,071)	(1,383,664)	(836,393)	(100,761)	(15,112)
Realized gain (loss) on investments	(274,376)	(245,933)	609,512	534,603	12,769,951	5,518,247	100,437	4,891
Change in unrealized gain (loss) on investments	992,362	(1,394,290)	489,777	482,690	(13,120,113)	27,897,515	38,281	128,294
Reinvested capital gains	–	–	–	–	22,688,477	47,846	506,998	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,377,096	15,474	966,145	893,222	20,954,651	32,627,215	544,955	118,073

Equity transactions:
Purchase payments received from contract owners (note 3)	46,803,422	17,959,329	98,692	180,974	6,310,032	6,120,068	4,181,193	1,766,189
Transfers between funds	76,084,501	(4,563,103)	357,248	(239,839)	(8,858,499)	21,493,047	9,716,525	2,131,504
Redemptions (note 3)	(18,523,875)	(22,193,556)	(359,652)	(644,838)	(38,223,914)	(42,163,310)	(295,940)	(23,961)
Annuity benefits	(66,877)	(11,700)	–	–	(34,171)	(61,536)	–	–
Annual contract maintenance charges (note 2)	(29,152)	(32,581)	(1,134)	(1,145)	(90,305)	(97,829)	(444)	(25)
Contingent deferred sales charges (note 2)	(115,073)	(63,677)	(7,596)	(18,381)	(79,166)	(103,475)	(1,731)	(913)
Adjustments to maintain reserves	(3,634)	1,254	(383)	(385)	(1,282)	(11,232)	(814)	(106)

Net equity transactions	104,149,312	(8,904,034)	87,175	(723,614)	(40,977,305)	(14,824,267)	13,598,789	3,872,688

Net change in contract owners’ equity	108,526,408	(8,888,560)	1,053,320	169,608	(20,022,654)	17,802,948	14,143,744	3,990,761
Contract owners’ equity beginning of period	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270	3,990,761	–

Contract owners’ equity end of period	$225,362,727	116,836,319	9,020,221	7,966,901	205,295,564	225,318,218	18,134,505	3,990,761

CHANGES IN UNITS:
Beginning units	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207	345,932	–

Units purchased	13,657,777	2,937,791	116,401	126,588	782,410	1,607,568	1,419,257	368,224
Units redeemed	(2,728,306)	(2,978,351)	(111,010)	(172,245)	(2,050,023)	(2,129,074)	(324,828)	(22,292)

Ending units	19,400,879	8,471,408	502,810	497,419	5,867,088	7,134,701	1,440,361	345,932

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,846,764)	(277,427)	(376,095)	(302,622)	(518,084)	(409,727)	1,250,830	757,006
Realized gain (loss) on investments	71,171	393,090	2,801,485	2,014,628	4,003,610	522,952	598,802	1,571,881
Change in unrealized gain (loss) on investments	17,863,233	1,002,264	8,444,284	9,820,004	4,355,053	7,460,487	3,992,333	(4,454,590)
Reinvested capital gains	884,270	52,372	5,690,652	–	4,426,282	–	6,974,232	6,068,433

Net increase (decrease) in contract owners’ equity resulting from operations	16,971,910	1,170,299	16,560,326	11,532,010	12,266,861	7,573,712	12,816,197	3,942,730

Equity transactions:
Purchase payments received from contract owners (note 3)	92,995,135	9,720,405	13,087,967	13,706,619	24,720,041	26,099,813	4,019,104	4,960,047
Transfers between funds	92,986,867	11,466,212	8,819,694	11,503,678	(12,088,852)	13,585,381	(6,688,744)	1,250,086
Redemptions (note 3)	(3,912,510)	(806,716)	(17,366,251)	(16,696,300)	(3,810,335)	(2,619,209)	(27,377,382)	(30,264,215)
Annuity benefits	–	–	(14,436)	(7,118)	–	–	(18,390)	(28,479)
Annual contract maintenance charges (note 2)	(6,097)	(2,456)	(41,627)	(36,339)	(8,403)	(4,509)	(64,436)	(77,477)
Contingent deferred sales charges (note 2)	(73,800)	(12,009)	(71,652)	(78,583)	(75,695)	(43,490)	(51,060)	(63,850)
Adjustments to maintain reserves	(7,806)	(1,436)	(1,134)	3,646	(3,614)	(1,636)	115	(1,825)

Net equity transactions	181,981,789	20,364,000	4,412,561	8,395,603	8,733,142	37,016,350	(30,180,793)	(24,225,713)

Net change in contract owners’ equity	198,953,699	21,534,299	20,972,887	19,927,613	21,000,003	44,590,062	(17,364,596)	(20,282,983)
Contract owners’ equity beginning of period	33,095,968	11,561,669	100,293,179	80,365,566	73,470,008	28,879,946	155,219,888	175,502,871

Contract owners’ equity end of period	$232,049,667	33,095,968	121,266,066	100,293,179	94,470,011	73,470,008	137,855,292	155,219,888

CHANGES IN UNITS:
Beginning units	2,318,131	851,027	5,308,749	4,802,654	5,674,152	2,505,064	5,647,775	6,601,220

Units purchased	13,198,217	1,989,434	1,580,530	2,038,186	2,760,014	4,081,037	247,586	469,127
Units redeemed	(948,746)	(522,330)	(1,364,633)	(1,532,091)	(2,129,774)	(911,949)	(1,371,481)	(1,422,572)

Ending units	14,567,602	2,318,131	5,524,646	5,308,749	6,304,392	5,674,152	4,523,880	5,647,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppCapApS		OppBdFd		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,022,239)	(452,581)	(869,374)	(479,669)	5,131,960	6,128,568	(820,559)	(809,964)
Realized gain (loss) on investments	10,711,325	11,795,293	891,357	697,608	(371,689)	(418,700)	32,888,573	28,460,950
Change in unrealized gain (loss) on investments	(3,008,832)	(7,528,707)	3,574,841	1,912,673	(297,292)	(3,868,180)	(4,020,288)	9,143,589
Reinvested capital gains	–	–	–	–	–	–	16,748,798	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,680,254	3,814,005	3,596,824	2,130,612	4,462,979	1,841,688	44,796,524	36,794,575

Equity transactions:
Purchase payments received from contract owners (note 3)	5,320,567	6,458,722	8,052,827	16,888,633	3,570,240	4,789,070	–	5,487
Transfers between funds	(10,663,821)	(14,127,381)	(4,793,449)	630,576	(2,568,922)	(2,811,009)	(13,070,042)	(12,940,443)
Redemptions (note 3)	(23,301,131)	(26,315,862)	(3,747,086)	(3,314,566)	(24,748,251)	(33,511,357)	(53,302,671)	(63,462,987)
Annuity benefits	(27,271)	(32,722)	–	–	(12,493)	(45,049)	(43,850)	(75,205)
Annual contract maintenance charges (note 2)	(64,375)	(79,349)	(7,430)	(6,733)	(53,118)	(66,040)	(117,849)	(135,881)
Contingent deferred sales charges (note 2)	(79,686)	(125,939)	(74,432)	(73,763)	(46,595)	(77,101)	(85,997)	(149,846)
Adjustments to maintain reserves	(266)	2,543	(3,984)	(2,779)	3,309	(22,007)	4,272	(7,603)

Net equity transactions	(28,815,983)	(34,219,988)	(573,554)	14,121,368	(23,855,830)	(31,743,493)	(66,616,137)	(76,766,478)

Net change in contract owners’ equity	(22,135,729)	(30,405,983)	3,023,270	16,251,980	(19,392,851)	(29,901,805)	(21,819,613)	(39,971,903)
Contract owners’ equity beginning of period	121,773,420	152,179,403	61,055,416	44,803,436	135,415,205	165,317,010	316,182,727	356,154,630

Contract owners’ equity end of period	$99,637,691	121,773,420	64,078,686	61,055,416	116,022,354	135,415,205	294,363,114	316,182,727

CHANGES IN UNITS:
Beginning units	7,865,933	10,200,109	4,173,108	3,161,586	6,433,177	8,037,160	8,956,758	11,400,256

Units purchased	619,129	1,757,681	866,201	2,015,916	412,354	514,781	–	–
Units redeemed	(2,447,904)	(4,091,857)	(909,446)	(1,004,394)	(1,579,780)	(2,118,764)	(1,791,093)	(2,443,498)

Ending units	6,037,158	7,865,933	4,129,863	4,173,108	5,265,751	6,433,177	7,165,665	8,956,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(124,141)	(121,505)	(3,991)	–	2,391,091	1,631,723	(47,270)	23,206
Realized gain (loss) on investments	743,597	599,114	2,432	–	(97,084)	(782,015)	1,773,554	1,814,860
Change in unrealized gain (loss) on investments	1,316,446	1,966,157	39,501	–	724,880	(601,406)	1,860,960	(564,315)
Reinvested capital gains	1,203,577	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,479	2,443,766	37,942	–	3,018,887	248,302	3,587,244	1,273,751

Equity transactions:
Purchase payments received from contract owners (note 3)	–	441	15,468	–	6,678,184	10,262,631	2,073,565	2,150,268
Transfers between funds	(2,025,595)	(2,521,853)	901,175	–	(337,721)	(1,887,208)	64,235	(1,040,113)
Redemptions (note 3)	(1,060,555)	(907,799)	(29,532)	–	(4,320,931)	(2,768,049)	(5,722,488)	(6,202,146)
Annuity benefits	–	–	–	–	(2,988)	–	(5,239)	(4,940)
Annual contract maintenance charges (note 2)	(2,218)	(2,631)	(94)	–	(3,253)	(2,613)	(15,876)	(17,515)
Contingent deferred sales charges (note 2)	(20,626)	(16,560)	(1)	–	(71,581)	(42,767)	(27,417)	(35,693)
Adjustments to maintain reserves	(807)	(561)	(4)	–	(2,090)	(1,805)	(152)	442

Net equity transactions	(3,109,801)	(3,448,963)	887,012	–	1,939,620	5,560,189	(3,633,372)	(5,149,697)

Net change in contract owners’ equity	29,678	(1,005,197)	924,954	–	4,958,507	5,808,491	(46,128)	(3,875,946)
Contract owners’ equity beginning of period	22,094,897	23,100,094	–	–	39,502,363	33,693,872	29,132,598	33,008,544

Contract owners’ equity end of period	$22,124,575	22,094,897	924,954	–	44,460,870	39,502,363	29,086,470	29,132,598

CHANGES IN UNITS:
Beginning units	1,118,144	1,316,404	–	–	3,038,153	2,601,130	3,231,392	3,830,214

Units purchased	239	19	94,439	–	2,027,069	3,887,970	594,621	567,018
Units redeemed	(150,395)	(198,279)	(6,472)	–	(1,884,813)	(3,450,947)	(984,167)	(1,165,840)

Ending units	967,988	1,118,144	87,967	–	3,180,409	3,038,153	2,841,846	3,231,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,528,476)	(212,761)	(8,504)	–	(705,070)	(241,714)	(305,748)	(345,309)
Realized gain (loss) on investments	–	167,095	(1,712)	–	836,351	162,767	3,164,559	1,976,026
Change in unrealized gain (loss) on investments	19,680,869	1,877,496	137,198	–	3,887,706	1,149,880	(2,431,174)	782,075
Reinvested capital gains	–	–	–	–	861,082	360,742	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,152,393	1,831,830	126,982	–	4,880,069	1,431,675	427,637	2,412,792

Equity transactions:
Purchase payments received from contract owners (note 3)	86,721,062	14,522,054	75,812	–	27,013,830	6,234,311	1,990,210	1,997,607
Transfers between funds	81,234,646	8,234,673	2,122,494	–	19,741,710	1,298,105	(6,645,482)	2,409,538
Redemptions (note 3)	(5,705,191)	(1,976,344)	(47,095)	–	(1,837,853)	(758,174)	(5,246,648)	(5,782,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,209)	(4,441)	(155)	–	(3,373)	(2,085)	(16,944)	(19,828)
Contingent deferred sales charges (note 2)	(112,644)	(49,302)	(57)	–	(43,621)	(12,942)	(28,047)	(40,755)
Adjustments to maintain reserves	(9,185)	(2,462)	(16)	–	(2,851)	(670)	(217)	172

Net equity transactions	162,121,479	20,724,178	2,150,983	–	44,867,842	6,758,545	(9,947,128)	(1,435,980)

Net change in contract owners’ equity	180,273,872	22,556,008	2,277,965	–	49,747,911	8,190,220	(9,519,491)	976,812
Contract owners’ equity beginning of period	55,729,762	33,173,754	–	–	21,104,247	12,914,027	28,985,432	28,008,620

Contract owners’ equity end of period	$236,003,634	55,729,762	2,277,965	–	70,852,158	21,104,247	19,465,941	28,985,432

CHANGES IN UNITS:
Beginning units	3,831,295	2,371,195	–	–	1,105,896	731,026	4,765,383	5,103,889

Units purchased	11,493,472	1,854,727	257,275	–	2,703,482	536,160	1,008,584	2,237,981
Units redeemed	(915,262)	(394,627)	(29,610)	–	(504,378)	(161,290)	(2,626,603)	(2,576,487)

Ending units	14,409,505	3,831,295	227,665	–	3,305,000	1,105,896	3,147,364	4,765,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioSmCapV2		PioSmCapV		PVTGroInc		PVTIntEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,025	(3,795)	(6,281)	–	(4,912)	(7,549)	(14,526)	1,281
Realized gain (loss) on investments	(155,622)	15,698	(4,050)	–	259,374	141,833	31,067	58,829
Change in unrealized gain (loss) on investments	(151,881)	97,910	68,855	–	675,415	213,822	351,798	84,494
Reinvested capital gains	333,283	575	42,374	–	209,015	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,805	110,388	100,898	–	1,138,892	348,106	368,339	144,604

Equity transactions:
Purchase payments received from contract owners (note 3)	175,187	102,228	11,604	–	121,759	2,194,635	–	–
Transfers between funds	(1,439,840)	534,863	1,383,266	–	(706,154)	332,482	(29,481)	(368,821)
Redemptions (note 3)	(2,723)	(28,729)	(153,979)	–	(728,783)	(525,240)	(62,235)	(122,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(56)	(64)	(62)	–	(1,246)	(1,114)	(150)	(175)
Contingent deferred sales charges (note 2)	–	–	–	–	(12,362)	(13,324)	(1,073)	(3,962)
Adjustments to maintain reserves	(17)	(68)	(19)	–	(715)	(535)	(234)	(161)

Net equity transactions	(1,267,449)	608,230	1,240,810	–	(1,327,501)	1,986,904	(93,173)	(495,325)

Net change in contract owners’ equity	(1,237,644)	718,618	1,341,708	–	(188,609)	2,335,010	275,166	(350,721)
Contract owners’ equity beginning of period	1,237,644	519,026	–	–	8,937,063	6,602,053	1,485,977	1,836,698

Contract owners’ equity end of period	$–	1,237,644	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977

CHANGES IN UNITS:
Beginning units	80,124	38,238	–	–	644,011	491,760	92,906	126,817
Units purchased	30,999	55,835	142,795	–	46,906	244,705	–	–
Units redeemed	(111,123)	(13,949)	(18,647)	–	(139,314)	(92,454)	(5,368)	(33,911)

Ending units	–	80,124	124,148	–	551,603	644,011	87,538	92,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyII		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,005)	(32,709)	(174,205)	(25,952)	(8,384)	22,910	130,158	18,954
Realized gain (loss) on investments	95,509	56,471	130,049	12,982	44,978	1,577	(6,691)	(1,629)
Change in unrealized gain (loss) on investments	35,601	135,681	1,536,062	228,429	3,857,050	(313,305)	47,408	(10,973)
Reinvested capital gains	–	–	–	–	1,294,029	510,443	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	88,105	159,443	1,491,906	215,459	5,187,673	221,625	170,875	6,352

Equity transactions:
Purchase payments received from contract owners (note 3)	37,816	641,460	8,736,935	4,691,958	21,170,874	9,225,205	5,001,933	3,547,765
Transfers between funds	(519,877)	(217,446)	6,123,422	1,889,664	15,340,205	4,319,107	1,364,625	(510,548)
Redemptions (note 3)	(289,662)	(266,841)	(613,356)	(120,726)	(1,014,358)	(193,713)	(305,605)	(62,732)
Annuity benefits	–	–	–	–	(670)	–	–	–
Annual contract maintenance charges (note 2)	(498)	(467)	(718)	(12)	(1,554)	(69)	(207)	–
Contingent deferred sales charges (note 2)	(5,915)	(3,673)	(5,020)	(19)	(9,775)	(3,366)	(935)	(3,356)
Adjustments to maintain reserves	(366)	(459)	(1,057)	(202)	(1,739)	(305)	(1,064)	(303)

Net equity transactions	(778,502)	152,574	14,240,206	6,460,663	35,482,983	13,346,859	6,058,747	2,970,826

Net change in contract owners’ equity	(690,397)	312,017	15,732,112	6,676,122	40,670,656	13,568,484	6,229,622	2,977,178
Contract owners’ equity beginning of period	3,456,648	3,144,631	6,676,122	–	13,568,484	–	2,977,178	–

Contract owners’ equity end of period	$2,766,251	3,456,648	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178

CHANGES IN UNITS:
Beginning units	276,236	261,001	596,546	–	1,288,795	–	297,273	–

Units purchased	47,677	92,357	1,577,178	642,389	3,549,455	1,368,433	800,442	425,058
Units redeemed	(110,697)	(77,122)	(313,156)	(45,843)	(425,933)	(79,638)	(200,380)	(127,785)

Ending units	213,216	276,236	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,515	320,862	1,829,223	1,984,463	(159,197)	(76,208)	(280,134)	(175,050)
Realized gain (loss) on investments	(233,304)	31,427	(577,963)	363,585	1,523,556	1,018,667	5,020,480	4,113,344
Change in unrealized gain (loss) on investments	138,245	(647,553)	(88,888)	(3,779,609)	3,126,469	1,904,001	4,165,084	6,093,153
Reinvested capital gains	–	–	–	–	1,655,963	–	4,059,314	–

Net increase (decrease) in contract owners’ equity resulting from operations	380,456	(295,264)	1,162,372	(1,431,561)	6,146,791	2,846,460	12,964,744	10,031,447

Equity transactions:
Purchase payments received from contract owners (note 3)	598,469	831,072	1,016	2,166	1,385,845	1,259,829	10,392	24,936
Transfers between funds	762,085	2,517,663	(1,510,207)	(1,877,467)	5,733,378	5,767,907	(3,827,441)	(2,959,728)
Redemptions (note 3)	(971,018)	(1,585,830)	(4,655,526)	(5,487,243)	(2,646,848)	(1,915,875)	(6,129,821)	(7,279,534)
Annuity benefits	–	–	(2,378)	(15,028)	(1,583)	(1,222)	(8,187)	(7,965)
Annual contract maintenance charges (note 2)	(1,882)	(1,707)	(11,864)	(16,194)	(6,277)	(4,010)	(18,601)	(19,920)
Contingent deferred sales charges (note 2)	(3,254)	(3,469)	(7,972)	(14,200)	(8,113)	(4,809)	(18,699)	(21,853)
Adjustments to maintain reserves	(49)	(103)	648	(11,711)	76	97	1,461	702

Net equity transactions	384,351	1,757,626	(6,186,283)	(7,419,677)	4,456,478	5,101,917	(9,990,896)	(10,263,362)

Net change in contract owners’ equity	764,807	1,462,362	(5,023,911)	(8,851,238)	10,603,269	7,948,377	2,973,848	(231,915)
Contract owners’ equity beginning of period	6,998,382	5,536,020	27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355

Contract owners’ equity end of period	$7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

CHANGES IN UNITS:
Beginning units	653,908	494,491	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296

Units purchased	335,216	419,148	54	–	807,066	918,165	28	–
Units redeemed	(298,190)	(259,731)	(333,340)	(390,840)	(578,451)	(553,547)	(583,413)	(828,194)

Ending units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAsR1		VEWrldHAs		VKCorPlus		VKCorPlus2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(445,366)	(197,893)	(637,107)	(434,388)	3,055	–	1,193,567	206,177
Realized gain (loss) on investments	5,498,525	1,464,932	7,290,360	5,151,095	(5,881)	–	(400)	3,563
Change in unrealized gain (loss) on investments	(1,083,256)	5,623,795	817,332	13,522,689	20,028	–	328,513	2,763
Reinvested capital gains	1,932,012	–	2,999,882	–	1,099	–	306,481	85,092

Net increase (decrease) in contract owners’ equity resulting from operations	5,901,915	6,890,834	10,470,467	18,239,396	18,301	–	1,828,161	297,595

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,709	1,531,360	17,406	7,378	45,355	–	46,844,551	7,031,021
Transfers between funds	2,321,399	14,497,498	(4,549,961)	(3,301,557)	1,369,635	–	46,098,453	5,758,142
Redemptions (note 3)	(5,508,611)	(3,238,875)	(7,213,857)	(7,102,853)	(16,757)	–	(2,264,744)	(647,607)
Annuity benefits	(1,644)	(1,295)	(8,175)	(6,897)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,616)	(5,637)	(21,176)	(21,674)	(86)	–	(1,882)	(700)
Contingent deferred sales charges (note 2)	(9,717)	(7,128)	(14,404)	(11,498)	–	–	(35,165)	(8,692)
Adjustments to maintain reserves	(226)	332	2,845	3,160	(24)	–	(5,007)	(975)

Net equity transactions	(1,143,706)	12,776,255	(11,787,322)	(10,433,941)	1,398,123	–	90,636,206	12,131,189

Net change in contract owners’ equity	4,758,209	19,667,089	(1,316,855)	7,805,455	1,416,424	–	92,464,367	12,428,784
Contract owners’ equity beginning of period	28,971,878	9,304,789	50,038,192	42,232,737	–	–	20,680,370	8,251,586

Contract owners’ equity end of period	$33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

CHANGES IN UNITS:
Beginning units	1,551,985	746,021	1,699,058	2,157,026	–	–	1,959,026	797,097

Units purchased	1,192,380	1,653,937	1,196	–	171,065	–	9,356,263	1,335,234
Units redeemed	(1,274,146)	(847,973)	(359,270)	(457,968)	(34,971)	–	(742,688)	(173,305)

Ending units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKEmMkt2		VKUSRealEst		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$771,102	873,890	171,857	169,669	(492,343)	(224,950)	(515,975)	(213,936)
Realized gain (loss) on investments	168,220	211,783	(15,020)	(15,386)	19,553,508	18,249,203	5,011,279	1,910,125
Change in unrealized gain (loss) on investments	(267,286)	58,642	4,511	70,779	29,064,115	2,788,992	17,752,662	5,239,548
Reinvested capital gains	198,048	224,689	45,299	45,227	12,898,400	4,922,427	5,982,846	1,532,785

Net increase (decrease) in contract owners’ equity resulting from operations	870,084	1,369,004	206,647	270,289	61,023,680	25,735,672	28,230,812	8,468,522

Equity transactions:
Purchase payments received from contract owners (note 3)	89	–	–	–	7,009,648	6,437,876	24,243,217	22,439,002
Transfers between funds	(1,271,160)	(1,342,236)	(212,492)	(866,086)	(12,693)	(589,719)	931,702	(3,177,939)
Redemptions (note 3)	(2,709,903)	(2,947,737)	(172,118)	(162,837)	(33,197,542)	(35,486,597)	(5,359,922)	(3,636,463)
Annuity benefits	–	(9,826)	–	–	(9,881)	(30,115)	(5,605)	(845)
Annual contract maintenance charges (note 2)	(5,696)	(7,531)	(342)	(437)	(75,427)	(75,127)	(10,423)	(6,826)
Contingent deferred sales charges (note 2)	(4,951)	(11,048)	(2,809)	(4,405)	(84,899)	(107,279)	(102,988)	(88,753)
Adjustments to maintain reserves	16	2,118	(366)	(109)	6,282	72,132	(2,189)	(1,159)

Net equity transactions	(3,991,605)	(4,316,260)	(388,127)	(1,033,874)	(26,364,512)	(29,778,829)	19,693,792	15,527,017

Net change in contract owners’ equity	(3,121,521)	(2,947,256)	(181,480)	(763,585)	34,659,168	(4,043,157)	47,924,604	23,995,539
Contract owners’ equity beginning of period	12,534,982	15,482,238	2,577,975	3,341,560	183,682,293	187,725,450	68,802,572	44,807,033

Contract owners’ equity end of period	$9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

CHANGES IN UNITS:
Beginning units	725,492	992,232	171,015	246,266	4,368,496	5,160,818	3,310,194	2,479,086

Units purchased	5	–	878	813	829,233	1,104,200	2,036,989	1,900,386
Units redeemed	(227,339)	(266,740)	(26,357)	(76,064)	(1,387,028)	(1,896,522)	(1,201,722)	(1,069,278)

Ending units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		WFDisc		WFLrgCoGro		WFMnMrkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,916)	(9,056)	(933,893)	(961,411)	(2,756)	(1,469)	2,359	723
Realized gain (loss) on investments	25,142	3,561	3,595,515	1,565,298	194	(85)	–	–
Change in unrealized gain (loss) on investments	70,173	57,946	5,897,547	(3,114,203)	2,873	10,014	–	–
Reinvested capital gains	24,629	–	–	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	110,028	52,451	8,559,169	4,395,172	311	8,460	2,359	723

Equity transactions:
Purchase payments received from contract owners (note 3)	123,893	294,765	1,176,127	1,199,076	1,400	73,423	15,051,627	10,328,758
Transfers between funds	(40,527)	61,584	(940,787)	(2,420,398)	–	33,583	(13,968,889)	(8,472,986)
Redemptions (note 3)	(81,832)	(48,144)	(10,351,662)	(12,056,562)	(2,248)	(714)	(1,079,077)	(1,845,926)
Annuity benefits	–	–	(14,023)	(14,389)	–	–	–	–
Annual contract maintenance charges (note 2)	(199)	(151)	(35,066)	(39,572)	(42)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,263)	(3,444)	(17,066)	(29,605)	(45)	–	–	–
Adjustments to maintain reserves	(98)	(13)	(392,909)	6,689	(26)	(2)	337	129

Net equity transactions	(26)	304,597	(10,575,386)	(13,354,761)	(961)	106,286	3,998	9,975

Net change in contract owners’ equity	110,002	357,048	(2,016,217)	(8,959,589)	(650)	114,746	6,357	10,698
Contract owners’ equity beginning of period	859,735	502,687	70,754,053	79,713,642	137,863	23,117	10,698	–

Contract owners’ equity end of period	$969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

CHANGES IN UNITS:
Beginning units	64,852	40,476	2,486,339	3,008,430	13,234	2,297	1,058	–

Units purchased	9,226	28,988	148,193	172,979	135	11,009	1,683,830	1,081,962
Units redeemed	(8,757)	(4,612)	(495,902)	(695,070)	(226)	(72)	(1,683,253)	(1,080,904)

Ending units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFOpp		WFTotRetBd
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(4,650,382)	(5,234,477)	691	37
Realized gain (loss) on investments	3,746,830	(9,259,002)	(2)	–
Change in unrealized gain (loss) on investments	(1,783,769)	37,584,286	(124)	130
Reinvested capital gains	37,907,571	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,220,250	23,090,807	565	167

Equity transactions:
Purchase payments received from contract owners (note 3)	7,927,891	9,940,417	–	–
Transfers between funds	(20,188,624)	(21,710,516)	–	21,250
Redemptions (note 3)	(61,448,279)	(71,270,473)	–	–
Annuity benefits	(56,229)	(78,638)	–	–
Annual contract maintenance charges (note 2)	(164,013)	(196,177)	–	–
Contingent deferred sales charges (note 2)	(132,291)	(213,228)	–	–
Adjustments to maintain reserves	377,238	3,613	(3)	2

Net equity transactions	(73,684,307)	(83,525,002)	(3)	21,252

Net change in contract owners’ equity	(38,464,057)	(60,434,195)	562	21,419
Contract owners’ equity beginning of period	373,720,329	434,154,524	21,419	–

Contract owners’ equity end of period	$335,256,272	373,720,329	21,981	21,419

CHANGES IN UNITS:
Beginning units	8,710,393	10,844,850	2,116	–

Units purchased	239,865	328,146	–	2,116
Units redeemed	(1,944,589)	(2,462,603)	–	–

Ending units	7,005,669	8,710,393	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class II (ACVPInt2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – International Fund – Class IV (ACVPInt4)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the American Funds Insurance Series®;

    American Funds Insurance Series® – Growth Fund – Class 1 (AmerGro)

    American Funds Insurance Series® – High-Income Bond Fund – Class 1 (AmerHiInc)

    American Funds Insurance Series® – U.S. Government/AAA-Rated Securities Fund –

        Class 1 (AmerUSGvt)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class 2 (FidVIPIGBdS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio –

            Service Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust;

    Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Income Securities Fund – Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6)

    Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

    MTB Large Cap Growth Fund II (MTBLgCapGr2)

    MTB Large Cap Value Fund II (MTBLgCapV2)

    MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2)

    MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2)

    MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolio of the Strong Variable Insurance Funds Inc.;

    Strong Variable Insurance Funds Inc. – Strong International Stock Fund II (StIntStk2)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class II (VKEmMkt2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class II (VKUSRealEst2)

Portfolio of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Asset Allocation Fund (WFAsAlloc)*

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Discovery FundSM (WFDisc)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Money Market Fund (WFMnMrkt)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Small Cap Growth Fund (WFSmCapGr)*

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd)

*At December 31, 2006, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account –II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):

Fee assessed to assets of the
variable account and to
allocations made to the fixed
account or guaranteed term
options in exchange for application
of Extra Value Credit of purchase
payments made during the first
12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.20%	4.00%	4.15%	3.70%	3.00%	3.80%	3.55%	2.20%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$265,429	–	14	5	–	–	–	–
0.95%	325,973	1,303	1,375	1,142	1,891	1,451	1,695	994
1.05%	240,962	944	2,025	594	1,101	2,842	2,449	1,500
1.10%	211,712	4,302	555	142	–	–	580	235
1.15%	10,601,021	80,387	21,269	38,766	–	–	30,903	9,992
1.20%	125,117	1,738	44	14	–	–	1,082	145
1.25%	3,029,760	32,546	5,708	12,547	–	–	25,616	4,900
1.30%	75,976,687	1,967	565	3,048	–	–	2,290	408
1.35%	2,781,158	18,607	1,109	5,866	–	223	17	–
1.40%	39,745,339	12,024	5,174	4,143	–	120	10,167	748
1.45%	3,859,010	26,152	7,040	16,097	219	791	25,983	4,182
1.50%	2,950,076	45,484	10,773	12,098	–	–	23,513	5,872
1.55%	10,939,185	111,659	31,219	44,333	–	–	54,933	28,493
1.60%	1,148,244	12,798	2,195	2,625	–	–	7,475	4,254
1.65%	8,168,210	53,858	7,715	21,891	–	–	20,122	3,218
1.70%	1,582,598	31,548	8,515	6,067	–	–	17,524	11,695
1.75%	14,352,742	65,470	22,556	23,370	–	–	18,498	2,901
1.80%	5,743,448	79,555	13,684	17,201	–	43	39,138	29,592
1.85%	3,037,862	28,830	11,231	10,611	–	–	11,273	5,743
1.90%	2,129,922	10,926	6,339	1,648	–	–	9,704	1,088
1.95%	3,779,221	12,894	3,953	7,928	–	–	5,426	6,708
2.00%	7,425,595	27,209	10,555	7,578	–	–	3,779	1,549
2.05%	4,099,916	58,289	8,580	15,252	–	–	14,126	9,376
2.10%	2,720,220	14,701	3,789	3,772	–	–	4,662	826
2.15%	5,357,106	19,791	5,234	13,384	–	–	3,052	775
2.20%	1,986,606	4,323	654	3,417	–	–	1,551	104
2.25%	3,877,396	19,648	8,376	2,734	–	–	2,317	537
2.30%	1,333,304	10,657	2,285	4,731	–	–	4,249	–
2.35%	9,953,539	7,829	4,441	5,013	–	–	78	–
2.40%	907,292	2,763	1,676	1,496	–	–	1,024	275
2.45%	1,075,982	1,933	989	5,304	–	–	–	–
2.50%	582,409	3,335	2,546	1,954	–	–	183	–
2.55%	1,650,329	1,621	635	3,666	–	–	1,590	–
2.60%	786,917	2,913	1,611	299	–	–	801	–
2.65%	200,585	658	–	80	–	–	–	–
2.70%	601,991	450	161	3,877	–	–	–	–
2.75%	150,220	71	83	8,190	–	–	–	–
2.80%	153,912	522	575	130	–	–	199	–
2.85%	24,503	–	118	–	–	–	–	–
2.90%	166,792	–	–	–	–	–	392	–
2.95%	27,094	318	321	344	–	–	–	–
3.00%	59,687	–	–	161	–	–	–	–
3.05%	21,455	–	–	–	–	–	–	–
3.10%	44,947	–	–	–	–	–	–	–
3.15%	12,427	–	–	–	–	–	–	–
3.25%	12,215	–	–	–	–	–	–	–

Totals	$234,226,115	810,023	215,687	311,518	3,211	5,470	346,391	136,110

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$2,868	1,854	711	–	274	2,164	–	800
0.95%	–	–	–	8,051	11,290	–	122	–
1.05%	–	–	–	5,732	6,428	–	–	–
1.10%	–	–	–	178	1,691	–	182	–
1.15%	–	–	–	26,608	106,013	–	8,803	–
1.20%	–	–	–	387	1,351	–	307	–
1.25%	–	–	–	15,985	47,746	–	4,975	–
1.30%	715,965	1,353,633	366,874	–	123,159	490,244	115	304,063
1.35%	–	–	–	418	27,778	–	–	–
1.40%	438,520	354,668	168,766	3,591	101,979	389,355	591	102,943
1.45%	–	–	–	10,722	69,878	–	4,799	–
1.50%	–	–	–	6,217	34,830	–	5,407	–
1.55%	–	–	–	44,118	180,066	–	4,051	–
1.60%	–	–	–	1,957	12,291	–	2,647	–
1.65%	–	–	–	12,467	63,703	–	1,953	–
1.70%	–	–	–	3,820	13,772	–	1,626	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	8,421	92,889	–	735	–
1.80%	–	–	–	22,070	79,710	–	3,391	–
1.85%	–	–	–	8,854	27,892	–	1,688	–
1.90%	–	–	–	4,049	4,688	–	432	–
1.95%	–	–	–	8,190	21,987	–	454	–
2.00%	–	–	–	4,854	35,391	–	–	–
2.05%	–	–	–	2,294	27,793	–	2,511	–
2.10%	–	–	–	11,231	32,494	–	708	–
2.15%	–	–	–	993	16,893	–	524	–
2.20%	–	–	–	1,979	14,697	–	–	–
2.25%	–	–	–	477	11,858	–	–	–
2.30%	–	–	–	375	12,183	–	–	–
2.35%	–	–	–	522	6,476	–	–	–
2.40%	–	–	–	194	661	–	–	–
2.45%	–	–	–	–	2,934	–	–	–
2.50%	–	–	–	219	3,646	–	–	–
2.55%	–	–	–	276	2,356	–	–	–
2.60%	–	–	–	810	545	–	–	–
2.65%	–	–	–	301	165	–	–	–
2.70%	–	–	–	–	2,478	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	35	110	–	–	–
2.85%	–	–	–	95	69	–	–	–
2.90%	–	–	–	–	351	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	186	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,157,353	1,710,155	536,351	216,490	1,200,701	881,763	46,021	407,806

	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	164	–	126	–	5,024	–	–
0.95%	1,443	–	–	–	815	–	3,560	–
1.05%	2,524	–	–	–	2,836	–	6,519	–
1.10%	1,087	–	15	–	506	–	3,346	–
1.15%	25,133	–	18,879	–	17,860	–	172,409	–
1.20%	141	–	–	–	622	–	436	–
1.25%	7,414	–	2,478	–	9,217	–	59,623	–
1.30%	291	7,223	–	48,763	22	1,272,291	1,803	577
1.35%	7,822	–	5,359	–	4,336	–	60,004	–
1.40%	2,444	3,868	3,787	24,369	2,411	677,056	29,781	111
1.45%	9,810	–	7,527	–	10,782	–	82,676	–
1.50%	3,196	–	6,277	–	10,226	–	42,069	–
1.55%	29,254	–	27,887	–	28,535	–	169,826	–
1.60%	3,405	–	1,065	–	6,411	–	13,641	–
1.65%	7,870	–	6,701	–	17,990	–	110,677	–
1.70%	2,164	–	1,020	–	15,089	–	22,048	–
1.75%	9,493	–	18,416	–	17,985	–	91,582	–
1.80%	17,974	–	7,513	–	18,935	–	110,333	–
1.85%	6,523	–	3,343	–	7,732	–	40,753	–
1.90%	2,245	–	709	–	5,039	–	16,517	–
1.95%	6,180	–	2,990	–	8,398	–	22,597	–
2.00%	4,921	–	4,098	–	6,009	–	42,144	–
2.05%	3,769	–	1,574	–	13,743	–	41,434	–
2.10%	768	–	5,374	–	6,023	–	18,518	–
2.15%	496	–	9,303	–	16,545	–	34,863	–
2.20%	155	–	462	–	2,438	–	8,055	–
2.25%	1	–	1,294	–	9,840	–	18,547	–
2.30%	170	–	858	–	2,520	–	10,429	–
2.35%	66	–	3,713	–	4,895	–	22,632	–
2.40%	–	–	1,683	–	908	–	12,070	–
2.45%	102	–	14	–	510	–	9,664	–
2.50%	–	–	135	–	4,947	–	6,655	–
2.55%	–	–	82	–	1,841	–	1,147	–
2.60%	–	–	1,880	–	201	–	1,314	–
2.65%	540	–	–	–	273	–	691	–
2.70%	88	–	1,570	–	394	–	3,398	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	–	–	–	–	155	–	232	–
2.80%	–	–	4	–	524	–	921	–
2.85%	–	–	–	–	184	–	–	–
2.90%	–	–	88	–	72	–	–	–
2.95%	–	–	–	–	–	–	86	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$157,489	11,255	146,098	73,258	257,769	1,954,371	1,293,000	688

	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	253	579	3,513
0.95%	–	–	–	–	72,070	–	–	–
1.05%	–	–	–	–	51,868	–	–	–
1.10%	237	–	–	–	–	–	–	–
1.15%	3,731	–	–	–	–	–	–	–
1.20%	–	–	–	–	–	–	–	–
1.25%	198	–	–	–	–	–	–	–
1.30%	–	260,120	20,296	26,507	–	40,708	282,285	762,695
1.35%	1,849	–	–	–	2,289	–	–	–
1.40%	495	–	–	–	911	22,830	292,784	453,139
1.45%	1,416	–	–	–	3,536	–	–	–
1.50%	1,439	–	–	–	–	–	–	–
1.55%	3,918	–	–	–	1,956	–	–	–
1.60%	494	–	–	–	–	–	–	–
1.65%	3,492	–	–	–	–	–	–	–
1.70%	191	–	–	–	–	–	–	–
1.75%	4,514	–	–	–	–	–	–	–
1.80%	546	–	–	–	–	–	–	–
1.85%	2,052	–	–	–	113	–	–	–
1.90%	15	–	–	–	98	–	–	–
1.95%	1,081	–	–	–	–	–	–	–
2.00%	2,293	–	–	–	–	–	–	–
2.05%	3,532	–	–	–	–	–	–	–
2.10%	509	–	–	–	–	–	–	–
2.15%	6,861	–	–	–	–	–	–	–
2.20%	378	–	–	–	–	–	–	–
2.25%	351	–	–	–	–	–	–	–
2.30%	581	–	–	–	–	–	–	–
2.35%	503	–	–	–	–	–	–	–
2.40%	1,168	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	215	–	–	–	–	–	–	–
2.55%	105	–	–	–	–	–	–	–
2.60%	102	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	–	–	–
2.70%	324	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	137	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	659	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$43,427	260,120	20,296	26,507	132,841	63,791	575,648	1,219,347

	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
0.80%	$763	3,294	14,087	–	2,081	–	–	1,543
0.95%	6,432	–	–	28,905	–	3,302	1,582	–
1.05%	4,058	–	–	13,983	–	2,637	361	–
1.10%	510	–	–	4,282	–	982	126	–
1.15%	77,665	–	–	274,022	–	51,179	13,193	–
1.20%	963	–	–	3,693	–	125	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
1.25%	24,503	–	–	77,752	–	16,192	2,724	–
1.30%	218,938	848,004	4,533,532	2,807	438,720	1,395	–	277,552
1.35%	19,925	–	–	46,215	–	5,835	104	–
1.40%	114,241	304,073	2,937,498	21,153	231,243	6,074	2,394	176,263
1.45%	30,552	–	–	86,946	–	22,179	4,540	–
1.50%	12,106	–	–	77,583	–	21,598	2,479	–
1.55%	76,994	–	–	220,106	–	62,529	16,735	–
1.60%	6,919	–	–	32,571	–	2,734	1,344	–
1.65%	26,593	–	–	124,421	–	33,574	2,182	–
1.70%	7,778	–	–	19,334	–	6,475	2,578	–
1.75%	27,223	–	–	110,898	–	24,960	3,471	–
1.80%	53,669	–	–	81,188	–	25,495	5,548	–
1.85%	13,705	–	–	50,657	–	13,743	1,531	–
1.90%	2,897	–	–	15,917	–	5,188	532	–
1.95%	9,416	–	–	30,232	–	9,946	2,560	–
2.00%	10,921	–	–	51,279	–	10,887	115	–
2.05%	5,955	–	–	62,016	–	9,335	2,323	–
2.10%	8,529	–	–	18,157	–	6,192	202	–
2.15%	3,139	–	–	23,266	–	6,852	–	–
2.20%	3,136	–	–	9,943	–	4,060	–	–
2.25%	520	–	–	24,238	–	5,728	4,874	–
2.30%	3,221	–	–	6,400	–	4,024	–	–
2.35%	1,107	–	–	14,965	–	2,206	–	–
2.40%	1,592	–	–	6,431	–	1,594	271	–
2.45%	55	–	–	1,790	–	611	–	–
2.50%	189	–	–	8,503	–	1,360	–	–
2.55%	–	–	–	1,632	–	–	–	–
2.60%	–	–	–	4,571	–	453	–	–
2.65%	–	–	–	480	–	146	–	–
2.70%	–	–	–	1,901	–	3,651	–	–
2.75%	–	–	–	130	–	–	–	–
2.80%	2	–	–	155	–	1,054	–	–
2.85%	–	–	–	–	–	111	–	–
2.90%	–	–	–	383	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	91	–	141	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$774,216	1,155,371	7,485,117	1,558,996	672,044	374,547	71,769	455,358

	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
0.80%	$–	–	–	86	–	12,320	–	11,036
0.95%	61	317	–	–	3,539	–	–	–
1.05%	–	96	–	–	919	–	–	–
1.10%	–	195	–	–	741	–	5,578	–
1.15%	2,790	8,683	640	–	108,424	–	324,935	–
1.20%	–	452	–	–	1,927	–	4,688	–
1.25%	2,318	2,913	20	–	44,701	–	108,251	–
1.30%	–	–	670	141,657	–	7,999,943	3,610	7,793,462
1.35%	–	–	192	–	30,519	–	73,196	–
1.40%	873	657	185	105,301	7,704	4,434,389	30,965	2,569,951
1.45%	2,422	1,611	513	–	44,196	–	137,396	–
1.50%	1,916	2,383	10	–	31,551	–	79,257	–
1.55%	8,816	5,317	1,071	–	114,213	–	314,232	–
1.60%	2,313	1,210	37	–	12,891	–	38,124	–
1.65%	2,459	5,636	258	–	57,655	–	197,293	–
1.70%	2,321	1,154	11	–	22,608	–	32,314	–
1.75%	261	946	846	–	54,628	–	156,973	–
1.80%	1,804	2,369	16,191	–	84,532	–	167,417	–
1.85%	456	1,707	169	–	23,594	–	85,301	–
1.90%	1,467	1,493	–	–	10,746	–	21,697	–
1.95%	2,360	1,216	–	–	19,702	–	41,623	–
2.00%	189	667	790	–	26,928	–	79,238	–
2.05%	1,083	3,960	–	–	21,993	–	90,845	–
2.10%	184	607	70	–	10,820	–	43,925	–
2.15%	1,817	167	–	–	20,762	–	53,945	–
2.20%	66	1,566	8	–	8,804	–	36,221	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
2.25%	1,027	1,856	53	–	9,787	–	30,397	–
2.30%	38	68	15	–	6,763	–	15,416	–
2.35%	41	234	–	–	5,992	–	39,969	–
2.40%	87	–	–	–	1,262	–	7,758	–
2.45%	–	–	–	–	325	–	10,527	–
2.50%	–	–	–	–	2,947	–	6,911	–
2.55%	206	449	–	–	250	–	4,580	–
2.60%	–	78	–	–	1,150	–	1,594	–
2.65%	–	–	–	–	39	–	176	–
2.70%	–	–	–	–	1,683	–	710	–
2.75%	26	–	–	–	–	–	108	–
2.80%	–	54	–	–	374	–	560	–
2.85%	–	–	–	–	124	–	183	–
2.90%	–	–	–	–	–	–	763	–
2.95%	–	–	–	–	51	–	305	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	347	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$37,401	48,408	21,749	247,044	794,844	12,446,652	2,246,981	10,374,449

	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$–	2,817	585	1,359	–	–	1,933	14,468
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	2,540	–	–	–	1,281	1,367	–	–
1.15%	102,616	–	–	–	30,944	111,682	–	–
1.20%	283	–	–	–	38	243	–	–
1.25%	32,345	–	–	–	11,947	23,097	–	–
1.30%	512	1,177,010	1,610,129	688,279	–	1,502	3,118,143	6,197,622
1.35%	11,962	–	–	–	–	21,357	–	–
1.40%	14,951	932,616	495,343	221,806	1,618	15,788	939,473	3,657,537
1.45%	53,549	–	–	–	5,299	51,673	–	–
1.50%	25,225	–	–	–	8,199	41,939	–	–
1.55%	106,340	–	–	–	12,154	89,003	–	–
1.60%	7,691	–	–	–	4,992	12,132	–	–
1.65%	71,901	–	–	–	9,869	40,275	–	–
1.70%	16,899	–	–	–	6,443	31,946	–	–
1.75%	50,897	–	–	–	3,503	44,818	–	–
1.80%	56,037	–	–	–	11,620	58,265	–	–
1.85%	30,725	–	–	–	6,040	22,906	–	–
1.90%	11,997	–	–	–	2,430	10,137	–	–
1.95%	13,366	–	–	–	1,289	18,731	–	–
2.00%	20,236	–	–	–	974	17,481	–	–
2.05%	81,935	–	–	–	1,198	6,082	–	–
2.10%	15,747	–	–	–	635	9,764	–	–
2.15%	18,681	–	–	–	952	11,119	–	–
2.20%	3,048	–	–	–	–	2,419	–	–
2.25%	10,665	–	–	–	39	1,778	–	–
2.30%	5,193	–	–	–	203	6,057	–	–
2.35%	12,838	–	–	–	–	818	–	–
2.40%	6,825	–	–	–	–	46	–	–
2.45%	1,496	–	–	–	–	364	–	–
2.50%	3,075	–	–	–	–	851	–	–
2.55%	15,782	–	–	–	–	11	–	–
2.60%	919	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	750	–	–
2.70%	298	–	–	–	–	454	–	–
2.75%	144	–	–	–	–	82	–	–
2.80%	170	–	–	–	–	–	–	–
2.85%	301	–	–	–	–	–	–	–
2.90%	571	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	320	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$808,121	2,112,443	2,106,057	911,444	121,667	654,937	4,059,549	9,869,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	311	–	689	322	–	1,782	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	9,140	–	4,112	–	–	7,061	–	329
1.15%	549,667	–	227,722	–	–	303,678	–	48,526
1.20%	5,272	–	1,498	–	–	2,495	–	–
1.25%	188,834	–	60,092	–	–	95,912	–	14,897
1.30%	7,117	143,640	885	253,708	29,897	4,825	139,876	199
1.35%	221,047	–	66,917	–	–	100,440	–	12,917
1.40%	74,198	81,655	34,080	176,852	14,083	44,724	59,944	3,647
1.45%	250,426	–	73,318	–	–	112,926	–	11,049
1.50%	164,913	–	45,358	–	–	131,234	–	15,908
1.55%	555,786	–	204,465	–	–	328,925	–	63,476
1.60%	58,336	–	22,012	–	–	41,112	–	6,274
1.65%	274,655	–	74,120	–	–	161,286	–	41,222
1.70%	87,138	–	14,771	–	–	55,685	–	5,570
1.75%	374,178	–	253,605	–	–	243,349	–	21,438
1.80%	337,053	–	82,829	–	–	225,977	–	21,149
1.85%	160,567	–	27,605	–	–	95,318	–	17,831
1.90%	54,042	–	9,822	–	–	41,573	–	6,005
1.95%	109,825	–	43,018	–	–	73,162	–	13,861
2.00%	149,010	–	146,264	–	–	102,698	–	8,858
2.05%	173,773	–	26,313	–	–	192,349	–	15,804
2.10%	159,730	–	41,347	–	–	113,692	–	7,945
2.15%	116,887	–	90,490	–	–	78,544	–	14,784
2.20%	95,670	–	27,810	–	–	64,811	–	3,071
2.25%	71,614	–	9,894	–	–	53,557	–	10,821
2.30%	62,306	–	13,549	–	–	33,356	–	872
2.35%	79,183	–	255,273	–	–	52,637	–	9,846
2.40%	26,405	–	20,942	–	–	19,324	–	1,266
2.45%	15,577	–	6,615	–	–	20,068	–	1,822
2.50%	21,407	–	5,336	–	–	13,123	–	1,769
2.55%	14,716	–	25,391	–	–	13,926	–	1,777
2.60%	5,756	–	15,974	–	–	2,043	–	4,838
2.65%	1,913	–	1,428	–	–	1,456	–	797
2.70%	14,092	–	6,426	–	–	4,201	–	117
2.75%	6,268	–	3,004	–	–	12,347	–	–
2.80%	2,538	–	1,198	–	–	1,570	–	451
2.85%	110	–	336	–	–	–	–	–
2.90%	866	–	2,173	–	–	214	–	–
2.95%	368	–	–	–	–	276	–	203
3.00%	484	–	–	–	–	85	–	53
3.05%	–	–	108	–	–	–	–	–
3.10%	53	–	425	–	–	61	–	61
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	50	–	–	–	–	–

Totals	$4,500,920	225,606	1,946,575	431,249	44,302	2,850,020	201,602	389,453

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
0.80%	$88	–	–	–	–	47	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,499	–	1	–	1	–	95	–
1.15%	62,052	–	5,861	–	12,240	–	14,487	–
1.20%	1	–	–	–	–	–	–	–
1.25%	10,495	–	143	–	4,339	–	16	–
1.30%	35,418	3,663	–	3,689	–	2,215	–	–
1.35%	19,753	–	1,711	–	6,120	–	3,300	–
1.40%	23,610	5,460	1,307	1,065	2,285	58	219	–
1.45%	24,345	–	5,884	–	8,800	–	1,739	–
1.50%	8,356	–	6,728	–	391	–	228	–
1.55%	96,805	–	17,148	–	33,212	–	9,670	36
1.60%	4,250	–	5,103	–	580	–	–	–
1.65%	23,057	–	3,309	–	8,958	–	2,566	–
1.70%	3,917	–	734	–	360	–	2,369	–
1.75%	31,183	–	50,561	–	177,989	–	47,609	–
1.80%	38,513	–	7,807	–	733	–	350	–
1.85%	10,721	–	1,791	–	5,842	–	597	93
1.90%	7,451	–	465	–	713	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
1.95%	20,829	–	9,586	–	42,580	–	4,135	–
2.00%	21,778	–	32,942	–	36,153	–	2,298	–
2.05%	6,229	–	682	–	5,195	–	2,716	465
2.10%	33,393	–	1,906	–	6,415	–	7,427	–
2.15%	8,800	–	109,151	–	85,267	–	29,421	775
2.20%	8,970	–	8,745	–	4,381	–	–	–
2.25%	374	–	5,515	–	647	–	11,965	45
2.30%	3,456	–	165	–	2,899	–	13,814	11
2.35%	1,358	–	130,254	–	56,697	–	20,595	363
2.40%	1,664	–	562	–	11,783	–	1,176	–
2.45%	5,938	–	9,184	–	147	–	5,217	–
2.50%	705	–	62	–	625	–	747	–
2.55%	2,442	–	4,960	–	5,842	–	6,809	–
2.60%	–	–	2,107	–	1,260	–	38	–
2.65%	2,925	–	–	–	359	–	–	–
2.70%	11,787	–	2,063	–	–	–	738	–
2.75%	5,070	–	–	–	–	–	–	–
2.80%	1,920	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	3,993	–	629	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$539,152	9,123	426,437	4,754	526,806	2,320	190,970	1,788

	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	3	–	120	4	–	107	–
0.95%	–	–	3,199	4,014	–	352	2,556	–
1.05%	–	–	2,428	4,760	–	37	2,167	–
1.10%	–	693	7,288	2,282	456	519	5,155	435
1.15%	–	11,748	233,334	109,244	34,253	23,134	120,756	24,562
1.20%	–	137	4,841	952	131	645	1,460	–
1.25%	–	3,440	79,770	33,927	3,753	14,490	26,169	4,127
1.30%	–	20,968	5,439	23,060	5,401	207	6,374	8,353
1.35%	–	7,464	69,595	32,824	15,563	–	38,524	10,891
1.40%	–	28,872	25,881	34,094	5,443	4,971	24,386	11,209
1.45%	–	5,587	86,836	47,294	11,638	8,829	51,480	23,811
1.50%	–	5,499	106,955	40,780	11,230	8,371	57,438	4,342
1.55%	16	22,869	272,980	138,932	43,401	25,355	130,497	21,294
1.60%	–	3,937	31,342	18,423	2,810	13,649	23,244	909
1.65%	8	9,315	154,703	61,726	10,387	9,241	49,620	8,573
1.70%	–	599	36,452	21,777	3,297	7,393	18,049	1,165
1.75%	9	12,974	184,802	74,257	25,733	5,698	173,125	16,187
1.80%	–	44,845	138,122	64,338	20,935	15,870	63,985	8,725
1.85%	87	3,285	75,974	26,655	6,293	4,033	24,491	9,138
1.90%	–	141	29,637	8,116	1,311	4,826	8,272	290
1.95%	–	2,675	51,789	14,201	23,252	3,048	41,135	2,564
2.00%	–	8,995	81,424	29,098	10,026	1,926	79,275	7,958
2.05%	–	790	147,608	16,719	3,576	3,862	22,312	1,574
2.10%	–	13,063	67,259	11,802	16,552	3,001	29,082	11,456
2.15%	–	1,995	57,625	5,453	7,702	1,121	55,586	650
2.20%	–	13,176	50,964	17,462	6,238	217	17,834	7,533
2.25%	–	67	45,001	637	893	623	10,288	94
2.30%	16	3,072	31,532	5,772	3,835	–	15,174	2,279
2.35%	–	1,167	51,980	142	268	–	105,629	206
2.40%	–	195	9,611	464	332	–	11,334	–
2.45%	–	218	12,376	3,862	990	–	3,865	185
2.50%	–	–	17,728	51	1,349	–	977	–
2.55%	–	606	7,975	940	444	–	10,340	–
2.60%	–	133	12,561	–	–	–	6,098	–
2.65%	–	98	2,322	1,682	519	–	1,065	543
2.70%	–	61	3,993	2,629	2,384	–	3,196	–
2.75%	–	798	6,308	1,046	1,276	–	1,293	–
2.80%	–	7	1,298	1,275	808	–	161	–
2.85%	–	–	1,160	–	–	–	–	–
2.90%	–	–	182	–	–	–	1,302	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
2.95%	–	–	555	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	130	–
3.10%	–	–	–	–	–	–	514	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	17	–

Totals	$136	229,492	2,210,972	860,810	282,483	161,418	1,244,462	189,053

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
0.80%	$1	–	25	225	–	1,312	–	48
0.95%	13	–	143	55	1,354	–	7,247	–
1.05%	424	33	63	138	95	–	4,322	–
1.10%	7,404	165	18	616	–	–	3,300	–
1.15%	93,333	9,532	9,667	18,836	7,018	–	133,025	–
1.20%	–	–	19	87	–	–	670	–
1.25%	3,698	3,613	2,833	4,279	2,190	–	19,280	–
1.30%	13,219	7,249	11,151	18,521	–	232,173	1,043	10,284
1.35%	13,663	1,976	4,306	10,092	–	–	26,619	–
1.40%	22,771	9,586	7,868	15,790	787	129,693	24,225	5,231
1.45%	3,522	1,675	2,066	4,467	1,198	–	71,837	–
1.50%	21,383	1,457	2,006	5,112	1,797	–	39,858	–
1.55%	76,426	10,968	6,230	19,489	11,631	–	146,589	–
1.60%	5,037	912	2,738	1,698	411	–	11,719	–
1.65%	6,866	7,681	2,605	6,379	1,675	–	35,174	–
1.70%	1,395	195	3,698	1,832	1,143	–	14,107	–
1.75%	114,153	8,523	10,417	47,094	409	–	170,962	–
1.80%	10,318	3,183	3,692	6,573	4,402	–	52,136	–
1.85%	2,874	278	710	1,931	2,035	–	37,928	–
1.90%	875	–	156	507	1,754	–	11,107	–
1.95%	24,059	562	5,376	7,029	644	–	41,602	–
2.00%	47,313	2,728	3,090	15,558	–	–	83,380	–
2.05%	858	354	2,266	1,242	2,457	–	21,545	–
2.10%	11,554	431	1,350	5,275	1,004	–	23,502	–
2.15%	14,606	917	1,094	11,445	154	–	60,335	–
2.20%	4,401	–	–	2,520	59	–	14,160	–
2.25%	853	–	63	1,427	–	–	3,684	–
2.30%	2,008	–	2,918	1,968	68	–	9,329	–
2.35%	17,028	52	4,034	8,833	–	–	127,333	–
2.40%	12,858	240	–	2,270	–	–	11,720	–
2.45%	580	346	3,631	633	–	–	5,878	–
2.50%	758	–	468	98	–	–	998	–
2.55%	3,199	39	–	750	–	–	30,264	–
2.60%	778	–	–	442	–	–	7,495	–
2.65%	–	–	–	12	–	–	1,016	–
2.70%	403	35	–	324	–	–	3,683	–
2.75%	–	–	–	200	–	–	1,598	–
2.80%	–	–	–	218	–	–	227	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	179	–	–	1,469	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	30	–	–	130	–
3.10%	–	–	–	109	–	–	512	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	20	–

Totals	$538,631	72,730	94,701	224,283	42,285	363,178	1,261,028	15,563

	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
0.80%	$–	5,417	–	–	–	–	–	363
0.95%	–	–	–	4,121	5,497	–	332	–
1.05%	–	–	–	620	3,827	219	99	–
1.10%	237	–	810	548	144	–	–	–
1.15%	19,002	–	107,440	44,032	58,427	650	4,485	–
1.20%	46	–	231	1,476	1	–	776	–
1.25%	3,654	–	14,483	22,096	15,772	342	3,149	–
1.30%	–	554,493	–	35	3,002	1,227	–	37,433
1.35%	–	–	24,621	11,917	15,372	381	128	–
1.40%	3,042	195,285	13,092	4,594	9,423	259	377	21,816

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
1.45%	3,112	–	32,098	12,973	22,002	179	998	–
1.50%	1,990	–	21,402	14,712	15,862	657	317	–
1.55%	18,336	–	122,584	65,008	50,409	553	3,643	–
1.60%	3,320	–	9,487	5,741	4,421	103	619	–
1.65%	4,056	–	33,640	31,762	27,917	51	1,313	–
1.70%	1,750	–	5,383	9,835	4,160	153	773	–
1.75%	1,821	–	44,267	16,375	18,257	450	360	–
1.80%	9,086	–	72,709	28,567	19,377	479	7,676	–
1.85%	3,883	–	19,876	15,281	12,286	226	157	–
1.90%	2,699	–	6,218	4,670	4,540	–	–	–
1.95%	1,356	–	32,053	3,303	8,735	4,801	151	–
2.00%	967	–	23,168	3,743	11,825	7	37	–
2.05%	1,884	–	11,210	2,793	9,711	384	–	–
2.10%	1,717	–	10,818	4,922	5,508	1,859	137	–
2.15%	1,728	–	10,418	2,589	3,603	1,319	12	–
2.20%	171	–	6,277	1,590	1,721	74	–	–
2.25%	2,137	–	5,953	154	3,761	346	–	–
2.30%	–	–	3,297	80	2,047	257	496	–
2.35%	–	–	604	1,320	695	–	–	–
2.40%	–	–	863	–	–	–	–	–
2.45%	771	–	4,825	–	75	19	–	–
2.50%	–	–	1,382	–	–	469	–	–
2.55%	–	–	5,291	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	1,329	–	–	–	–	–
2.70%	–	–	9,051	–	–	–	–	–
2.75%	–	–	2,577	–	–	–	–	–
2.80%	–	–	1,078	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$86,765	755,195	658,535	314,857	338,377	15,464	26,035	59,612

	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
0.80%	$–	346	–	16	–	188	–	–
0.95%	341	–	1,181	–	73	–	182	57
1.05%	–	–	1,784	–	–	–	315	–
1.10%	72	–	492	–	–	–	226	–
1.15%	4,085	–	26,132	–	3,849	–	12,278	2,166
1.20%	–	–	–	–	–	–	–	–
1.25%	7,434	–	8,256	–	3,908	–	2,612	2,355
1.30%	–	73,401	78	5,586	–	44,529	–	–
1.35%	–	–	8,987	–	–	–	1,498	–
1.40%	263	33,948	1,697	656	356	15,273	758	235
1.45%	1,136	–	13,693	–	823	–	3,752	245
1.50%	1,612	–	6,944	–	979	–	900	62
1.55%	5,478	–	29,063	–	2,083	–	13,605	2,967
1.60%	244	–	3,112	–	645	–	256	–
1.65%	2,409	–	9,009	–	1,390	–	2,497	279
1.70%	2,457	–	1,827	–	792	–	1,292	857
1.75%	798	–	12,195	–	546	–	3,589	92
1.80%	5,435	–	12,712	–	1,162	–	5,622	1,552
1.85%	2,194	–	4,160	–	1,108	–	1,129	1,365
1.90%	485	–	1,650	–	1,371	–	788	1,600
1.95%	320	–	6,252	–	1,049	–	4,781	42
2.00%	–	–	8,438	–	99	–	2,033	–
2.05%	522	–	1,576	–	75	–	1,002	–
2.10%	255	–	6,135	–	165	–	2,677	618
2.15%	8	–	791	–	623	–	1,764	–
2.20%	191	–	2,030	–	–	–	1,416	–
2.25%	–	–	177	–	–	–	–	–
2.30%	–	–	1,090	–	–	–	–	–
2.35%	–	–	141	–	–	–	319	–
2.40%	49	–	480	–	–	–	281	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
2.45%	–	–	153	–	439	–	67	–
2.50%	–	–	42	–	–	–	662	–
2.55%	–	–	50	–	–	–	5,096	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	64	–	–	–	13	–
2.70%	–	–	452	–	–	–	90	–
2.75%	–	–	102	–	–	–	34	–
2.80%	–	–	3	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$35,788	107,695	170,948	6,258	21,535	59,990	71,534	14,492

	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
0.80%	$155	4,159	8,868	132	2,194	4,114	217	5,499
0.95%	–	8,947	–	–	–	329	40	6,560
1.05%	–	5,367	–	–	–	390	75	9,821
1.10%	–	3,409	–	–	–	2,358	376	26,369
1.15%	–	252,374	–	–	–	205,596	188,985	1,404,705
1.20%	–	1,487	–	–	–	3,431	3,372	18,723
1.25%	–	56,018	–	–	–	60,268	42,894	363,819
1.30%	66,848	1,577,605	604,246	–	200,397	162,336	88,057	530,813
1.35%	–	56,436	–	–	–	63,577	33,582	357,152
1.40%	41,715	914,991	249,348	1,513	97,461	112,292	126,990	630,794
1.45%	–	107,024	–	–	–	52,265	94,487	338,771
1.50%	–	58,182	–	–	–	79,884	35,759	324,049
1.55%	–	213,004	–	–	–	185,594	263,682	1,327,167
1.60%	–	12,390	–	–	–	39,731	17,185	154,107
1.65%	–	75,229	–	–	–	818,081	181,235	1,815,963
1.70%	–	20,973	–	–	–	66,167	18,646	233,596
1.75%	–	234,580	–	–	–	990,735	154,528	2,784,590
1.80%	–	79,497	–	–	–	101,764	170,873	657,692
1.85%	–	33,077	–	–	–	236,547	44,089	434,684
1.90%	–	17,232	–	–	–	417,838	62,678	411,916
1.95%	–	45,237	–	–	–	421,934	33,727	673,922
2.00%	–	148,728	–	–	–	678,082	126,808	2,410,365
2.05%	–	33,187	–	–	–	568,862	55,192	752,034
2.10%	–	33,701	–	–	–	271,215	32,436	332,504
2.15%	–	86,635	–	–	–	464,741	40,934	1,143,249
2.20%	–	31,347	–	–	–	127,305	35,796	514,703
2.25%	–	7,387	–	–	–	1,315,667	30,410	781,904
2.30%	–	7,798	–	–	–	282,945	20,212	178,548
2.35%	–	255,016	–	–	–	1,147,945	83,168	3,410,219
2.40%	–	23,571	–	–	–	52,914	3,677	179,198
2.45%	–	6,031	–	–	–	351,371	21,181	203,538
2.50%	–	1,813	–	–	–	53,374	8,163	180,056
2.55%	–	25,825	–	–	–	285,051	8,186	507,521
2.60%	–	16,196	–	–	–	201,104	5,125	193,211
2.65%	–	1,529	–	–	–	68,151	5,084	29,984
2.70%	–	7,027	–	–	–	112,679	3,748	145,325
2.75%	–	3,102	–	–	–	9,162	–	20,021
2.80%	–	850	–	–	–	56,248	–	12,509
2.85%	–	–	–	–	–	4,916	–	10,899
2.90%	–	2,129	–	–	–	31,507	3,825	39,580
2.95%	–	51	–	–	–	10,052	–	6,993
3.00%	–	–	–	–	–	21,000	–	1,974
3.05%	–	102	–	–	–	4,224	–	2,743
3.10%	–	393	–	–	–	9,855	–	13,291
3.15%	–	–	–	–	–	7,110	–	2,791
3.25%	–	51	–	–	–	–	–	10,440

Totals	$108,718	4,469,687	862,462	1,645	300,052	10,160,711	2,045,422	23,594,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
0.80%	$5,367	1,414	41	405	–	4,362	14,469	38,345
0.95%	4,327	715	–	–	3,619	2,620	–	–
1.05%	17,503	1,675	–	–	2,020	375	–	–
1.10%	18,549	1,125	–	–	2,215	1,047	4,020	–
1.15%	1,012,144	525,543	–	–	104,771	117,570	319,189	–
1.20%	37,875	2,107	–	–	965	1,870	24	–
1.25%	250,340	140,493	–	–	18,018	46,065	71,124	–
1.30%	412,616	148,522	27,575	150,280	180	810,685	2,517,667	3,035,876
1.35%	311,857	114,877	–	–	25,190	28,059	68,092	–
1.40%	394,965	201,208	13,228	73,495	14,588	378,850	1,599,890	1,433,229
1.45%	181,325	184,105	–	–	26,727	49,104	176,293	–
1.50%	203,261	125,581	–	–	22,077	21,887	52,736	–
1.55%	879,429	479,816	–	–	95,975	117,611	396,466	–
1.60%	83,333	44,451	–	–	6,097	14,705	32,776	–
1.65%	1,740,830	320,797	–	–	38,344	66,757	110,455	–
1.70%	161,584	45,007	–	–	8,924	16,448	20,474	–
1.75%	3,359,675	523,580	–	–	185,738	39,669	255,793	–
1.80%	447,596	393,005	–	–	29,582	61,632	312,333	–
1.85%	480,965	168,057	–	–	19,933	21,313	71,750	–
1.90%	480,421	133,219	–	–	7,776	4,937	14,143	–
1.95%	906,840	118,843	–	–	39,326	21,401	45,315	–
2.00%	939,455	265,201	–	–	89,864	23,517	141,730	–
2.05%	815,532	135,897	–	–	20,707	46,462	58,101	–
2.10%	550,044	94,981	–	–	22,932	8,899	69,738	–
2.15%	1,269,665	158,039	–	–	84,757	11,358	63,503	–
2.20%	312,062	62,929	–	–	17,278	8,676	51,708	–
2.25%	1,018,173	112,450	–	–	17,118	6,891	15,912	–
2.30%	321,495	29,647	–	–	7,381	6,023	25,958	–
2.35%	1,453,471	183,280	–	–	160,451	6,696	127,389	–
2.40%	184,841	30,461	–	–	17,417	3,666	23,746	–
2.45%	217,744	6,461	–	–	8,946	2,907	13,447	–
2.50%	153,727	17,609	–	–	5,123	690	2,507	–
2.55%	288,456	63,421	–	–	16,172	3,319	34,034	–
2.60%	129,397	16,065	–	–	10,270	6	7,487	–
2.65%	55,606	–	–	–	791	219	2,490	–
2.70%	105,003	53,318	–	–	4,421	3,960	14,704	–
2.75%	25,209	1,919	–	–	2,032	86	5,717	–
2.80%	46,976	6,654	–	–	326	412	3,667	–
2.85%	3,912	277	–	–	–	–	450	–
2.90%	45,860	4,774	–	–	1,705	704	1,017	–
2.95%	5,393	239	–	–	–	271	–	–
3.00%	33,337	1,169	–	–	–	77	–	–
3.05%	12,329	–	–	–	139	–	13	–
3.10%	13,106	–	–	–	563	–	63	–
3.15%	1,809	–	–	–	–	–	–	–
3.25%	1,204	–	–	–	27	–	13	–

Totals	$19,394,608	4,918,931	40,844	224,180	1,140,485	1,961,806	6,746,403	4,507,450

	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.80%	$–	430	354	–	6,999	–	16,774	–
0.95%	–	–	–	–	–	1,778	–	6,361
1.05%	–	–	–	–	–	481	–	2,736
1.10%	2,810	–	–	1,007	–	587	–	2,283
1.15%	131,216	–	–	42,720	–	91,114	–	163,661
1.20%	487	–	–	–	–	272	–	1,030
1.25%	16,351	–	–	9,551	–	41,726	–	63,193
1.30%	230	49,118	127,520	–	1,015,966	–	1,673,197	2,566
1.35%	24,895	–	–	6,271	–	23,632	–	55,804
1.40%	19,410	14,457	54,066	3,802	472,195	6,914	998,902	14,981
1.45%	22,885	–	–	13,953	–	41,277	–	72,645
1.50%	33,089	–	–	5,619	–	14,375	–	43,711
1.55%	110,735	–	–	32,947	–	100,092	–	156,119
1.60%	11,092	–	–	1,663	–	9,273	–	12,678
1.65%	40,333	–	–	13,697	–	26,795	–	52,115
1.70%	10,988	–	–	8,079	–	8,365	–	30,845
1.75%	271,247	–	–	18,500	–	38,957	–	101,837
1.80%	33,051	–	–	13,475	–	35,690	–	90,227
1.85%	20,849	–	–	4,786	–	15,328	–	32,145
1.90%	9,896	–	–	4,234	–	9,493	–	20,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	51,658	–	–	14,955	–	16,941	–	20,737
2.00%	134,179	–	–	4,042	–	14,405	–	59,660
2.05%	16,562	–	–	7,375	–	11,565	–	20,008
2.10%	29,794	–	–	2,594	–	7,372	–	49,652
2.15%	122,531	–	–	2,945	–	5,134	–	29,267
2.20%	24,613	–	–	1,677	–	1,004	–	31,749
2.25%	9,005	–	–	2,572	–	5,108	–	1,405
2.30%	7,768	–	–	1,026	–	4,631	–	13,172
2.35%	299,401	–	–	553	–	429	–	57,413
2.40%	25,490	–	–	–	–	134	–	4,844
2.45%	8,800	–	–	22	–	4,928	–	3,154
2.50%	2,085	–	–	337	–	12	–	404
2.55%	30,285	–	–	–	–	36	–	6,571
2.60%	17,885	–	–	–	–	–	–	3,340
2.65%	1,171	–	–	–	–	21	–	924
2.70%	8,323	–	–	–	–	12	–	1,530
2.75%	3,179	–	–	–	–	–	–	565
2.80%	535	–	–	–	–	–	–	105
2.85%	–	–	–	–	–	–	–	–
2.90%	3,182	–	–	–	–	–	–	598
2.95%	255	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	244	–	–	–	–	–	–	42
3.10%	967	–	–	–	–	–	–	168
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	–	–	–	11

Totals	$1,557,533	64,005	181,940	218,402	1,495,160	537,881	2,688,873	1,230,454

	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
0.80%	$–	311	287	635	103	–	1,280	388
0.95%	–	–	889	5,805	–	8,213	7,257	–
1.05%	–	–	340	4,470	–	4,984	7,078	–
1.10%	213	–	4,329	664	–	95	9	–
1.15%	36,436	–	141,997	70,610	–	23,350	15,098	–
1.20%	–	–	486	–	–	375	153	–
1.25%	9,925	–	30,309	26,645	–	9,895	10,505	–
1.30%	–	66,285	80,693	181,832	34,398	–	246,828	56,782
1.35%	12,401	–	30,933	24,142	–	16	177	–
1.40%	2,233	49,270	53,816	127,792	21,434	2,647	105,047	9,124
1.45%	14,873	–	34,616	56,170	–	8,441	12,102	–
1.50%	15,582	–	106,777	16,261	–	9,244	2,261	–
1.55%	62,969	–	143,799	72,465	–	44,842	25,100	–
1.60%	4,319	–	18,939	8,113	–	3,217	3,294	–
1.65%	18,830	–	63,301	38,159	–	15,306	7,953	–
1.70%	4,732	–	51,211	15,186	–	4,782	10,525	–
1.75%	38,134	–	305,949	51,958	–	19,009	4,568	–
1.80%	26,453	–	65,090	32,515	–	12,385	5,953	–
1.85%	10,700	–	37,135	15,254	–	1,343	1,937	–
1.90%	6,976	–	23,582	5,699	–	336	477	–
1.95%	5,956	–	74,447	7,736	–	4,162	1,663	–
2.00%	5,810	–	145,034	15,668	–	3,067	1,843	–
2.05%	10,627	–	32,584	8,092	–	8,407	5,282	–
2.10%	9,595	–	46,894	7,319	–	600	265	–
2.15%	7,973	–	120,054	4,321	–	1,638	617	–
2.20%	7,953	–	40,028	1,174	–	51	1,840	–
2.25%	4,125	–	18,090	7,986	–	1,424	88	–
2.30%	1,447	–	20,806	97	–	1,261	1,806	–
2.35%	3,914	–	275,112	534	–	489	20	–
2.40%	2,051	–	25,476	–	–	–	55	–
2.45%	6,000	–	12,609	–	–	3,136	219	–
2.50%	6,529	–	6,970	–	–	19	118	–
2.55%	3,985	–	30,725	–	–	187	67	–
2.60%	108	–	15,653	–	–	–	155	–
2.65%	–	–	3,471	–	–	–	–	–
2.70%	145	–	7,280	82	–	–	–	–
2.75%	103	–	8,960	–	–	–	–	–
2.80%	243	–	1,891	–	–	–	154	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	3,850	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
2.95%	256	–	248	–	–	–	–	–
3.00%	–	–	406	–	–	–	–	–
3.05%	–	–	216	–	–	–	–	–
3.10%	–	–	865	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	47	–	–	–	–	–

Totals	$341,596	115,866	2,086,194	807,384	55,935	192,921	481,794	66,294

	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
0.80%	$60	–	2,405	589	845	–	18	–
0.95%	–	5,761	23,063	841	–	588	–	–
1.05%	–	3,457	11,865	349	–	–	–	–
1.10%	–	–	1,860	70	–	1,369	8,529	–
1.15%	–	3,289	45,761	9,124	–	34,408	52,865	3,109
1.20%	–	–	43	–	–	1,393	499	–
1.25%	–	2,045	12,059	4,536	–	15,147	21,708	3,418
1.30%	35,954	–	348,816	99,977	73,878	848	15,847	–
1.35%	–	552	7,788	–	–	4,849	13,636	79
1.40%	23,553	438	119,773	53,477	231,647	3,987	30,813	122
1.45%	–	798	15,999	1,076	–	9,319	30,559	612
1.50%	–	9,531	6,562	1,935	–	42,619	33,903	1,092
1.55%	–	8,060	57,727	8,157	–	50,552	73,874	2
1.60%	–	1,197	3,328	5,493	–	9,204	8,002	2,128
1.65%	–	2,859	12,370	1,477	–	25,096	29,573	1,185
1.70%	–	1,411	7,165	3,623	–	10,870	8,907	589
1.75%	–	2,711	45,878	1,406	–	31,622	61,651	195
1.80%	–	15,709	16,766	5,903	–	31,067	46,234	–
1.85%	–	4,044	6,186	2,358	–	21,789	26,478	–
1.90%	–	83	5,839	–	–	5,701	8,643	777
1.95%	–	374	9,172	979	–	8,344	14,151	119
2.00%	–	383	22,228	843	–	17,494	22,998	–
2.05%	–	635	18,555	1,908	–	23,072	28,393	–
2.10%	–	423	7,997	792	–	12,861	17,824	–
2.15%	–	2,041	19,018	271	–	7,815	15,550	–
2.20%	–	749	5,444	–	–	4,635	9,757	–
2.25%	–	1,367	1,216	–	–	7,014	8,181	–
2.30%	–	217	1,447	–	–	5,779	6,172	–
2.35%	–	163	42,905	–	–	3,864	16,066	241
2.40%	–	249	3,569	–	–	1,576	4,295	–
2.45%	–	–	2,781	290	–	2,210	2,681	–
2.50%	–	22	254	–	–	1,175	1,603	–
2.55%	–	–	12,358	–	–	456	3,231	–
2.60%	–	–	2,639	–	–	174	4,402	–
2.65%	–	–	210	–	–	153	118	–
2.70%	–	–	1,058	–	–	252	3,562	–
2.75%	–	–	441	–	–	164	194	–
2.80%	–	–	68	–	–	52	623	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	397	–	–	–	–	–
2.95%	–	–	–	–	–	197	106	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	31	–	–	–	–	–
3.10%	–	–	110	–	–	–	–	–
3.15%	–	–	–	–	–	174	196	–
3.25%	–	–	12	–	–	–	–	–

Totals	$59,567	68,568	903,163	205,474	306,370	397,889	631,842	13,668

	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
0.80%	$–	–	–	–	1	3,237	768	16
0.95%	–	–	–	–	692	–	–	–
1.05%	–	–	–	–	47	–	–	–
1.10%	–	–	–	–	1,012	–	–	3,346
1.15%	2,242	80	564	19,110	8,868	–	–	83,405
1.20%	–	–	–	–	56	–	–	308
1.25%	4,618	–	81	24,952	3,783	–	–	7,944
1.30%	–	–	–	–	1,015	1,591,156	156,550	4,912
1.35%	774	2,390	221	5,510	4,150	–	–	17,010
1.40%	98	–	–	2,019	1,379	373,099	94,892	21,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
1.45%	611	–	–	129	4,383	–	–	18,341
1.50%	618	–	–	1,199	3,338	–	–	18,708
1.55%	2	–	–	3,445	15,146	–	–	78,926
1.60%	2,343	–	–	19,889	2,205	–	–	7,037
1.65%	843	–	–	5,562	8,061	–	–	20,084
1.70%	1,486	–	–	11,303	1,503	–	–	7,903
1.75%	2,277	787	132	12,797	9,603	–	–	224,770
1.80%	–	–	–	–	3,453	–	–	18,449
1.85%	172	75	–	822	2,243	–	–	13,766
1.90%	140	–	–	783	2,374	–	–	3,773
1.95%	266	–	–	5,509	3,603	–	–	53,160
2.00%	–	–	–	229	4,504	–	–	97,590
2.05%	–	–	–	–	4,978	–	–	13,377
2.10%	–	–	–	–	1,717	–	–	27,765
2.15%	–	–	–	–	1,333	–	–	101,538
2.20%	95	–	–	674	1,780	–	–	17,516
2.25%	–	–	–	–	–	–	–	6,596
2.30%	–	–	–	–	402	–	–	6,458
2.35%	262	–	–	271	–	–	–	197,303
2.40%	–	–	–	–	455	–	–	19,727
2.45%	–	–	–	–	–	–	–	6,785
2.50%	–	–	–	–	186	–	–	1,924
2.55%	–	–	–	–	–	–	–	19,531
2.60%	–	–	–	371	–	–	–	11,631
2.65%	–	–	–	–	–	–	–	721
2.70%	–	–	–	–	–	–	–	5,927
2.75%	–	–	–	–	–	–	–	2,555
2.80%	–	–	–	–	–	–	–	302
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	2,406
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	237
3.10%	–	–	–	–	–	–	–	941
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	34

Totals	$16,847	3,332	998	114,574	92,270	1,967,492	252,210	1,143,822

	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
0.80%	$251	–	5,837	1	176	2,238	–	2,637
0.95%	10,554	990	–	–	8,490	–	10,363	–
1.05%	5,131	1,423	–	–	4,285	–	9,146	–
1.10%	5,539	164	–	3,292	8,317	–	3,313	–
1.15%	141,985	21,262	–	15,165	145,555	–	221,912	–
1.20%	1,626	38	–	–	367	–	1,201	–
1.25%	28,547	10,660	–	2,806	15,077	–	62,790	–
1.30%	540,826	161	1,653,634	2,443	46,657	1,110,417	2,104	1,189,431
1.35%	21,527	–	–	8,404	34,914	–	92,864	–
1.40%	362,226	2,146	1,197,261	3,158	35,810	350,450	20,800	729,649
1.45%	92,818	7,455	–	7,731	38,142	–	97,092	–
1.50%	43,592	3,341	–	2,496	39,143	–	41,540	–
1.55%	142,060	20,498	–	19,852	122,944	–	170,325	–
1.60%	11,447	2,942	–	2,036	10,099	–	15,673	–
1.65%	60,959	11,325	–	6,055	58,970	–	84,169	–
1.70%	22,833	5,944	–	1,478	12,814	–	18,467	–
1.75%	192,138	4,797	–	17,801	355,886	–	101,405	–
1.80%	59,534	12,081	–	8,153	37,386	–	82,061	–
1.85%	43,843	5,726	–	2,459	20,661	–	38,184	–
1.90%	14,257	2,430	–	1,137	7,128	–	9,304	–
1.95%	28,346	3,224	–	9,252	61,770	–	26,208	–
2.00%	114,805	1,451	–	4,468	160,194	–	39,274	–
2.05%	17,845	7,686	–	2,053	27,457	–	13,824	–
2.10%	25,751	915	–	1,476	39,417	–	27,822	–
2.15%	57,777	1,429	–	8,911	144,350	–	11,565	–
2.20%	19,424	2,534	–	626	38,073	–	18,806	–
2.25%	13,634	854	–	579	10,962	–	2,053	–
2.30%	5,156	1,030	–	237	13,442	–	4,924	–
2.35%	196,065	74	–	1,671	343,668	–	2,240	–
2.40%	14,905	116	–	914	37,483	–	1,917	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
2.45%	3,897	173	–	1,513	10,116	–	73	–
2.50%	1,069	212	–	27	5,464	–	1,311	–
2.55%	20,438	–	–	836	34,146	–	–	–
2.60%	12,580	–	–	3	20,899	–	–	–
2.65%	1,551	–	–	299	1,668	–	–	–
2.70%	4,621	–	–	–	9,662	–	21	–
2.75%	2,381	–	–	–	3,730	–	–	–
2.80%	330	63	–	–	808	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	1,288	–	–	–	3,593	–	–	–
2.95%	–	–	–	–	57	–	–	–
3.00%	–	–	–	–	60	–	–	–
3.05%	45	–	–	–	283	–	–	–
3.10%	160	–	–	–	1,116	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	64	–	–	–

Totals	$2,343,818	133,144	2,856,732	137,332	1,971,303	1,463,105	1,232,751	1,921,717

	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
0.80%	$3,932	–	1,295	2,874	–	–	–	597
0.95%	–	1,519	–	–	371	–	3,810	–
1.05%	–	1,201	–	–	240	–	2,696	–
1.10%	–	2,325	–	–	558	–	659	–
1.15%	–	136,013	–	–	50,564	–	69,397	–
1.20%	–	1,865	–	–	1,208	–	1,147	–
1.25%	–	62,874	–	–	50,886	–	29,841	–
1.30%	997,935	1,162	950,163	2,459,134	3,123	3,377	–	265,399
1.35%	–	33,231	–	–	–	–	22,153	–
1.40%	453,305	12,043	711,447	1,564,970	10,585	614	21,843	109,780
1.45%	–	61,414	–	–	21,064	–	95,979	–
1.50%	–	33,944	–	–	11,628	–	13,529	–
1.55%	–	147,927	–	–	52,500	–	108,505	–
1.60%	–	13,017	–	–	3,573	–	6,709	–
1.65%	–	74,831	–	–	24,987	–	31,813	–
1.70%	–	17,819	–	–	6,741	–	10,204	–
1.75%	–	72,536	–	–	13,307	–	39,053	–
1.80%	–	65,669	–	–	31,837	–	65,213	–
1.85%	–	31,336	–	–	10,826	–	14,693	–
1.90%	–	13,622	–	–	6,177	–	6,898	–
1.95%	–	26,436	–	–	2,144	–	3,295	–
2.00%	–	29,064	–	–	1,753	–	23,781	–
2.05%	–	47,769	–	–	5,823	–	11,645	–
2.10%	–	12,645	–	–	6,344	–	12,222	–
2.15%	–	21,224	–	–	1,764	–	2,314	–
2.20%	–	12,962	–	–	–	–	11,524	–
2.25%	–	16,678	–	–	165	–	1,748	–
2.30%	–	4,943	–	–	283	–	511	–
2.35%	–	16,670	–	–	–	–	779	–
2.40%	–	2,976	–	–	–	–	215	–
2.45%	–	3,836	–	–	–	–	592	–
2.50%	–	3,913	–	–	–	–	–	–
2.55%	–	1,166	–	–	–	–	422	–
2.60%	–	2,167	–	–	–	–	–	–
2.65%	–	103	–	–	–	–	373	–
2.70%	–	184	–	–	–	–	1,791	–
2.75%	–	43	–	–	–	–	1,079	–
2.80%	–	4	–	–	–	–	505	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	249	–	–	–	–	–	–
2.95%	–	45	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,455,172	987,425	1,662,905	4,026,978	318,451	3,991	616,938	375,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	8	–	1,210	–	–	–	–
0.95%	2,001	–	1,017	–	2,967	4,321	713	–
1.05%	670	–	1,003	–	2,439	3,690	265	–
1.10%	4,836	–	2,482	–	–	–	592	–
1.15%	183,151	–	77,166	–	–	–	17,893	2,793
1.20%	1,701	–	202	–	–	–	–	–
1.25%	43,875	–	19,169	–	–	–	5,073	1,535
1.30%	703	6,229	90	227,058	–	–	–	–
1.35%	46,189	–	25,549	–	–	–	2,417	–
1.40%	30,990	2,267	7,947	77,480	–	9	436	1,373
1.45%	53,964	–	27,840	–	–	–	4,118	1,509
1.50%	61,492	–	24,655	–	–	–	4,209	2,366
1.55%	201,859	–	93,594	–	–	–	24,219	5,593
1.60%	20,233	–	8,529	–	–	–	1,864	116
1.65%	87,267	–	25,939	–	–	–	19,834	2,057
1.70%	36,598	–	10,075	–	–	–	2,052	1,510
1.75%	333,036	–	87,576	–	–	–	9,068	1,018
1.80%	91,376	–	53,513	–	–	–	9,256	2,319
1.85%	34,641	–	12,160	–	–	–	2,934	651
1.90%	16,013	–	4,152	–	–	–	1,198	125
1.95%	66,254	–	22,516	–	–	–	1,745	–
2.00%	165,138	–	39,535	–	–	–	6,225	183
2.05%	40,231	–	7,373	–	–	–	5,746	670
2.10%	44,803	–	19,464	–	–	–	4,629	93
2.15%	153,184	–	32,207	–	–	–	5,605	–
2.20%	33,383	–	7,318	–	–	–	616	–
2.25%	19,833	–	3,116	–	–	–	4,188	–
2.30%	13,687	–	4,243	–	–	–	613	–
2.35%	314,654	–	68,307	–	–	–	1,210	–
2.40%	29,682	–	6,355	–	–	–	646	440
2.45%	11,472	–	2,454	–	–	–	341	–
2.50%	5,144	–	835	–	–	–	725	–
2.55%	32,271	–	6,987	–	–	–	2	–
2.60%	20,116	–	3,895	–	–	–	486	–
2.65%	1,812	–	567	–	–	–	–	32
2.70%	11,293	–	1,953	–	–	–	9	–
2.75%	5,366	–	736	–	–	–	47	–
2.80%	1,109	–	250	–	–	–	120	–
2.85%	1,173	–	–	–	–	–	–	–
2.90%	3,277	–	796	–	–	–	–	–
2.95%	56	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	260	–	63	–	–	–	–	–
3.10%	1,023	–	252	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	60	–	11	–	–	–	–	–

Totals	$2,225,876	8,504	711,891	305,748	5,406	8,020	139,094	24,383

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	49	337	–	49	71	1,304	1,455
0.95%	40	–	–	–	–	–	–	–
1.05%	380	–	–	–	–	–	–	–
1.10%	4	483	621	170	–	–	–	–
1.15%	4,903	26,643	48,230	11,798	–	–	–	–
1.20%	–	–	–	1	–	–	–	–
1.25%	3,943	2,414	6,170	976	–	–	–	–
1.30%	–	4,726	14,529	1,558	62,353	220,364	199,347	349,298
1.35%	380	6,469	30,576	3,633	–	–	–	–
1.40%	74	8,942	14,956	2,203	42,966	104,055	63,724	187,208
1.45%	1,383	8,243	37,555	4,597	–	–	–	–
1.50%	2,317	12,146	11,032	2,006	–	–	–	–
1.55%	7,123	40,357	61,733	11,618	–	–	–	–
1.60%	281	1,861	7,073	1,088	–	–	–	–
1.65%	5,159	4,934	20,760	8,895	–	–	–	–
1.70%	705	1,891	6,160	980	–	–	–	–
1.75%	1,705	19,948	56,742	19,829	–	–	–	–
1.80%	1,714	9,787	25,171	4,370	–	–	–	–
1.85%	1,458	6,414	16,544	338	–	–	–	–
1.90%	499	978	880	294	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
1.95%	334	2,535	16,005	1,395	–	–	–	–
2.00%	1,967	17,728	12,628	5,558	–	–	–	–
2.05%	3,880	2,673	3,041	684	–	–	–	–
2.10%	261	7,630	9,233	3,814	–	–	–	–
2.15%	751	11,293	15,004	5,278	–	–	–	–
2.20%	751	5,827	11,604	2,016	–	–	–	–
2.25%	1,521	1,513	2,165	–	–	–	–	–
2.30%	906	1,772	5,477	147	–	–	–	–
2.35%	892	5,230	16,103	1,986	–	–	–	–
2.40%	964	1,488	1,154	987	–	–	–	–
2.45%	325	1,171	1,188	58	–	–	–	–
2.50%	570	80	465	46	–	–	–	–
2.55%	51	179	294	282	–	–	–	–
2.60%	459	107	22	–	–	–	–	–
2.65%	6	170	94	42	–	–	–	–
2.70%	227	1,059	831	163	–	–	–	–
2.75%	42	–	–	–	–	–	–	–
2.80%	127	12	141	7	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	69	–	–	–	–	–	–
2.95%	–	–	48	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$46,102	216,821	454,566	96,817	105,368	324,490	264,375	537,961

	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
0.80%	$1,162	2,950	1	–	236	–	9,046	–
0.95%	–	–	–	1,443	–	–	–	6,912
1.05%	–	–	–	1,096	–	–	–	3,517
1.10%	–	–	–	2,278	–	316	–	4,356
1.15%	–	–	–	69,602	–	5,527	–	237,490
1.20%	–	–	–	748	–	–	–	640
1.25%	–	–	–	13,383	–	4,477	–	56,902
1.30%	328,167	477,854	3,636	570	94,793	–	1,684,876	1,000
1.35%	–	–	–	19,662	–	–	–	66,610
1.40%	138,740	191,554	1,579	14,153	45,547	256	946,844	23,429
1.45%	–	–	–	28,479	–	3,362	–	75,151
1.50%	–	–	–	39,207	–	4,601	–	49,358
1.55%	–	–	–	64,757	–	5,944	–	296,335
1.60%	–	–	–	6,469	–	588	–	19,215
1.65%	–	–	–	31,776	–	903	–	84,711
1.70%	–	–	–	16,402	–	917	–	21,573
1.75%	–	–	–	170,564	–	697	–	82,802
1.80%	–	–	–	27,652	–	1,903	–	127,555
1.85%	–	–	–	18,069	–	1,774	–	52,028
1.90%	–	–	–	8,455	–	776	–	16,994
1.95%	–	–	–	30,438	–	310	–	18,862
2.00%	–	–	–	99,872	–	22	–	36,807
2.05%	–	–	–	12,157	–	888	–	24,233
2.10%	–	–	–	15,260	–	1,778	–	24,933
2.15%	–	–	–	67,135	–	688	–	6,629
2.20%	–	–	–	20,962	–	–	–	17,318
2.25%	–	–	–	8,016	–	–	–	2,750
2.30%	–	–	–	8,527	–	–	–	2,808
2.35%	–	–	–	196,458	–	–	–	662
2.40%	–	–	–	15,053	–	–	–	982
2.45%	–	–	–	5,202	–	9	–	8,222
2.50%	–	–	–	1,323	–	–	–	98
2.55%	–	–	–	19,859	–	–	–	16,893
2.60%	–	–	–	12,200	–	–	–	–
2.65%	–	–	–	1,120	–	–	–	183
2.70%	–	–	–	4,638	–	–	–	21
2.75%	–	–	–	2,245	–	–	–	–
2.80%	–	–	–	373	–	–	–	170
2.85%	–	–	–	85	–	–	–	–
2.90%	–	–	–	1,700	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	86	–	–	–	–
3.10%	–	–	–	339	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	40	–	–	–	–

Totals	$468,069	672,358	5,216	1,057,853	140,576	35,736	2,640,766	1,388,149

	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
0.80%	$–	671	–	–	5,666	–
0.95%	–	–	–	–	–	–
1.05%	–	–	–	–	–	–
1.10%	–	–	–	–	–	–
1.15%	1,006	–	–	69	–	246
1.20%	–	–	–	–	–	–
1.25%	4,858	–	–	–	–	–
1.30%	–	656,535	–	–	3,371,207	–
1.35%	920	–	–	–	–	–
1.40%	–	276,687	41	1,300	1,273,509	–
1.45%	–	–	–	–	–	–
1.50%	1,206	–	–	–	–	–
1.55%	52	–	–	–	–	–
1.60%	582	–	–	–	–	–
1.65%	354	–	–	–	–	–
1.70%	278	–	–	–	–	–
1.75%	627	–	72	–	–	–
1.80%	772	–	–	–	–	–
1.85%	384	–	–	–	–	–
1.90%	–	–	359	–	–	–
1.95%	673	–	–	–	–	–
2.00%	12	–	229	–	–	–
2.05%	–	–	–	–	–	–
2.10%	900	–	712	–	–	–
2.15%	–	–	–	–	–	–
2.20%	–	–	1,343	–	–	–
2.25%	–	–	–	–	–	–
2.30%	–	–	–	–	–	–
2.35%	–	–	–	–	–	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	–	–
2.50%	–	–	–	–	–	–
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–
2.65%	–	–	–	–	–	–
2.70%	–	–	–	–	–	–
2.75%	–	–	–	–	–	–
2.80%	–	–	–	–	–	–
2.85%	–	–	–	–	–	–
2.90%	–	–	–	–	–	–
2.95%	–	–	–	–	–	–
3.00%	–	–	–	–	–	–
3.05%	–	–	–	–	–	–
3.10%	–	–	–	–	–	–
3.15%	–	–	–	–	–	–
3.25%	–	–	–	–	–	–

Totals $	12,624	933,893	2,756	1,369	4,650,382	246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $258,453,443 and $281,754,798, respectively, and total transfers from the Account to the fixed account were $98,329,606 and $86,585,725, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $19,726,148 and $11,235,861 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,024,406 and $1,705,112 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $4,208,817 and $2,000,683 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.95%	3,021,464	$ 14.14 to 15.42	$52,769,013	0.12%	11.87% to 9.62%
2005	0.95% to 2.95%	3,126,816	12.64 to 14.06	49,174,442	0.00%	4.43%to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S Shares
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American Mid Cap Growth Portfolio – Class S Shares
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to-10.28%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80% to 1.40%	2,937,946	$14.22 to 13.49	$39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%

American Century Variable Portfolios, Inc. – International Fund – Class II
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class IV
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	0.95% to 2.95%	5,699,037	$15.45 to 15.95	$104,054,486	1.05%	17.34% to 14.98%
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class I
2006	1.30% to 1.40%	15,762	9.54 to 9.54	150,403	0.00%	-4.56% to -4.63%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class II
2006	1.10% to 2.90%	242,388	2.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American Funds Insurance Series® – Growth Fund – Class 1
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%

American Funds Insurance Series® – High-Income Bond Fund – Class 1
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%

American Funds Insurance Series® – U.S. Government/AAA-Rated Securities Fund – Class 1
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29	2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%

Charles Schwab Money Market Portfolio
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80% to 1.40%	3,504,269	$18.37 to 22.39	$82,432,140	0.11%	8.33% to 7.68%
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.95%	4,875,943	$10.81 to 9.88	$51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80% to 1.40%	21,578,263	$32.72 to 33.18	$721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80% to 1.40%	85,450	$10.59 to 10.55	$901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 3.25%	8,623,100	$15.46 to 14.53	$130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%

Gartmore GVIT – Emerging Markets Fund – Class II
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90% to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
2005	1.10% to 2.75%	1,795,459	15.42 to 15.00	27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	(a)
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class II
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class II
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class VI
2006	0.95% to 2.50%	1,150,570	$10.75 to 10.31	$12,177,962	0.00%	1.45% to -0.14%
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class II
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class VI
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class II
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%

Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%

Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Growth Fund – Class I
2006	0.80% to 1.40%	10,735	$ 12.77 to 12.30	$133,086	1.00%	31.90% to 31.11%
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%

Gartmore GVIT – International Growth Fund – Class III
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80% to 2.95%	7,922,124	$ 16.00 to 16.86	$ 132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%

Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%

Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.70%	1,931,451	$ 15.89 to 21.48	$43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class II
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.80% to 1.40%	411,359	$12.29 to 11.94	$4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94 to 3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to-22.33%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	(a)
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Large Cap Growth Fund II
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Large Cap Value Fund II
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund – Moderate Growth II
2006	1.15% to 2.60%	703,592	$ 12.08 to 11.62	$8,580,243	2.61%	9.15% to 7.56%
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	(a)
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	(a)
2005	1.10% to 2.90%	816,611	11.66 to 11.52	9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	4,523,880	$23.58 to 25.18	$137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	3,147,364	$ 6.40 to 6.15	$19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer Small Cap Value VCT Portfolio – Class I
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	(a)
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	(a)
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to 0.54%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
2005	0.80% to 1.40%	1,440,459	14.98 to 15.99	26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.80% to 1.40%	1,470,219	$ 23.26 to 22.89	$ 33,718,368	0.07%	23.54% to 22.80%
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Large Company Growth Fund
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Money Market Fund
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.80% to 1.40%	7,005,669	$ 32.42 to 38.06	$334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Total Return Bond Fund
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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